UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end:    December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained  in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Allocation Fund (now known as Forward Income Builder Fund).

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

March 31, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 29.01%
Federal Home Loan Bank (FHLB): 1.31%
	FHLB
$2,100,000	5.250%, 06/18/14	$2,323,251
		2,323,251
Federal Home Loan Mortgage Corp (FHLMC): 8.66%
	FHLMC
500,000	0.500%, 02/24/15	498,295
500,000	0.550%, 12/27/13	500,495
500,000	0.625%, 03/06/15	499,960
200,000	0.700%, 11/04/13	200,061
1,000,000	0.800%, 12/19/14	1,000,815
500,000	0.850%, 02/24/16	499,303
500,000	0.875%, 12/19/14	500,584
1,500,000	0.875%, 11/14/14	1,502,986
500,000	0.920%, 12/12/14	500,687
1,000,000	1.020%, 06/19/15	1,001,700
1,000,000	1.375%, 02/25/14	1,021,621
1,000,000	1.625%, 04/15/13	1,014,495
113,218	1.951%, 07/01/19(a)	114,273
2,774	2.032%, 01/01/26(a)	2,879
46,353	2.093%, 08/01/19(a)	46,817
3,987	2.125%, 08/01/18(a)	4,031
2,293	2.185%, 03/01/17(a)	2,306
14,166	2.200%, 01/01/23(a)	14,645
44,861	2.233%, 02/01/23(a)	45,568
24,649	2.250%, 07/01/19(a)	24,907
3,588	2.250%, 05/01/18(a)	3,626
34,340	2.277%, 12/01/29(a)	36,207
14,023	2.280%, 12/01/20(a)	14,747
14,521	2.280%, 12/01/18(a)	15,363
9,305	2.290%, 11/01/18(a)	9,851
2,744	2.290%, 09/01/30(a)	2,904
35,056	2.304%, 12/01/18(a)	35,544
4,678	2.307%, 09/01/27(a)	4,945
17,336	2.325%, 10/01/27(a)	18,371
4,241	2.336%, 12/01/27(a)	4,481
40,790	2.350%, 10/01/33(a)	43,528
3,780	2.350%, 07/01/18(a)	4,013
29,452	2.371%, 08/01/30(a)	31,235
4,645	2.384%, 12/01/27(a)	4,915
2,620	2.400%, 11/01/19(a)	2,647
1,925	2.415%, 06/01/18(a)	1,935
4,854	2.425%, 09/01/18(a)	5,022
11,950	2.433%, 02/01/32(a)	12,568
7,125	2.456%, 11/01/27(a)	7,540
3,879	2.459%, 08/01/17(a)	4,065

36,688	2.460%, 07/01/31(a)	36,826
34,168	2.485%, 05/01/27(a)	34,597
16,934	2.500%, 07/01/18(a)	17,512
4,333	2.500%, 03/01/24(a)	4,356
31,645	2.524%, 10/01/30(a)	32,766
39,958	2.540%, 07/01/32(a)	42,152
52,617	2.550%, 10/01/20(a)	53,082
64,041	2.572%, 07/01/24(a)	65,102
24,183	2.644%, 04/01/30(a)	25,598
5,293	2.648%, 04/01/21(a)	5,516
6,022	2.668%, 08/01/23(a)	6,098
7,263	2.760%, 03/01/20(a)	7,301
59,343	2.828%, 08/01/36(a)	63,294
2,970	2.861%, 10/01/22(a)	3,153
8,976	2.970%, 08/01/19(a)	9,068
9,404	3.038%, 11/01/19(a)	9,514
14,821	3.158%, 10/01/35(a)	15,506
44,100	3.365%, 08/01/26(a)	44,624
30,529	3.856%, 12/01/17(a)	30,924
212,255	3.939%, 08/01/23(a)	213,894
67,667	3.952%, 06/01/24(a)	68,503
56,182	3.954%, 10/01/19(a)	56,974
109,616	4.083%, 08/01/24(a)	110,607
66,812	4.097%, 01/01/22(a)	67,601
1,000,000	4.125%, 09/27/13	1,056,766
86,418	4.162%, 05/01/25(a)	87,036
24,602	4.240%, 11/01/24(a)	24,860
14,063	4.740%, 03/01/19(a)	14,963
66,259	4.780%, 04/01/24(a)	69,429
4,993	4.820%, 05/01/20(a)	5,314
4,114	5.505%, 08/01/24(a)	4,406
126,245	5.842%, 07/01/37(a)	130,342
414,886	5.856%, 04/01/36(a)	447,820
24,625	5.914%, 06/01/36(a)	26,577
	FHLMC, Gold
126,415	2.473%, 03/01/27(a)	127,361
141,199	2.665%, 02/01/29(a)	150,339
993,766	4.000%, 12/01/41	1,045,824
812,681	4.500%, 07/01/41	862,474
915,169	5.000%, 10/01/40	995,941
		15,333,955

Federal National Mortgage Association (FNMA): 16.70%

	FNMA
3,500,000	0.375%, 03/16/15	3,476,340
500,000	0.600%, 12/27/13	500,120
500,000	0.600%, 11/21/13	500,079
200,000	0.625%, 10/25/13	200,035
15,273	0.635%, 01/01/31(a)	15,340
2,300,000	0.750%, 12/18/13	2,316,857
600,000	0.750%, 12/06/13	600,209
21,886	1.141%, 01/01/21(a)	21,971
3,797	1.490%, 06/01/21(a)	3,821
116,628	1.582%, 06/01/40(a)	119,305
71,113	1.582%, 06/01/40(a)	72,810
31,592	1.582%, 10/01/40(a)	32,328
12,199	1.706%, 03/01/28(a)	12,689
236,037	1.744%, 03/01/34(a)	236,952
9,546	1.830%, 11/01/33(a)	10,064
12,877	1.849%, 01/01/17(a)	12,999
4,709	1.849%, 11/01/33(a)	4,922

67,014	1.850%, 10/01/32(a)	69,349
5,705	1.874%, 09/01/33(a)	5,999
23,627	1.904%, 01/01/36(a)	24,505
6,482	1.918%, 12/01/24(a)	6,701
468,737	1.962%, 07/01/34(a)	493,489
10,639	2.006%, 04/01/18(a)	11,097
15,159	2.030%, 04/01/33(a)	15,944
22,231	2.035%, 06/01/30(a)	22,540
125,773	2.040%, 02/01/26(a)	129,903
278,622	2.050%, 05/01/33(a)	290,320
32,189	2.064%, 06/01/19(a)	32,833
630,851	2.079%, 01/01/35(a)	665,597
16,559	2.111%, 03/01/35(a)	17,534
428,209	2.120%, 11/01/35(a)	446,558
319,908	2.126%, 11/01/35(a)	332,868
67,893	2.134%, 02/01/25(a)	70,902
6,858	2.136%, 08/01/29(a)	7,197
360,219	2.144%, 07/01/34(a)	361,946
5,989	2.158%, 12/01/35(a)	6,161
10,952	2.183%, 09/01/24(a)	11,237
21,112	2.185%, 11/01/22(a)	21,305
32,429	2.197%, 08/01/35(a)	34,056
15,444	2.203%, 04/01/18(a)	16,001
10,984	2.205%, 10/01/28(a)	11,543
25,957	2.205%, 01/01/24(a)	27,020
163,756	2.209%, 11/01/17(a)	172,497
48,512	2.218%, 11/01/35(a)	51,176
56,826	2.220%, 04/01/32(a)	57,320
157,327	2.221%, 02/01/33(a)	166,438
1,375	2.230%, 07/01/25(a)	1,444
164,125	2.245%, 05/01/34(a)	173,582
58,197	2.250%, 08/01/30(a)	58,812
53,147	2.273%, 11/01/31(a)	54,008
768	2.275%, 01/01/20(a)	770
51,931	2.280%, 01/01/25(a)	52,356
25,370	2.291%, 07/01/34(a)	26,934
27,053	2.292%, 09/01/23(a)	27,308
49,966	2.295%, 01/01/21(a)	52,947
211,036	2.301%, 03/01/34(a)	220,531
22,720	2.304%, 08/01/36(a)	23,996
41,788	2.306%, 10/01/25(a)	44,039
67,502	2.308%, 07/01/36(a)	71,054
23,134	2.310%, 12/01/26(a)	24,295
14,228	2.318%, 01/01/28(a)	15,054
101,761	2.327%, 08/01/33(a)	108,005
59,669	2.343%, 09/01/33(a)	62,874
1,134	2.345%, 10/01/27(a)	1,204
58,241	2.358%, 12/01/30(a)	61,480
51,547	2.363%, 02/01/35(a)	51,895
36,324	2.366%, 01/01/33(a)	37,028
305,791	2.368%, 06/01/33(a)	319,616
3,288	2.375%, 05/01/33(a)	3,471
80,228	2.395%, 09/01/31(a)	82,205
24,757	2.425%, 01/01/23(a)	25,004
531,238	2.446%, 09/01/32(a)	564,736
85,054	2.448%, 06/01/33(a)	86,104
2,680	2.449%, 09/01/37(a)	2,851
17,649	2.450%, 05/01/24(a)	17,778
71,631	2.450%, 07/01/36(a)	76,085
31,453	2.451%, 08/01/33(a)	32,448
35,000	2.451%, 05/01/19(a)	36,278
491	2.470%, 07/01/17(a)	494

1,194	2.470%, 10/01/16(a)	1,206
73,888	2.471%, 01/01/31(a)	75,885
87,809	2.471%, 06/01/32(a)	89,480
110,336	2.476%, 03/01/37(a)	118,026
9,476	2.488%, 10/01/19(a)	9,858
11,169	2.492%, 09/01/33(a)	11,929
411,478	2.499%, 11/01/33(a)	421,417
162,876	2.503%, 07/01/33(a)	172,870
82,752	2.507%, 05/01/33(a)	88,239
72,612	2.510%, 04/01/35(a)	73,278
9,006	2.520%, 07/01/28(a)	9,603
45,196	2.522%, 08/01/32(a)	47,855
40,237	2.599%, 12/01/35(a)	41,205
58,433	2.602%, 06/01/36(a)	61,847
51,921	2.605%, 07/01/34(a)	55,800
97,114	2.615%, 11/01/33(a)	98,604
1,001	2.624%, 03/01/30(a)	1,064
23,270	2.625%, 11/01/26(a)	24,854
32,014	2.652%, 08/01/34(a)	34,284
58,166	2.715%, 02/01/34(a)	62,122
15,974	2.723%, 02/01/26(a)	16,952
1,300,000	2.750%, 02/05/14	1,358,410
3,500,000	2.750%, 03/13/14	3,668,645
53,912	2.753%, 09/01/30(a)	57,061
12,152	2.781%, 03/01/36(a)	12,431
120,724	2.800%, 05/01/34(a)	128,066
40,063	2.815%, 01/01/18(a)	41,136
16,941	2.880%, 06/01/33(a)	17,171
58,457	2.904%, 12/01/30(a)	61,676
34,542	2.962%, 11/01/36(a)	35,691
2,715	3.574%, 08/01/26(a)	2,863
5,217	3.680%, 03/01/25(a)	5,223
5,278	3.825%, 01/01/19(a)	5,610
25,100	3.998%, 07/01/17(a)	26,661
1,212,911	4.000%, 06/01/39	1,272,903
993,549	4.000%, 12/01/41	1,048,722
190,554	4.038%, 05/01/36(a)	196,718
56,091	4.123%, 02/01/26(a)	59,023
4,453	4.346%, 08/01/20(a)	4,488
1,015,588	4.500%, 12/01/40	1,090,651
1,329,353	4.500%, 07/01/41	1,418,905
1,287,356	4.500%, 03/01/41	1,374,078
919,558	4.500%, 02/01/41	981,503
35,324	4.581%, 12/01/19(a)	37,544
6,582	4.603%, 04/01/29(a)	6,635
9,916	4.690%, 06/01/19(a)	10,416
1,004	4.811%, 12/01/26(a)	1,076
881	4.824%, 05/01/18(a)	903
8,523	4.897%, 03/01/27(a)	9,126
759,041	5.000%, 02/01/34	822,082
22,506	5.568%, 04/01/36(a)	24,085
118,166	6.500%, 07/01/17	124,761
20,005	6.750%, 12/01/16(a)	21,027
		29,575,231

Government National Mortgage Association (GNMA): 2.34%

	GNMA
72,229	1.625%, 10/20/25(a)	74,738
4,725	1.625%, 07/20/27(a)	4,885
41,952	1.625%, 12/20/29(a)	43,409
40,185	1.625%, 10/20/29(a)	41,581

3,859	1.625%, 07/20/27(a)	3,990
5,184	1.625%, 12/20/26(a)	5,364
70,537	1.625%, 10/20/27(a)	72,988
284,224	1.625%, 08/20/33(a)	293,861
66,688	1.625%, 12/20/32(a)	69,004
50,390	1.625%, 10/20/37(a)	52,141
56,873	1.750%, 02/20/30(a)	58,901
197,531	1.750%, 02/20/32(a)	205,167
26,432	1.750%, 02/20/32(a)	27,374
253,112	1.750%, 01/20/32(a)	262,138
74,581	2.000%, 03/20/33(a)	77,029
67,139	2.125%, 10/20/35(a)	69,631
44,129	2.250%, 03/20/29(a)	45,610
18,828	2.250%, 01/20/29(a)	19,460
65,056	2.250%, 01/20/29(a)	67,240
5,924	2.375%, 03/20/22(a)	6,150
2,236	2.375%, 06/20/27(a)	2,317
22,817	2.375%, 03/20/24(a)	23,687
5,840	2.375%, 02/20/24(a)	6,063
41,939	2.375%, 03/20/24(a)	43,538
14,279	2.375%, 01/20/24(a)	14,823
47,603	2.375%, 03/20/22(a)	49,417
4,192	2.375%, 04/20/22(a)	4,343
115,533	2.375%, 01/20/23(a)	119,936
9,878	2.375%, 05/20/21(a)	10,233
44,964	2.375%, 01/20/27(a)	46,677
4,077	2.375%, 04/20/27(a)	4,223
51,394	2.375%, 03/20/27(a)	53,353
47,534	2.375%, 02/20/27(a)	49,345
81,042	2.500%, 05/20/34(a)	84,117
48,468	2.500%, 03/20/32(a)	50,535
79,168	2.500%, 03/20/34(a)	82,545
12,083	3.000%, 10/20/18(a)	12,639
12,786	3.500%, 01/20/19(a)	13,374
49,746	4.000%, 03/20/16(a)	52,439
984,267	4.000%, 09/15/41	1,059,079
782,191	5.000%, 10/15/39	869,715
		4,153,059

	Total Agency Pass-Through Securities (Cost $51,236,443)	51,385,496

ASSET-BACKED SECURITIES: 0.60%

	AmeriCredit Automobile Receivables Trust, 2010-B, Class A2
314,013	1.180%, 05/06/12	314,132
	Charming Shoppes Master Trust, Series 2007-1A, Class A1
250,000	1.492%, 09/15/17(a)(b)	250,237
	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
500,000	0.660%, 07/15/13	500,201

	Total Asset-Backed Securities (Cost $1,065,282)	1,064,570

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.39%
Collateralized Mortgage Obligations-Other: 0.68%
	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
156,663	5.183%, 11/15/36	157,992
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
638,158	5.500%, 09/25/33	661,751
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
300,000	4.654%, 01/12/37	303,689
	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2
87,519	5.303%, 02/15/40	87,563
		1,210,995
Federal Home Loan Mortgage Corp (FHLMC): 0.52%
	FHLMC, REMICS
222,586	3.900%, 01/15/23	230,328
407,091	4.000%, 08/15/22	421,639
255,139	4.000%, 03/15/26	272,473
		924,440
Federal National Mortgage Association (FNMA): 0.19%
	FNMA, REMICS
330,799	0.792%, 12/25/37(a)	332,265
		332,265
	Total Collateralized Mortgage Obligations (Cost $2,468,491)	2,467,700
CORPORATE BONDS: 16.02%

Basic Materials: 0.36%
	WMC Finance U.S.A., Ltd., Sr. Unsec. Notes
600,000	5.125%, 05/15/13	630,734
		630,734
Communications: 0.90%
	AT&T, Inc., Sr. Unsec. Notes
500,000	6.700%, 11/15/13	547,145
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,652
	Verizon New York, Inc., Sr. Unsec. Notes
600,000	7.000%, 05/01/13	635,003
		1,590,800
Consumer Non-Cyclical: 3.75%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	514,260

	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
615,000	1.500%, 07/14/14	624,318
454,000	3.000%, 10/15/12	459,940
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	579,272
	Cargill, Inc., Sr. Unsec. Notes
500,000	5.000%, 11/15/13(b)	529,800
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,247,424
440,000	7.375%, 03/03/14	495,221
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	472,692
	Cornell University, Sr. Unsec. Notes
225,000	4.350%, 02/01/14	239,589
	SABMiller Plc, Sr. Unsec. Notes
500,000	5.500%, 08/15/13(b)	528,241
	Teva Pharmaceutical Finance Co., Llc, Sr. Unsec. Notes
600,000	5.550%, 02/01/16	680,363
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	280,386
		6,651,506
Energy: 1.37%
	Noble Corp./Cayman Islands, Sr. Unsec. Notes
500,000	5.875%, 06/01/13	526,818
	Shell International Finance, Sr. Unsec. Notes
800,000	4.000%, 03/21/14	853,886
	Valero Energy Corp., Sr. Unsec. Notes
1,000,000	6.700%, 01/15/13	1,044,071
		2,424,775
Financials: 6.20%
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	333,935
	Branch Banking & Trust Co., Sub. Notes
321,000	0.793%, 05/23/17(a)	299,480
1,250,000	0.794%, 09/13/16(a)	1,178,041
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	433,609
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
1,500,000	1.050%, 03/26/15	1,506,111
	Danske Bank A/S, Sr. Unsec. Notes
1,000,000	1.617%, 04/14/14(a)(b)	983,950
	HCP, Inc., Sr. Unsec. Notes
1,100,000	2.700%, 02/01/14	1,115,755
	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	1.600%, 03/03/14	509,144
	M&I Marshall & Ilsley Bank, Sub. Notes, Series BN
750,000	0.750%, 12/04/12(a)	750,116
	National Australia Bank, Ltd., Sr. Unsec. Notes
300,000	1.301%, 04/11/14(a)(b)	299,094
	National City Bank, Sub. Notes
500,000	0.845%, 06/07/17(a)	456,452

	SunTrust Bank, Sub. Notes
1,000,000	0.782%, 08/24/15(a)	913,448
	Wachovia Bank NA, Sub. Notes
1,250,000	0.804%, 03/15/16(a)	1,182,567
	WEA Finance Llc/WCI Finance Llc, Gtd. Notes
1,000,000	5.400%, 10/01/12(b)	1,020,996
		10,982,698
Industrials: 1.70%
	General Electric Co., Sr. Unsec. Notes
600,000	5.000%, 02/01/13	621,985
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	373,373
	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes
1,250,000	3.200%, 03/01/16	1,332,717
	Union Pacific Corp., Sr. Unsec. Notes
650,000	5.450%, 01/31/13	675,763
		3,003,838
Technology: 0.79%
	Adobe Systems, Inc., Sr. Unsec. Notes
850,000	3.250%, 02/01/15	898,712
	Hewlett-Packard Co., Sr. Unsec. Notes
500,000	2.950%, 08/15/12	503,603
		1,402,315
Utilities: 0.95%
	Alabama Power Capital Trust V, Ltd., Gtd. Notes
750,000	3.681%, 10/01/42(a)	750,930
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
880,000	3.553%, 10/01/14(b)	932,755
		1,683,685
	Total Corporate Bonds (Cost $28,395,269)	28,370,351
MUNICIPAL BONDS: 3.08%

	Citizens Property Insurance Corp., Floating Notes, High Risk Sr., Revenue Bonds, Series A3
500,000	1.940%, 06/01/13(a)	502,950
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B
125,000	0.629%, 07/15/14	125,081
	Eagle County Colorado Airport Terminal Corp., Taxable, Revenue Bonds (Airport Terminal Project), Series B
150,000	2.050%, 05/01/12	150,020
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	302,031
	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A
60,000	5.890%, 12/01/13	63,766

	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.474%, 06/15/13(a)	500,530
	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2
500,000	0.550%, 04/01/14	499,900
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	501,150
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	51,348
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	163,019
	Peralta California Community College District, Limited Obligation Revenue Bonds
475,000	5.400%, 11/01/12	487,592
	Port of Seattle Washington, Taxable Refunding Revenue Bonds, Intermediate Lien, Series C
500,000	0.883%, 11/01/13	500,100
	State of California, Revenue Bonds, Series A2
1,000,000	2.000%, 06/26/12	1,004,169
	Virginia State Housing Development Authority, Revenue Bonds (Taxable Rental Housing), Series C
600,000	3.930%, 08/01/12	606,294
	Total Municipal Bonds (Cost $5,442,078)	5,457,950
U.S. TREASURY BONDS & NOTES: 16.01%
	U.S. Treasury Notes
5,000,000	2.125%, 11/30/14	5,217,580
5,750,000	2.250%, 01/31/15	6,030,761
5,750,000	2.375%, 02/28/15	6,056,365
5,000,000	2.375%, 09/30/14	5,238,675
5,500,000	2.625%, 12/31/14	5,818,401
	Total U.S. Treasury Bonds & Notes (Cost $28,439,649)	28,361,782

Par Value
SHORT-TERM SECURITIES: 1.13%
	U.S. Treasury Bills, Discount Notes
$2,000,000	0.170%, due 05/03/12(c)(d)	1,999,733
	Total Short-Term Securities (Cost $1,999,733)	1,999,733

SHORT-TERM BANK DEBT INSTRUMENTS: 22.34%
	JPMorgan Chase- New York
19,603,534	0.030%, due 04/02/12	19,603,534
	Royal Bank of Canada- Toronto
19,967,319	0.030%, due 04/02/12	19,967,319
	Total Short-Term Bank Debt Instruments (Cost $39,570,853)	39,570,853
	Total Investments: 89.58% (Cost $158,617,798)	158,678,435
	Net Other Assets and Liabilities: 10.42%	18,463,216	(e)
	Net Assets: 100.00%	$177,141,651

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,545,073, representing 2.57% of net assets.
(c)	Security, or portion of security, is being held as collateral for swap contracts.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(e)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	125 Bps	Total Return	04/03/12	172,052,774	$3,362,000
					172,052,774	$3,362,000

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward CorePlus Fund

March 31, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 26.06%
Federal Home Loan Bank (FHLB): 1.76%
	FHLB
$1,950,000	5.250%, 06/18/14	$2,157,305
		2,157,305
Federal Home Loan Mortgage Corp (FHLMC): 5.66%
	FHLMC
500,000	0.550%, 12/27/13	500,495
200,000	0.700%, 11/04/13	200,061
500,000	0.875%, 12/19/14	500,584
500,000	0.920%, 12/12/14	500,687
500,000	1.375%, 02/25/14	510,810
500,000	1.625%, 04/15/13	507,247
37,855	1.727%, 07/01/30(a)	38,272
74,438	1.728%, 07/01/29(a)	75,111
12,745	1.750%, 04/01/17(a)	13,198
40,918	2.021%, 11/01/24(a)	43,037
44,087	2.050%, 02/01/26(a)	46,386
139,256	2.071%, 12/01/21(a)	146,286
53,854	2.106%, 04/01/35(a)	56,308
61,711	2.116%, 08/01/33(a)	64,185
52,794	2.184%, 08/01/30(a)	55,540
2,933	2.219%, 05/01/19(a)	3,056
17,031	2.219%, 10/01/19(a)	17,289
17,634	2.228%, 03/01/18(a)	17,832
14,296	2.250%, 11/01/23(a)	14,990
53,193	2.250%, 02/01/21(a)	55,859
128,005	2.274%, 01/01/37(a)	135,740
46,202	2.303%, 07/01/28(a)	46,933
6,609	2.307%, 09/01/27(a)	6,986
47,567	2.327%, 10/01/30(a)	50,264
5,992	2.336%, 12/01/27(a)	6,330
2,309	2.350%, 08/01/30(a)	2,324
10,072	2.375%, 05/01/22(a)	10,118
73,788	2.378%, 07/01/32(a)	77,390
25,856	2.428%, 02/01/26(a)	27,521
28,815	2.452%, 06/01/34(a)	29,408
7,264	2.482%, 10/01/26(a)	7,411
58,347	2.495%, 12/01/29(a)	62,154
5,284	2.500%, 10/01/18(a)	5,455
20,336	2.500%, 04/01/22(a)	20,528
31,675	2.512%, 01/01/28(a)	33,831
29,215	2.526%, 04/01/30(a)	30,379
19,894	2.526%, 12/01/30(a)	20,604
64,858	2.574%, 03/01/34(a)	68,863
62,498	2.579%, 01/01/37(a)	66,487
21,759	2.589%, 11/01/29(a)	23,239

94,279	2.641%, 09/01/32(a)	97,754
13,857	2.644%, 08/01/30(a)	14,723
32,679	2.693%, 09/01/24(a)	34,870
57,066	2.693%, 01/01/35(a)	57,649
205,788	2.760%, 02/01/37(a)	221,288
5,551	2.830%, 12/01/30(a)	5,604
33,432	2.893%, 01/01/22(a)	33,637
7,538	2.970%, 08/01/19(a)	7,615
8,144	3.000%, 01/01/19(a)	8,162
4,643	3.020%, 10/01/18(a)	4,660
23,079	3.149%, 07/01/23(a)	23,957
89,777	3.176%, 03/01/19(a)	90,361
22,373	3.221%, 04/01/19(a)	22,614
8,830	3.250%, 05/01/23(a)	8,884
571	3.363%, 08/01/18(a)	577
243,379	3.396%, 04/01/36(a)	254,333
23,505	3.885%, 12/01/19(a)	23,749
11,960	4.110%, 03/01/17(a)	12,074
800,000	4.125%, 09/27/13	845,413
15,657	4.557%, 05/01/20(a)	16,617
25,184	4.615%, 02/01/23(a)	25,348
31,325	4.870%, 07/01/25(a)	31,561
37,499	5.039%, 03/01/37(a)	38,300
8,435	6.376%, 10/01/27(a)	8,452
27,104	6.435%, 11/01/25(a)	27,358
	FHLMC, Gold
406,341	4.500%, 07/01/41	431,237
457,585	5.000%, 10/01/40	497,971
		6,943,966
Federal National Mortgage Association (FNMA): 16.45%
	FNMA
1,950,000	0.375%, 03/16/15	1,936,818
500,000	0.600%, 12/27/13	500,120
500,000	0.600%, 11/21/13	500,079
200,000	0.625%, 10/25/13	200,035
1,100,000	0.750%, 12/18/13	1,108,062
124,019	1.141%, 01/01/21(a)	124,500
68,376	1.382%, 04/01/44(a)	68,956
45,621	1.382%, 04/01/44(a)	45,997
25,202	1.382%, 04/01/44(a)	25,418
172,926	1.582%, 06/01/40(a)	177,132
81,126	1.582%, 10/01/40(a)	83,015
170,254	1.582%, 11/01/30(a)	173,929
104,733	1.582%, 11/01/30(a)	107,125
118,582	1.582%, 10/01/40(a)	121,348
224,351	1.582%, 09/01/40(a)	228,887
84,336	1.779%, 05/01/33(a)	86,219
19,499	1.785%, 07/01/21(a)	19,734
163,157	1.813%, 05/01/33(a)	168,033
18,471	1.837%, 09/01/27(a)	19,402
42,911	1.875%, 06/01/19(a)	44,898
537,123	1.908%, 08/01/34(a)	563,755
28,019	1.911%, 09/01/23(a)	28,960
9,157	1.918%, 12/01/24(a)	9,466
76,308	1.919%, 05/01/32(a)	79,837
39,891	1.925%, 11/01/21(a)	41,451
57,507	1.960%, 05/01/35(a)	58,034
68,165	2.000%, 01/01/19(a)	69,344
102,676	2.002%, 04/01/36(a)	108,921
1,182	2.006%, 04/01/18(a)	1,233

71,605	2.014%, 01/01/23(a)	74,537
114,446	2.014%, 08/01/28(a)	121,497
109,251	2.038%, 04/01/36(a)	116,037
192,772	2.048%, 07/01/19(a)	202,336
280,225	2.048%, 09/01/34(a)	295,256
66,072	2.060%, 11/01/17(a)	68,853
36,440	2.065%, 01/01/26(a)	38,178
11,337	2.075%, 10/01/22(a)	11,829
168,388	2.081%, 11/01/32(a)	178,145
16,185	2.085%, 10/01/15(a)	16,175
433,203	2.096%, 09/01/35(a)	460,260
30,285	2.123%, 11/01/32(a)	30,895
85,972	2.131%, 09/01/35(a)	91,374
11,741	2.135%, 01/01/20(a)	12,215
50,001	2.147%, 11/01/34(a)	52,649
14,514	2.151%, 06/01/33(a)	15,333
337,087	2.165%, 01/01/33(a)	354,134
6,103	2.183%, 03/01/23(a)	6,398
124,110	2.189%, 10/01/34(a)	130,764
47,929	2.193%, 05/01/24(a)	50,683
24,434	2.198%, 05/01/36(a)	25,817
76,614	2.200%, 09/01/23(a)	80,422
74,893	2.201%, 12/01/35(a)	77,514
338,417	2.203%, 06/01/18(a)	348,368
109,051	2.211%, 04/01/33(a)	113,951
12,497	2.230%, 07/01/25(a)	13,129
15,251	2.230%, 04/01/22(a)	15,323
294,852	2.232%, 05/01/36(a)	311,035
181,459	2.243%, 07/01/35(a)	192,252
101,586	2.249%, 01/01/36(a)	107,865
48,456	2.253%, 08/01/30(a)	51,080
31,475	2.260%, 12/01/29(a)	33,215
553,300	2.272%, 08/01/35(a)	588,714
93,626	2.273%, 08/01/34(a)	99,554
69,298	2.281%, 08/01/34(a)	73,584
17,446	2.290%, 05/01/22(a)	17,563
13,393	2.295%, 12/01/22(a)	14,040
29,887	2.309%, 09/01/25(a)	30,156
48,700	2.310%, 01/01/32(a)	49,021
17,017	2.310%, 03/01/38(a)	17,922
87,101	2.320%, 01/01/36(a)	92,365
79,201	2.323%, 12/01/34(a)	83,501
62,492	2.330%, 09/01/33(a)	65,808
30,114	2.335%, 12/01/32(a)	30,608
12,556	2.338%, 01/01/26(a)	12,643
382,224	2.340%, 02/01/35(a)	402,467
49,237	2.345%, 03/01/38(a)	51,837
42,476	2.352%, 08/01/33(a)	44,441
99,806	2.356%, 06/01/33(a)	105,962
164,980	2.365%, 07/01/35(a)	175,428
66,613	2.369%, 07/01/36(a)	70,208
14,930	2.378%, 09/01/31(a)	15,819
65,621	2.396%, 08/01/30(a)	69,911
18,904	2.404%, 01/01/31(a)	20,059
62,959	2.412%, 10/01/32(a)	64,347
13,049	2.416%, 07/01/29(a)	13,309
55,421	2.418%, 04/01/33(a)	58,553
12,086	2.420%, 07/01/33(a)	12,767
43,998	2.423%, 05/01/38(a)	46,538
81,451	2.424%, 10/01/33(a)	86,671
40,223	2.432%, 08/01/22(a)	42,965
255,597	2.434%, 05/01/35(a)	268,605

53,512	2.442%, 05/01/33(a)	54,253
34,742	2.451%, 01/01/19(a)	34,907
89,891	2.451%, 08/01/33(a)	92,735
78,543	2.471%, 06/01/38(a)	80,778
6,454	2.483%, 07/01/26(a)	6,907
116,025	2.489%, 11/01/30(a)	119,551
159,700	2.495%, 08/01/35(a)	161,698
3,320	2.500%, 02/01/33(a)	3,531
6,470	2.500%, 01/01/27(a)	6,525
52,546	2.504%, 04/01/36(a)	55,319
3,664	2.509%, 01/01/19(a)	3,667
146,328	2.527%, 09/01/33(a)	155,983
26,201	2.576%, 01/01/19(a)	26,607
7,757	2.625%, 11/01/17(a)	7,865
71,288	2.625%, 12/01/34(a)	75,980
9,248	2.661%, 04/01/18(a)	9,386
34,866	2.675%, 03/01/18(a)	36,519
17,494	2.703%, 01/01/33	18,738
120,996	2.725%, 12/01/24(a)	128,976
66,770	2.732%, 02/01/33(a)	71,199
800,000	2.750%, 03/13/14	838,547
28,947	2.750%, 10/01/33(a)	29,228
800,000	2.750%, 02/05/14	835,945
113,140	2.777%, 12/01/35(a)	115,811
13,120	2.780%, 03/01/27(a)	13,187
34,008	2.784%, 05/01/35(a)	36,371
44,848	2.800%, 05/01/34(a)	47,575
118,237	2.815%, 06/01/26(a)	124,812
5,277	2.815%, 01/01/18(a)	5,418
56,864	2.950%, 05/01/35(a)	60,788
147,519	2.962%, 11/01/36(a)	152,425
8,582	3.000%, 05/01/16(a)	8,872
92,766	3.020%, 03/01/29(a)	93,133
55,692	3.025%, 03/01/19(a)	56,849
69,054	3.095%, 05/01/22(a)	70,327
58,720	3.097%, 09/01/20(a)	61,056
15,824	3.200%, 04/01/25(a)	15,937
3,174	3.328%, 01/01/29(a)	3,321
46,091	3.340%, 11/01/35(a)	46,783
43,014	3.355%, 11/01/20(a)	43,803
2,091	3.375%, 08/01/17(a)	2,097
54,607	3.504%, 04/01/25(a)	57,514
10,112	3.835%, 07/01/20(a)	10,177
2,396	3.855%, 12/01/17(a)	2,400
95,188	3.892%, 01/01/18(a)	97,256
993,549	4.000%, 12/01/41	1,048,721
2,280	4.096%, 04/01/17(a)	2,289
911	4.317%, 04/01/18(a)	932
9,608	4.327%, 11/01/27(a)	9,690
1,781	4.346%, 08/01/20(a)	1,795
7,496	4.429%, 07/01/17(a)	7,559
4,340	4.456%, 06/01/25(a)	4,483
429,119	4.500%, 03/01/41	458,026
913,863	4.500%, 12/01/40	981,408
443,118	4.500%, 07/01/41	472,968
1,528	4.712%, 01/01/25(a)	1,631
39,144	4.770%, 04/01/37(a)	41,808
294	4.807%, 06/01/24(a)	303
12,581	4.818%, 03/01/17(a)	12,687
3,226	4.924%, 07/01/24(a)	3,257
9,230	5.851%, 06/01/36(a)	9,886
19,267	5.891%, 04/01/19(a)	20,193
1,671	5.969%, 11/01/23(a)	1,688
		20,183,673

Government National Mortgage Association (GNMA): 2.19%
	GNMA
43,367	1.625%, 07/20/30(a)	44,838
27,995	1.625%, 11/20/26(a)	28,967
2,313	1.625%, 12/20/28(a)	2,394
414,128	1.625%, 11/20/32(a)	428,513
21,732	1.625%, 10/20/29(a)	22,487
139,985	1.625%, 09/20/23(a)	144,730
35,624	1.625%, 09/20/32(a)	36,832
46,565	1.750%, 06/20/34(a)	48,318
21,444	2.000%, 08/20/30(a)	22,186
28,566	2.125%, 07/20/33(a)	29,591
32,942	2.125%, 07/20/34(a)	34,124
20,710	2.250%, 03/20/30(a)	21,405
47,919	2.250%, 01/20/30(a)	49,528
8,915	2.375%, 03/20/28(a)	9,254
54,019	2.375%, 05/20/27(a)	55,963
26,540	2.500%, 01/20/35(a)	27,686
55,610	2.500%, 03/20/31(a)	57,982
5,702	2.750%, 10/20/17(a)	5,955
114,790	4.000%, 07/20/24	123,821
492,134	4.000%, 09/15/41	529,540
391,096	5.000%, 10/15/39	434,857
	GNMA, Class A
519,144	2.017%, 11/16/28(a)	523,060
		2,682,031
	Total Agency Pass-Through Securities (Cost $31,753,095)	31,966,975
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.06%
Collateralized Mortgage Obligations-Other: 2.20%
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A3
2,696,852	5.120%, 08/15/38(a)	2,703,807
		2,703,807
Federal Home Loan Mortgage Corp (FHLMC): 0.44%
	FHLMC, REMICS
202,351	3.900%, 01/15/23	209,389
255,139	4.000%, 03/15/26	272,473
60,000	5.000%, 06/15/30	60,917
		542,779
Federal National Mortgage Association (FNMA): 0.42%
	FNMA, REMICS
508,922	0.792%, 12/25/37(a)	511,177
		511,177
	Total Collateralized Mortgage Obligations (Cost $3,834,729)	3,757,763

CORPORATE BONDS: 24.19%
Basic Materials: 0.85%
	E.I. du Pont de Nemours, Sr. Unsec. Notes
200,000	4.750%, 11/15/12	205,319
	WMC Finance U.S.A., Ltd., Sr. Unsec. Notes
800,000	5.125%, 05/15/13	840,980
		1,046,299
Communications: 0.85%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,652
	Verizon New York, Inc., Sr. Unsec. Notes
600,000	7.000%, 05/01/13	635,003
		1,043,655
Consumer Cyclical: 0.42%
	Staples, Inc., Sr. Unsec. Notes
455,000	9.750%, 01/15/14	517,157
		517,157
Consumer Non-Cyclical: 3.61%
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	514,260
	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
500,000	1.500%, 07/14/14	507,575
	Bottling Group Llc, Sr. Unsec. Notes
250,000	4.625%, 11/15/12	256,370
500,000	5.500%, 04/01/16	579,271
	Coca-Cola Co., Sr. Unsec. Notes
440,000	7.375%, 03/03/14	495,221
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
300,000	2.625%, 05/01/17	318,669
	Philip Morris International, Inc., Sr. Unsec. Notes
250,000	4.875%, 05/16/13	262,258
	SABMiller Plc, Sr. Unsec. Notes
500,000	5.500%, 08/15/13(b)	528,240
	Teva Pharmaceutical Finance Co., Llc, Sr. Unsec. Notes
600,000	5.550%, 02/01/16	680,363
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	280,386
		4,422,613
Energy: 1.99%
	Noble Corp./Cayman Islands, Sr. Unsec. Notes
500,000	5.875%, 06/01/13	526,818
	Shell International Finance, Sr. Unsec. Notes
812,000	4.000%, 03/21/14	866,694
	Valero Energy Corp., Sr. Unsec. Notes
1,000,000	6.700%, 01/15/13	1,044,071
		2,437,583

Financials: 13.99%
	Bank of America Corp., Sr. Unsec. Notes
1,000,000	0.340%, 10/15/12(a)	1,042,448
4,000,000	0.742%, 11/21/12(a)	4,120,879
	Barclays Bank Plc, Sr. Unsec. Notes
2,600,000	0.000%, 06/25/12(b)	2,720,058
2,750,000	0.000%, 09/17/12(b)	2,922,955
	BB&T Corp., Sr. Unsec. Notes
2,000,000	3.850%, 07/27/12	2,021,360
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	433,609
	Fifth Third Bank, Sr. Unsec. Notes
470,000	0.605%, 05/17/13(a)	466,051
	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	1.600%, 03/03/14	509,144
	National City Bank, Sub. Notes
200,000	0.845%, 06/07/17(a)	182,581
	SunTrust Bank, Sub. Notes
3,000,000	0.782%, 08/24/15(a)	2,740,344
		17,159,429
Industrials: 1.49%
	General Electric Co., Sr. Unsec. Notes
875,000	5.000%, 02/01/13	907,062
	Honeywell International, Inc., Sr. Unsec. Notes
125,000	5.400%, 03/15/16	143,605
	Union Pacific Corp., Sr. Unsec. Notes
750,000	5.450%, 01/31/13	779,727
		1,830,394
Technology: 0.73%
	Adobe Systems, Inc., Sr. Unsec. Notes
850,000	3.250%, 02/01/15	898,712
		898,712
Utilities: 0.26%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
300,000	3.553%, 10/01/14(b)	317,985
		317,985
	Total Corporate Bonds (Cost $29,224,807)	29,673,827
FOREIGN GOVERNMENT OBLIGATIONS: 0.09%
	Province of Ontario Canada, Sr. Unsec. Notes
103,000	1.375%, 01/27/14	104,650
	Total Foreign Government Obligations (Cost $103,796)	104,650

MUNICIPAL BONDS: 6.91%
	City of Chicago, Revenue Bonds (Midway Airport), Second Lien, Series D-1
1,000,000	3.532%, 01/01/41(a)	1,031,990
	Florida Housing Finance Corp., Revenue Bonds, Taxable Housing (Ashton Lake Apartments LP), Series U-2
50,000	7.150%, 01/01/13	50,160
	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A
4,000,000	1.022%, 10/15/12(a)	4,000,319
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	302,031
	Kentucky Asset Liability Commission, General Funding Revenue Bonds
510,000	2.211%, 04/01/13	515,625
2,000,000	2.939%, 04/01/14	2,065,440
	San Francisco City and County, General Obligation Unlimited
250,000	5.000%, 06/15/13	261,805
	University of California, Taxable, Revenue Bonds, Series AA-1
250,000	0.480%, 07/01/12	250,138
	Total Municipal Bonds (Cost $8,342,573)	8,477,508
U.S. TREASURY BONDS & NOTES: 15.92%
U.S. Treasury Bonds & Notes: 15.92%
	U.S. Treasury Notes
5,000,000	2.125%, 11/30/14	5,217,580
2,250,000	2.250%, 01/31/15	2,359,863
2,250,000	2.375%, 02/28/15	2,369,882
4,100,000	2.375%, 09/30/14	4,295,714
5,000,000	2.625%, 12/31/14	5,289,455
		19,532,494
	Total U.S. Treasury Bonds & Notes (Cost $19,591,306)	19,532,494

Par Value
SHORT- TERM BANK DEBT INSTRUMENTS: 4.62%
	Brown Brothers Harriman & Co.-Grand Cayman
$5,668,853	0.030%, due 04/02/12	5,668,853
	Total Short- Term Bank Debt Instruments (Cost $5,668,853)	5,668,853
	Total Investments: 80.85% (Cost $98,519,159)	99,182,070

Net Other Assets and Liabilities: 19.15%	23,492,914	(c)
Net Assets: 100.00%	$122,674,984

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $6,489,238, representing 5.29% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	09/30/12	6,800,000	$(8,368)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/28/13	12,000,000	(9,143)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	3,500,000	4,433
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	9,000,000	11,400
BNP Paribas	BNP S&P 500® Total Return	1-month LIBOR plus 14 Bps	Total Return	06/29/12	108,447,644	21,956,348
BNP Paribas	BNP S&P 500® Total Return	1-month LIBOR plus 5 Bps	Total Return	04/30/12	(7,270,461)	18,888
Credit Suisse	Credit Suisse Cross Asset Basket Index	7.8 Bps	Total Return	12/20/12	23,000,000	(110,379)
					155,477,183	$21,863,179

Investment Abbreviations:

Bps - Basis Points

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

S&P - Standard & Poor’s

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
PREFERRED STOCKS: 1.25%
Diversified Financial Services: 0.69%
	Citigroup Capital XII(a)
50,000	8.500%	$1,280,000
	JPMorgan Chase Capital XXVIII(a)
21,250	7.200%	542,300
		1,822,300
Electric: 0.56%
	Southern California Edison Co.(a)
15,000	7.200%	1,498,125
	Total Preferred Stocks (Cost $3,280,062)	3,320,425

Principal Amount
CORPORATE BONDS: 2.93%
Consumer Cyclical: 0.40%
	General Motors Corp., Sr. Unsec. Notes
$250,000	7.200%, 01/15/12(b)(c)	2,500
	United Air Lines, Inc., Sr. Sec. Notes
1,007,000	9.875%, 08/01/13(a)(d)	1,062,385
		1,064,885
Financials: 1.04%
	Nationwide Mutual Insurance Co., Sub. Notes
3,000,000	5.810%, 12/15/24(a)(d)(e)	2,751,381
Industrials: 1.49%
	Enterprise Products Operating Llc, Gtd. Notes, Series B
2,500,000	7.034%, 01/15/68(a)(e)	2,690,700
	Southern Union Co., Jr. Sub. Notes
1,425,000	3.564%, 11/01/66(e)	1,255,781
		3,946,481

	Total Corporate Bonds (Cost $7,057,932)	7,762,747

MUNICIPAL BONDS: 109.98%
Alaska: 2.87%
	Northern Alaska Tobacco Securitization Corp., Revenue Bonds (Tobacco Settlement Asset Backed), Series A
5,500,000	5.000%, 06/01/32(a)	4,639,800
4,000,000	5.000%, 06/01/46(a)	2,961,680
		7,601,480
Arizona: 0.21%
	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
500,000	5.250%, 12/01/20	544,950
California: 13.06%
	California County Tobacco Securitization Agency Tobacco Settlement, Asset-Backed Convertible Revenue Bonds (Los Angeles County Securitization Corp.)
2,690,000	5.450%, 06/01/28	2,182,532
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21	578,935
	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K
2,845,000	5.500%, 02/01/42	2,846,963
	California State Health Facilities Financing Authority, Revenue Bonds (Catholic Health Care West), Series J
1,000,000	5.625%, 07/01/32(a)	1,084,650
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,400,000	8.361%, 10/01/34(a)	1,733,284
	California State Public Works Board, Revenue Bonds, Series A-1
2,000,000	5.750%, 03/01/30(a)	2,220,900
	California State Statewide Financing Authority Tobacco Settlement, Revenue Bonds (Asset-Backed Pooled Tobacco Securitization Authority)
1,145,000	6.000%, 05/01/37	1,103,311
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2
5,650,000	0.000%, 06/01/37	3,978,221
	Long Beach Bond Finance Authority, Natural Gas Purchase (Libor Index), Series B, VRDN
4,700,000	1.787%, 11/15/27(a)(e)	3,667,034
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15(a)	1,075,090

	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A
2,725,000	5.125%, 08/15/22(a)	2,933,653
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
3,550,000	1.109%, 07/01/27(a)(e)	2,600,375
	Palomar Pomerado, California Health Care District, Certificate Participation Bonds, (Palomar Pamerado Health)
1,500,000	6.000%, 11/01/30	1,595,970
	State of California Municipal Bonds
1,925,000	5.250%, 04/01/14(a)	2,077,575
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR
6,545,000	5.000%, 06/01/37	4,949,329
		34,627,822
Colorado: 0.66%
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
1,445,000	1.427%, 12/01/33(a)(e)	1,031,672
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
650,000	5.750%, 11/15/18	729,541
		1,761,213
Connecticut: 2.12%
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A
2,500,000	5.000%, 07/01/41	2,614,650
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
1,850,000	5.000%, 07/01/30(a)	1,966,661
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
950,000	5.000%, 07/01/26(a)	1,026,285
		5,607,596
Florida: 1.74%
	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1
1,545,000	5.250%, 06/01/17	1,729,520
950,000	6.000%, 06/01/16(a)	1,080,910
	Tallahassee Florida Health Facilities, Revenue Bonds (Memory Healthcare Project)
1,790,000	6.375%, 12/01/30(a)	1,791,396
		4,601,826
Georgia: 3.77%
	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A
5,160,000	5.500%, 11/01/27(a)	6,020,172

	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
1,600,000	6.655%, 04/01/57(a)	1,772,320
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
2,100,000	7.055%, 04/01/57(a)	2,197,650
		9,990,142
Guam: 2.90%
	Guam Government Municipal Bonds, General Obligation Unlimited, Series A
5,000,000	7.000%, 11/15/39(a)	5,428,700
	Guam Government Municipal Bonds, Series A
2,100,000	6.000%, 11/15/19(a)	2,259,012
		7,687,712
Illinois: 4.51%
	Chicago, O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
2,200,000	5.500%, 12/01/30(a)(f)	1,055,186
	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A
1,000,000	7.000%, 08/15/44(a)	1,119,250
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
5,765,000	5.500%, 06/01/23(a)	6,493,004
	State of Illinois, General Obligation Unlimited Bonds (Build America Bonds)
3,000,000	6.630%, 02/01/35	3,285,330
		11,952,770
Iowa: 2.99%
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds (Capital Appreciation), Series B
2,500,000	5.600%, 06/01/34	2,213,450
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
3,400,000	6.500%, 06/01/23	3,229,116
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C
3,185,000	5.500%, 06/01/42	2,473,885
		7,916,451
Kentucky: 3.98%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A
2,675,000	5.375%, 08/15/24(a)	3,032,193
	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A
1,250,000	6.375%, 06/01/40(a)	1,411,200

	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)
2,700,000	6.125%, 02/01/37(a)	3,437,181
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)
2,600,000	5.250%, 10/01/36(a)	2,678,494
		10,559,068

Louisiana: 5.43%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)
2,450,000	6.750%, 11/01/32(a)	2,689,928
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
2,100,000	6.000%, 07/01/29(a)	2,404,248
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)
1,500,000	6.250%, 05/15/31(a)	1,649,640
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
4,555,000	5.250%, 05/15/38(a)	4,624,054
	Louisiana, Tobacco Settlement Financing Corp., Revenue Bonds (Asset Backed), Series 2001B
3,000,000	5.875%, 05/15/39	3,017,730
		14,385,600

Maine: 0.61%
	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)
1,475,000	6.750%, 07/01/36(a)	1,620,479

Maryland: 0.02%
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
65,000	5.350%, 07/01/34(a)	65,640

Massachusetts: 1.31%
	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I
3,030,000	6.250%, 01/01/27(a)	3,458,896

Michigan: 0.49%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
1,225,000	5.250%, 11/15/32(a)	1,300,007

Mississippi: 0.83%
	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A
1,990,000	6.500%, 10/01/31(a)	2,191,269

Missouri: 0.37%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34(a)	980,934

New Hampshire: 0.99%
	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN
2,450,000	4.500%, 07/01/27(a)(e)	2,631,667

New Jersey: 5.69%
	New Jersey Economic Development Authority, Revenue Bonds
800,000	5.375%, 06/15/14	875,128
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A
2,255,000	5.625%, 07/01/32(a)	2,366,600
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B
1,500,000	5.250%, 06/15/24	1,745,850
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
6,210,000	4.500%, 06/01/23(a)	5,800,078
3,680,000	4.625%, 06/01/26	3,279,138
1,325,000	5.000%, 06/01/41	1,003,833
		15,070,627

New York: 7.82%
	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A
1,000,000	5.750%, 11/15/22(a)	1,150,550
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
1,000,000	6.000%, 07/15/30(a)	1,094,720
	Hudson, New York Yards Infrastructure Corp., Revenue Bonds, Series A
1,000,000	5.250%, 02/15/47(a)	1,070,110
	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters, Llc)
2,555,000	5.250%, 10/01/35	2,780,376
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport)
1,290,000	7.500%, 08/01/16(f)	1,262,962

	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
3,000,000	8.000%, 08/01/28(a)(e)(f)	2,948,370
	New York City, New York Health & Hospital Corp., Revenue Bonds (Health System), Series A
2,000,000	5.000%, 02/15/30(a)	2,187,340
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
2,295,000	5.000%, 01/01/18(a)	2,415,373
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (British Airways Plc)
1,000,000	5.250%, 12/01/32	853,850
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
750,000	6.011%, 06/15/42(a)	967,020
	New York State, Liberty Development Corp., Liberty Revenue Bonds (Port Authority Consolidated Bonds), Series 1WTC-2011
3,700,000	5.000%, 12/15/41	4,004,066
		20,734,737

North Carolina: 0.34%
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
825,000	5.000%, 01/01/30	893,038

Ohio: 5.52%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
765,000	6.053%, 02/15/43(a)	854,000
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
3,000,000	5.125%, 06/01/24	2,390,730
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Capital Appreciation Asset-Backed Sr. Convertible), Series A-3
8,575,000	0.000%, 06/01/37	6,409,041
	County of Butler, Ohio Hospital Facilities, Revenue Bonds (Kettering Health Network Obligation)
2,000,000	5.625%, 04/01/41	2,174,120
	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center)
1,500,000	5.750%, 12/01/26(a)	1,683,645
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B
1,000,000	5.800%, 12/01/38(a)	1,119,070
		14,630,606

Oklahoma: 0.79%
	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A, VRDN
2,500,000	7.750%, 06/01/35(e)(f)	2,106,250
Pennsylvania: 0.97%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,500,000	6.750%, 11/01/24(a)	1,629,300
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
835,000	7.000%, 07/15/39(a)	948,869
		2,578,169
Puerto Rico: 23.01%
	Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds (Asset-Backed Bonds)
3,000,000	5.500%, 05/15/39	2,966,460
	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A
12,000,000	0.000%, 05/15/50	855,720
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien, Series A
3,000,000	5.250%, 07/01/42	2,959,440
5,000,000	5.750%, 07/01/37	5,175,600
2,000,000	6.000%, 07/01/47	2,107,740
3,225,000	6.125%, 07/01/24	3,697,495
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32(a)	2,107,640
4,000,000	5.750%, 07/01/28	4,287,560
4,000,000	5.750%, 07/01/41	4,168,400
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L
1,550,000	5.250%, 07/01/38(a)	1,574,288
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N
1,855,000	5.250%, 07/01/39(a)	1,895,569
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,800,000	5.500%, 07/01/24(a)	1,950,210
475,000	5.500%, 07/01/25(a)	512,107
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16(a)	1,429,558
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC
3,200,000	5.250%, 07/01/27(a)	3,466,592
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,900,000	1.089%, 07/01/31(a)(e)	2,038,352

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25(a)	1,349,800
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (Ports Authority), Series B
1,855,000	5.250%, 12/15/26	1,936,527
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13(a)	942,714
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series M-2, VRDN
2,000,000	5.750%, 07/01/34(e)	2,197,600
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series S
4,000,000	6.000%, 07/01/41	4,286,680
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series B
1,710,000	5.500%, 08/01/31	1,774,262
	Puerto Rico Sales Tax Financing Corp., Prerefunded Sales Tax Revenue Bonds (First Subordinate), Series A
5,000	5.500%, 08/01/28(a)	6,406
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (Capital Appreciation), Series A
15,500,000	0.000%, 08/01/46	2,259,280
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
3,875,000	5.500%, 08/01/42(a)	4,183,644
	Puerto Rico Sales Tax Financing Corp., Unrefunded Sales Tax Revenue Bonds (First Subordinate), Series A
795,000	5.500%, 08/01/28(a)	875,327
		61,004,971
Tennessee: 3.93%
	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A
3,290,000	5.500%, 07/01/31(a)	3,432,293
	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C
3,850,000	5.250%, 09/01/36(a)	3,933,276
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A
2,750,000	5.250%, 09/01/17	3,061,052
		10,426,621
Texas: 9.46%
	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds
2,000,000	5.750%, 01/01/31(a)	2,198,600

	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project)
1,850,000	6.000%, 11/01/14(f)	878,176
1,500,000	9.000%, 05/01/29(f)	607,500
	Houston, Texas Airport Systems, Revenue Bonds (Special Facilities Continental Airlines, Inc., Terminal Projects)
1,000,000	6.500%, 07/15/30	1,062,110
1,500,000	6.625%, 07/15/38	1,606,575
	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2
2,950,000	8.910%, 02/01/30(a)	3,335,801
	State of Texas, Private Activity Bond Surface Transportation Corp., Revenue Bonds (Sr. Lien LBJ Infrastructure Group)
1,000,000	7.000%, 06/30/40	1,154,780
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,618,860
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
5,000,000	1.017%, 12/15/26(e)	3,712,400
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D
4,185,000	5.625%, 12/15/17	4,647,359
3,500,000	6.250%, 12/15/26	4,174,030
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28(a)	70,182
		25,066,373
Virgin Islands: 0.96%
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	503,100
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,000,000	5.000%, 10/01/29(a)	2,051,460
		2,554,560
West Virginia: 0.52%
	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F
1,340,000	5.250%, 10/15/37	1,383,403
Wisconsin: 2.11%
	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A
2,525,000	5.750%, 05/01/33(a)	2,962,860

	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
2,455,000	5.625%, 04/15/39(a)	2,627,439
		5,590,299
	Total Municipal Bonds (Cost $278,865,506)	291,525,176

Par Value
SHORT- TERM BANK DEBT INSTRUMENTS: 10.58%
	JPMorgan Chase-New York
$28,048,162	0.030%, due 04/02/12	28,048,162
	Total Short- Term Bank Debt Instruments (Cost $28,048,162)	28,048,162
	Total Investments: 124.74% (Cost $317,251,662)	330,656,510
	Net Other Assets and Liabilities: (24.74)%	(65,575,763)
	Net Assets: 100.00%	$265,080,747

Principal Amount
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Citigroup, Inc., Sr. Unsec. Notes
$(2,000,000)	4.500%, 01/14/22	(2,010,986)
	Dow Chemical Co., Sr. Unsec. Notes
(2,250,000)	4.250%, 11/15/20	(2,362,014)
	Ford Motor Credit Co. Llc., Sr. Unsec. Notes
(2,250,000)	5.750%, 02/01/21	(2,432,439)
	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Notes
(2,000,000)	4.500%, 11/15/20	(2,124,918)
		(8,930,357)
U.S. Treasury Bonds & Notes
	U.S. Treasury Bonds
(12,000,000)	3.125%, 11/15/41	(11,467,500)

	U.S. Treasury Notes
(35,000,000)	1.000%, 10/31/16	(35,082,040)
(21,000,000)	2.000%, 11/15/21	(20,666,961)
		(67,216,501)
	Total Securities Sold Short (Proceeds $75,906,039)	$(76,146,858)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(c)	Security in default on interest payments.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,813,766, representing 1.44% of net assets.
(e)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(f)	Security in default on interest payments. Subsequent to March 31, 2012, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes
	7.200%, 01/15/12(c)	$0	$2,500	0.00	%(g)

(g)	Less than 0.005%.

Investment Abbreviations:

Gtd. - Guaranteed

Jr. - Junior

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

VRDN - Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

March 31, 2012 (Unaudited)

Shares			Value (Note 1)

COMMON STOCKS: 1.40%
Colombia: 1.40%
35,500	Pacific Rubiales Energy Corp.		$1,039,440
	Total Common Stocks (Cost $975,382)		1,039,440
Principal Amount		Currency

FOREIGN GOVERNMENT OBLIGATIONS: 6.88%
Argentina: 5.53%
	City of Buenos Aires, Sr. Unsec. Notes
1,000,000	9.950%, 03/01/17 (a)	USD	954,300
250,000	9.950%, 03/01/17 (b)	USD	238,575
	Provincia de Buenos Aires, Sr. Unsec. Notes
100,000	10.875%, 01/26/21 (b)	USD	75,000
2,280,000	11.750%, 10/05/15 (a)	USD	2,097,600
	Republic of Argentina, Sr. Unsec. Notes
24,000,000	0.000%, 12/15/35 (c)(d)	ARS	731,126
			4,096,601
Russia: 1.35%
	Russian Federation, Unsec. Notes
1,000,000	5.625%, 04/04/42 (b)	USD	997,000

	Total Foreign Government Obligations (Cost $5,175,134)		5,093,601
ASSET-BACKED SECURITIES: 0.96%
China: 0.96%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
200,000	14.449%, 02/12/16 (c)	USD	202,306
	Start CLO, Ltd., Series 2011-7A, Class A
500,000	15.540%, 06/09/15 (c)	USD	508,425
			710,731
	Total Asset-Backed Securities (Cost $697,261)		710,731

CONVERTIBLE CORPORATE BONDS: 0.87%

Indonesia: 0.87%
	Enercoal Resources Pte, Ltd.
600,000	9.250%, 08/05/14	USD	644,250
	Total Convertible Corporate Bonds (Cost $647,722)		644,250

CORPORATE BONDS: 86.63%
Argentina: 1.17%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
1,425,000	9.750%, 10/25/22 (a)	USD	869,250
Brazil: 8.88%
	Banco Bradesco SA (Cayman Islands), Sub. Notes
1,000,000	5.750%, 03/01/22 (a)	USD	1,009,000
250,000	5.750%, 03/01/22 (b)	USD	252,250
	Centrais Eletricas Brasileiras SA, Sr. Unsec. Notes
1,500,000	5.750%, 10/27/21 (a)	USD	1,649,250
750,000	5.750%, 10/27/21 (b)	USD	824,625
	Cimento Tupi SA, Sr. Unsec. Notes
1,300,000	9.750%, 05/11/18 (a)	USD	1,293,500
250,000	9.750%, 05/11/18 (b)	USD	248,750
	Oi SA, Sr. Unsec. Notes
1,000,000	5.750%, 02/10/22 (a)	USD	1,031,250
250,000	5.750%, 02/10/22 (b)	USD	257,813
			6,566,438
Chile: 0.62%
	Inversiones Alsacia SA, Sec. Notes
458,621	8.000%, 08/18/18 (a)	USD	455,796
Colombia: 3.70%
	Gruposura Finance, Gtd. Notes
300,000	5.700%, 05/18/21 (b)	USD	315,000
	Gruposura Finance, Sr. Unsec. Notes
1,000,000	5.700%, 05/18/21 (a)	USD	1,050,000
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
1,000,000	7.250%, 12/12/21 (a)	USD	1,099,500
250,000	7.250%, 12/12/21 (b)	USD	274,875
			2,739,375
El Salvador: 1.41%
	Telemovil Finance Co., Ltd., Sr. Unsec. Notes
1,000,000	8.000%, 10/01/17 (a)	USD	1,045,000
India: 0.40%
	ICICI Bank, Ltd., Sr. Unsec. Notes
300,000	5.750%, 11/16/20 (a)	USD	296,132

Indonesia: 2.29%
	Berau Capital Resources Pte, Ltd., First Lien Notes
1,300,000	12.500%, 07/08/15 (a)	USD	1,472,250
200,000	12.500%, 07/08/15 (b)	USD	226,500
			1,698,750
Jamaica: 1.93%
	Digicel Group, Ltd., Sr. Unsec. Notes
275,000	10.500%, 04/15/18 (b)	USD	306,625
	Digicel, Ltd., Sr. Unsec. Notes
1,000,000	12.000%, 04/01/14 (a)	USD	1,122,500
			1,429,125
Kazakhstan: 0.79%
	BTA Bank JSC, Sr. Unsec. Bonds
2,600,000	10.750%, 07/01/18 (a)(c)(e)(f)	USD	585,000
Malaysia: 3.66%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
9,000,000	5.200%, 07/30/13 (h)	MYR	2,709,460
Mexico: 19.48%
	America Movil SAB de CV, Gtd. Notes
35,200,000	8.460%, 12/18/36	MXN	2,689,534
	Desarrolladora Homex SAB de CV, Sr. Unsec. Notes
1,495,000	9.750%, 03/25/20 (b)	USD	1,592,175
	Empresas ICA SAB de CV, Gtd. Notes
300,000	8.900%, 02/04/21 (b)	USD	303,750
	Empresas ICA SAB de CV, Sr. Unsec. Notes
1,500,000	8.900%, 02/04/21 (a)	USD	1,518,750
	Grupo Famsa SA de CV, Sr. Unsec. Notes
1,140,000	11.000%, 07/20/15 (a)	USD	1,202,700
	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes
1,150,000	10.500%, 10/03/15 (a)	USD	1,147,125
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
3,000,000	11.000%, 12/15/14	USD	2,040,000
	Petroleos Mexicanos, Sr. Unsec. Notes
1,000,000	4.875%, 01/24/22 (a)	USD	1,052,500
250,000	4.875%, 01/24/22 (b)	USD	263,125
	Sigma Alimentos SA de CV, Sr. Unsec. Notes
1,000,000	5.625%, 04/14/18 (a)	USD	1,062,500
250,000	5.625%, 04/12/18 (b)	USD	265,625
	Urbi Desarrollos Urbanos SAB de CV, Sr. Unsec. Notes
1,200,000	9.750%, 02/03/22 (b)	USD	1,275,000
			14,412,784
Mongolia: 1.08%
	Mongolian Mining Corp., Sr. Unsec. Notes
800,000	8.875%, 03/29/17 (b)	USD	800,000

Nigeria: 4.32%
	Afren Plc, First Lien Notes
1,500,000	11.500%, 02/01/16 (a)	USD	1,638,750
	GTB Finance BV, Gtd. Notes
250,000	7.500%, 05/19/16 (b)	USD	259,800
	GTB Finance BV, Sr. Unsec. Notes
1,250,000	7.500%, 05/19/16 (a)	USD	1,300,625
			3,199,175
Panama: 2.03%
	Banco Latinoamericano de Comercio Exterior SA, Sr. Unsec. Notes
1,500,000	3.750%, 04/04/17 (b)	USD	1,500,278
Peru: 7.94%
	Camposol SA, Sr. Unsec. Notes
1,000,000	9.875%, 02/02/17 (a)	USD	1,042,500
250,000	9.875%, 02/02/17 (b)	USD	260,625
	Corp. Financiera de Desarrollo SA, Sr. Unsec. Notes
1,000,000	4.750%, 02/08/22 (a)	USD	1,035,000
200,000	4.750%, 02/08/22 (b)	USD	207,000
	Corp. Lindley SA, Sr. Unsec. Notes
2,000,000	6.750%, 11/23/21 (a)	USD	2,140,000
	Volcan Cia Minera SAA, Sr. Unsec. Notes
1,150,000	5.375%, 02/02/22 (a)	USD	1,192,723
			5,877,848
Republic of Korea (South): 2.86%
	Export-Import Bank of Korea, Sr. Unsec. Notes
2,000,000	5.000%, 04/11/22	USD	2,119,164
Russia: 14.42%
	Alfa Bank CJSC Via Ukraine Issuance Plc, Sr. Unsec. Notes
125,000	13.000%, 07/30/12	USD	125,966
	Bank of Moscow OJSC Via Kuznetski Capital, Sr. Sec. Notes
300,000	7.335%, 05/13/13 (a)	USD	311,250
	Bank of Moscow via BOM Capital PL, Sr. Unsec. Notes
1,000,000	6.699%, 03/11/15 (a)	USD	1,045,000
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
300,000	7.288%, 08/16/37 (a)	USD	341,664
1,000,000	8.125%, 07/31/14 (a)	USD	1,110,540
	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes
1,500,000	11.250%, 07/08/16	USD	1,639,695
300,000	12.750%, 05/27/15	USD	340,875
	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec. Notes
53,000,000	7.500%, 03/25/13	RUB	1,802,736
	RusHydro Finance, Ltd., Sec. Notes
47,000,000	7.875%, 10/28/15	RUB	1,591,040
	Vimpel Communications Via VIP Finance, Ltd., OJSC, Sec. Notes
1,200,000	7.748%, 02/02/21 (a)	USD	1,189,500
	VimpelCom Holdings BV, Sr. Unsec. Notes
1,200,000	7.504%, 03/01/22 (a)	USD	1,170,000
			10,668,266

Turkey: 1.49%
	Yuksel Insaat AS, Sr. Unsec. Notes
1,250,000	9.500%, 11/10/15 (a)	USD	1,100,000
Ukraine: 3.00%
	Alfa Issuance, Ltd., Sr. Unsec. Euro Medium-Term Notes
1,000,000	8.000%, 03/18/15	USD	1,057,500
	Naftogaz Ukraine, Unsec. Notes
1,200,000	9.500%, 09/30/14	USD	1,167,000
			2,224,500
United Arab Emirates: 1.44%
	Dolphin Energy, Ltd., Sec. Notes
500,000	5.500%, 12/15/21 (b)	USD	529,375
	Dubai Electricity & Water Authority, Sr. Unsec. Notes
250,000	7.375%, 10/21/20 (a)	USD	269,375
	MDC BV, Gtd. Medium-Term Notes
250,000	5.750%, 05/06/14 (a)	USD	269,000
			1,067,750
United Kingdom: 0.39%
	Tesco Plc, Sr. Unsec. Notes
250,000	5.500%, 11/15/17 (b)	USD	289,730
United States: 0.23%
	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A
7,153	6.900%, 07/02/19	USD	7,601
	MF Global Holdings, Ltd., Sr. Unsec. Notes
450,000	6.250%, 08/08/16 (g)	USD	165,762
			173,363
Venezuela: 3.10%
	CA La Electricidad de Caracas, Sr. Unsec. Notes
750,000	8.500%, 04/10/18	USD	585,000
	Petroleos de Venezuela SA, Sr. Unsec. Notes
2,040,000	5.000%, 10/28/15	USD	1,713,600
			2,298,600
	Total Corporate Bonds (Cost $64,453,400)		64,125,784

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 26.63%
	Brown Brothers Harriman & Co.-Grand Cayman
19,706,119	0.030%, due 04/02/12	USD	19,706,119
8,811	0.030%, due 04/02/12	EUR	11,751
	Total Short-Term Bank Debt Instruments (Cost $19,717,859)		19,717,870
	Total Investments: 123.37% (Cost $91,666,758)		91,331,676
	Net Other Assets and Liabilities: (23.37)%		(17,299,944)
	Net Assets: 100.00%		$74,031,732

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $37,169,830 representing 50.21% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $11,563,496, representing 15.62% of net assets.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Interest only security.
(e)	Represents a step-up bond. Rate disclosed is as of March 31, 2012.
(f)	Security in default on interest payments.
(g)	Security in default on interest payments pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - BUY PROTECTION(i)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Paid	Unrealized Appreciation
Markit iTraxx Xover	BNP Paribas	(5.000%)	06/20/17	0.061%	$2,500,000	$149,279	$71,075	$78,204
						$149,279	$71,075	$78,204

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - SELL PROTECTION(j)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Argentina Republic	Morgan Stanley	5.000%	06/20/17	0.083%	$2,500,000	$(340,277)	$(215,715)	$(124,562)
						$(340,277)	$(215,715)	$(124,562)

(i)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(j)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(k)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
	5.200%, 07/30/13	$2,649,657	$2,709,460	3.66%

Investment Abbreviations:

Gtd. - Guaranteed

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentine Peso

EUR - Euro

MYR - Malaysian Ringgit

MXN - Mexican Peso

RUB - Russian Ruble

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 86.11%
Brazil: 9.86%
12,300	Banco Santander Brasil SA	$113,199
48,489	Banco Santander Brasil SA, ADS	444,644
35,700	Brasil Brokers Participacoes SA	154,303
26,400	Brasil Insurance Participacoes e Administracao SA	283,314
10,100	Centrais Eletricas Brasileiras SA	93,838
8,558	Cia Hering	221,047
21,100	Companhia Vale do Rio Doce	492,636
18,297	Cosan, Ltd., Class A	271,710
35,600	Embraer SA	282,000
32,236	Gerdau SA, Sponsored ADR	310,433
148,200	Itausa - Investimentos Itau SA	914,960
48,800	OGX Petroleo e Gas Participacoes SA(a)	404,205
24,602	Petroleo Brasileiro SA, ADR	653,429
23,100	Souza Cruz SA	351,793
13,623	Vivo Participacoes SA, ADR	417,272
		5,408,783
Chile: 0.26%
7,102	ENTEL Chile SA	143,526
China: 15.26%
111,000	Anhui Conch Cement Co., Ltd., Class H	351,630
1,490	Baidu, Inc., ADR(a)	217,197
1,732,502	Bank of China, Ltd., Class H	698,306
704,000	China Eastern Airlines Corp., Ltd., Class H(a)(b)	231,175
112,000	China Life Insurance Co., Ltd., Class H	290,617
348,500	China Minsheng Banking Corp., Ltd., Class H	315,490
119,800	China Mobile, Ltd.	1,318,247
212,000	China Petroleum & Chemical Corp., Class H	230,959
141,500	China Shenhua Energy Co., Ltd., Class H	596,754
110,000	CITIC Securities Co., Ltd., Class H(a)(b)	220,976
600,000	CNOOC, Ltd.	1,233,139
150,000	Dongfeng Motor Group Co., Ltd., Class H	270,811
1,808,000	Industrial & Commercial Bank of China, Ltd., Class H	1,166,444
692,000	Maanshan Iron & Steel Co., Ltd., Class H(b)	201,392
23,091	Melco Crown Entertainment, Ltd., ADR(a)	314,268
51,000	Shanghai Industrial Holdings, Ltd.	157,291
12,600	Tencent Holdings, Ltd.	351,445
81,000	Zhuzhou CSR Times Electric Co., Ltd.	206,945
		8,373,086
Colombia: 1.24%
4,563	BanColombia SA, Sponsored ADR	295,043
6,265	Ecopetrol SA, Sponsored ADR(b)	382,729
		677,772

Czech Republic: 1.13%
9,007	CEZ AS	386,972
11,000	Telefonica Czech Republic AS	230,825
		617,797
Hong Kong: 1.00%
58,400	AIA Group, Ltd.	213,955
352,000	Mongolian Mining Corp.(a)	334,524
		548,479
Hungary: 0.57%
3,769	MOL Hungarian Oil and Gas Plc(a)	314,090
India: 4.02%
10,859	Dr. Reddy’s Laboratories, Ltd., ADR	375,287
7,968	HDFC Bank, Ltd., ADR	271,709
6,837	ICICI Bank, Ltd., Sponsored ADR	238,406
8,601	Infosys Technologies, Ltd., Sponsored ADR	490,515
16,066	Sterlite Industries India, Ltd., ADR	137,204
9,339	Tata Motors, Ltd., Sponsored ADR(b)	251,873
40,198	Wipro, Ltd., ADR	442,178
		2,207,172
Indonesia: 3.77%
3,630,500	Alam Sutera Realty Tbk PT	246,162
510,500	Bank Negara Indonesia Persero Tbk PT	223,316
37,347	Indo Tambangraya Megah Tbk PT	177,463
25,000	PT Astra International Tbk	202,182
424,000	PT Bank Rakyat Indonesia Tbk	322,266
2,579,700	PT Bumi Serpong Damai Tbk	363,934
173,312	PT Semen Gresik Persero Tbk	232,182
84,000	PT United Tractors Tbk	303,150
		2,070,655
Ireland: 0.26%
175,384	Kenmare Resources Plc(a)	140,683
Kazakhstan: 0.88%
19,238	Kazakhmys Plc	279,400
18,080	Zhaikmunai, Sponsored GDR(a)(c)	202,315
		481,715
Luxembourg: 0.74%
17,131	Ternium SA, Sponsored ADR	405,662
Malaysia: 1.19%
201,200	Axiata Group Bhd	341,518
122,780	RHB Capital Bhd	308,603
		650,121
Mexico: 3.47%
17,023	America Movil SAB de CV, ADR, Series L	422,681
20,641	Cemex SAB de CV, Sponsored ADR(a)	160,173
6,148	Fomento Economico Mexicano SAB de CV, Sponsored ADR	505,796

84,200	Grupo Financiero Banorte SAB de CV	374,279
131,500	Wal-Mart de Mexico SAB de CV, Series V	441,253
		1,904,182
Philippines: 1.66%
559,200	Alliance Global Group, Inc.	164,107
155,210	Metropolitan Bank & Trust	315,770
17,850	SM Investments Corp.	274,391
106,700	Universal Robina Corp.	156,565
		910,833
Russia: 6.20%
53	AK Transneft OAO - Preferred Stock	78,175
26,157	CTC Media, Inc.	304,206
3,951,322	Federal Grid Co., Unified Energy System JSC	44,650
11,199	Federal Hydrogenerating Co., JSC	41,100
6,526	LUKOIL, Sponsored ADR	392,865
18,424	NOMOS-BANK, Sponsored GDR(a)(c)	266,595
2,614	NovaTek OAO, Sponsored GDR(c)	354,197
107,906	OAO Gazprom, Sponsored ADR	1,316,453
19,834	OAO Rosneft Oil Co., GDR(c)	140,425
15,084	Sistema JSFC, Sponsored GDR(c)	297,004
12,574	TMK OAO, GDR(c)	168,492
		3,404,162
South Africa: 4.02%
6,963	AngloGold Ashanti, Ltd., Sponsored ADR	257,074
153,834	FirstRand, Ltd.	475,279
91,075	Life Healthcare Group Holdings, Ltd.	296,816
11,460	MTN Group, Ltd.	201,711
12,607	Sasol, Ltd.	608,903
58,597	Woolworths Holdings, Ltd.	367,807
		2,207,590
South Korea: 14.36%
10,510	Doosan Infracore Co., Ltd.(a)	202,213
8,850	Duksan Hi-Metal Co., Ltd.(a)	181,991
3,982	GS Engineering & Construction Corp.	351,089
15,960	Hana Financial Group, Inc.	601,467
3,330	Hankook Tire Co., Ltd.	123,290
12,350	Hynix Semiconductor, Inc.	318,819
730	Hyundai Heavy Industries Co., Ltd.	207,136
1,099	Hyundai Home Shopping Network Corp.	129,973
3,144	Hyundai Motor Co.	646,531
18,604	KB Financial Group, Inc.	678,942
6,280	Korea Electric Power Corp.(a)	124,153
1,532	LG Chem, Ltd.	500,278
12,410	LG Display Co., Ltd.	290,248
5,738	LG Electronics, Inc.	419,316
5,378	LG Fashion Corp.	189,622
33,542	Paradise Co., Ltd.	260,213
1,636	Samsung Electronics Co., Ltd.	1,840,960
1,548	Samsung Engineering Co., Ltd.	330,626
1,587	SK Innovation Co., Ltd.	231,807
2,049	SK Telecom Co., Ltd.	252,271
		7,880,945
Taiwan: 8.21%
322,000	AU Optronics Corp.	148,920

196,000	China Life Insurance Co., Ltd.	190,923
135,000	Formosa Plastics Corp.	397,483
226,196	Hon Hai Precision Industry Co., Ltd.	877,516
19,000	HTC Corp.	384,319
452,880	Mega Financial Holding Co., Ltd.	319,929
34,000	Simplo Technology Co., Ltd.	256,315
421,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,211,028
1,049,000	United Microelectronics Corp.	513,580
136,000	Wistron Corp.	205,052
		4,505,065
Thailand: 5.54%
109,400	Bangkok Bank Pcl, Non-Voting Depository Receipt	656,045
207,900	CP ALL Pcl	441,408
108,300	Kasikornbank Public Co., Ltd.	549,399
147,000	PTT Global Chemical Pcl	338,314
52,100	PTT Public Co., Ltd.	597,841
216,000	Shin Corp Pub Co., Ltd	413,096
19,000	Thai Union Frozen Products Pcl	43,574
		3,039,677
Turkey: 0.91%
358,186	Dogan Sirketler Grubu Holdings AS(a)	168,814
9,352	Koza Altin Isletmeleri AS	177,354
81,224	Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	154,035
		500,203
Turkmenistan: 0.34%
18,614	Dragon Oil Plc	185,783
United Kingdom: 1.22%
6,372	British American Tobacco Plc	321,466
67,768	Cairn Energy Plc(a)	350,221
		671,687
	Total Common Stocks (Cost $41,618,734)	47,249,668
EXCHANGE-TRADED FUNDS: 0.38%
China: 0.38%
148,200	iShares® FTSE A50 China Index ETF	205,728
	Total Exchange-Traded Funds (Cost $244,603)	205,728
PREFERRED STOCKS: 5.72%
Brazil: 4.21%
15,200	Cia de Bebidas das Americas, Preferred Shares	627,917
41,186	Companhia Vale do Rio Doce, Preferred Shares	931,815
29,348	Petroleo Brasileiro SA, Sponsored ADR, Preferred Shares	750,135
		2,309,867

Russia: 1.51%
13,268	Mechel, Preferred Shares		93,274
281,599	Sberbank, Preferred Shares		732,158
			825,432
	Total Preferred Stocks (Cost $2,572,193)		3,135,299
Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 3.79%
	Brown Brothers Harriman & Co.-Grand Cayman
$1,276,642	0.030%, due 04/02/12	USD	1,276,642
117	0.030%, due 04/02/12	ZAR	16
	JPMorgan Chase- New York
804,479	0.030%, due 04/02/12	USD	804,479
	Total Short-Term Bank Debt Instruments (Cost $2,081,136)		2,081,137
	Total Investments: 96.00% (excluding investments purchased with cash collateral from securities loaned) (Cost $46,516,666)		52,671,832

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 1.51%
829,879	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(d)		829,879
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $829,879)		829,879
	Total Investments: 97.51% (Cost $47,346,545)		53,501,711
	Net Other Assets and Liabilities: 2.49%		1,367,149	(e)
	Net Assets: 100.00%		$54,868,860

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is currently on loan.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,429,028 representing 2.60% of net assets.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned (See Note 1).
(e)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
MSCI Emerging Markets E-Mini Future	Long	69	06/18/12	$3,585,240	$(56,986)
				$3,585,240	$(56,986)

Investment Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

Currency Abbreviations:

USD - U.S. Dollar

ZAR - South African Rand

Portfolio of Investments (Note 1)

Forward Endurance Long/Short Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 74.84%
Energy: 0.17%
100	Schlumberger, Ltd.	$6,993
Financials: 1.39%
3,000	GSV Capital Corp.(a)	56,100
Health Care: 0.75%
400	Cerner Corp.(a)	30,464
Industrials: 7.48%
500	Danaher Corp.	28,000
4,400	KBR, Inc.	156,420
500	Rexnord Corp.(a)	10,550
1,000	Union Pacific Corp.(b)	107,480
		302,450
Information Technology: 64.48%(c)
2,000	Alcatel-Lucent, Sponsored ADR(a)	4,540
1,330	Apple, Inc.(a)(b)	797,295
105	Baidu, Inc., Sponsored ADR(a)	15,306
4,200	EMC Corp.(a)	125,496
1,000	Equinix, Inc.(a)	157,450
1,700	Fusion-io, Inc.(a)	48,297
200	Google, Inc., Class A(a)(b)	128,248
5,000	Internap Network Services Corp.(a)	36,700
1,600	InvenSense, Inc.(a)	28,960
500	LinkedIn Corp., Class A(a)	50,995
2,300	Microsoft Corp.(b)	74,175
5,000	Millennial Media, Inc.(a)	117,500
400	QLIK Technologies, Inc.(a)	12,800
12,000	QUALCOMM, Inc.(b)	816,240
50	Samsung Electronics Co., Ltd.	56,264
200	SINA Corp.(a)	13,000
1,200	Sourcefire, Inc.(a)	57,756
5,000	Zynga, Inc., Class A(a)	65,750
		2,606,772
Materials: 0.57%
200	Praxair, Inc.	22,928
	Total Common Stocks (Cost $2,848,278)	3,025,707

PURCHASED OPTIONS: 0.02%
25	Research In Motion, Expiration: April 2012 at $16.00 Call(a)	850
	Total Purchased Options (Cost $951)	850

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 24.71%
	Brown Brothers Harriman & Co.-Grand Cayman
$999,146	0.030%, due 04/02/12	999,146
	Total Short-Term Bank Debt Instruments (Cost $999,146)	999,146
	Total Investments: 99.57% (Cost $3,848,375)	4,025,703
	Net Other Assets and Liabilities: 0.43%	17,325
	Net Assets: 100.00%	$4,043,028

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales.
(c)	When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Shares
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
(400)	Acme Packet, Inc.	$(11,008)
(4,000)	Alpha Natural Resources, Inc.	(60,840)
(435)	Amazon.com, Inc.	(88,092)
(3,000)	Arch Coal, Inc.	(32,130)
(2,900)	Baker Hughes, Inc.	(121,626)
(800)	Chesapeake Energy Corp.	(18,536)
(1,600)	Cloud Peak Energy, Inc.	(25,488)
(2,200)	Crestwood Midstream Partners LP	(62,722)
(550)	CSX Corp.	(11,836)
(200)	EXCO Resources, Inc.	(1,326)
(500)	GameStop Corp., Class A	(10,920)
(5,100)	Hewlett-Packard Co.	(121,533)
(2,700)	Monster Worldwide, Inc.	(26,325)
(200)	Nintendo Co., Ltd.	(30,083)
(600)	Norfolk Southern Corp.	(39,498)
(2,300)	Peabody Energy Corp.	(66,608)
(2,000)	Sony Corp., Sponsored ADR	(41,540)
	Total Securities Sold Short (Proceeds $782,622)	$(770,111)

Investment Abbreviations:

ADR - American Depositary Receipt

Portfolio of Investments (Note 1)

Forward Extended MarketPlus Fund

March 31, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 32.97%
Federal Farm Credit Bank (FFCB): 1.01%
	FFCB
$1,000,000	0.550%, 08/17/15	$996,783
		996,783
Federal Home Loan Mortgage Corp (FHLMC): 13.92%
	FHLMC
1,500,000	0.300%, 03/21/14	1,498,783
500,000	0.500%, 02/24/15	498,295
500,000	0.550%, 12/27/13	500,495
500,000	0.570%, 03/05/15	500,113
500,000	0.625%, 03/06/15	499,960
200,000	0.700%, 11/04/13	200,061
500,000	0.750%, 09/28/15	499,867
1,000,000	0.800%, 12/19/14	1,000,815
500,000	0.850%, 02/24/16	499,303
1,000,000	0.875%, 12/19/14	1,001,167
1,000,000	0.920%, 12/12/14	1,001,373
1,000,000	1.020%, 06/19/15	1,001,699
7,187	1.500%, 12/01/17(a)	7,368
20,464	1.765%, 06/01/20(a)	21,121
106,033	1.967%, 12/01/35(a)	112,317
34,426	1.993%, 10/01/28(a)	36,050
4,747	2.032%, 01/01/26(a)	4,926
123,423	2.116%, 08/01/33(a)	128,370
90,413	2.181%, 12/01/35(a)	94,409
97,096	2.185%, 01/01/37(a)	102,513
96,745	2.236%, 02/01/36(a)	103,418
4,788	2.250%, 11/01/22(a)	4,827
55,279	2.287%, 09/01/28(a)	58,287
4,696	2.290%, 09/01/30(a)	4,970
8,005	2.307%, 09/01/27(a)	8,462
128,231	2.331%, 07/01/30(a)	136,042
34,661	2.335%, 02/01/34(a)	36,456
7,258	2.336%, 12/01/27(a)	7,668
22,130	2.340%, 05/01/33(a)	23,275
76,098	2.343%, 02/01/35(a)	80,060
1,079	2.346%, 03/01/24(a)	1,085
9,603	2.350%, 10/01/32(a)	9,748
8,107	2.355%, 10/01/31(a)	8,227
20,308	2.381%, 02/01/35(a)	20,424
7,948	2.384%, 12/01/27(a)	8,411
29,507	2.393%, 07/01/31(a)	31,371
74,683	2.394%, 08/01/35(a)	78,591
13,536	2.396%, 09/01/36(a)	14,468
47,768	2.416%, 05/01/36(a)	50,704
50,620	2.432%, 11/01/28(a)	53,467

14,122	2.432%, 03/01/33(a)	14,938
21,225	2.451%, 08/01/32(a)	22,287
16,240	2.454%, 03/01/19(a)	16,597
7,932	2.455%, 01/01/24(a)	8,064
12,648	2.456%, 02/01/32(a)	13,288
18,395	2.464%, 11/01/26(a)	19,034
14,265	2.464%, 04/01/32(a)	14,408
73,451	2.500%, 04/01/18(a)	75,875
13,555	2.511%, 05/01/35(a)	14,287
164,842	2.544%, 03/01/32(a)	175,653
18,763	2.632%, 09/01/30(a)	19,992
16,374	2.655%, 01/01/37(a)	17,300
38,186	2.750%, 02/01/33(a)	40,694
10,416	2.853%, 02/01/31(a)	11,054
5,083	2.861%, 10/01/22(a)	5,396
52,747	2.918%, 01/01/29(a)	55,905
5,220	3.124%, 06/01/19(a)	5,258
20,804	5.127%, 06/01/37(a)	22,062
32,259	5.465%, 06/01/35(a)	34,138
71,629	5.614%, 11/01/30(a)	74,599
	FHLMC, Gold
61,747	1.828%, 07/01/29(a)	64,240
7,046	2.250%, 07/01/19(a)	7,119
36,469	2.250%, 10/01/26(a)	38,503
17,558	2.260%, 01/01/31(a)	17,739
3,004	2.276%, 12/01/22(a)	3,143
2,658	2.315%, 03/01/17(a)	2,690
24,526	2.367%, 09/01/30(a)	25,902
4,022	2.512%, 01/01/28(a)	4,296
993,766	4.000%, 12/01/41	1,045,824
34,024	4.305%, 10/01/20(a)	36,002
812,681	4.500%, 07/01/41	862,474
915,169	5.000%, 10/01/40	995,941
7,040	5.505%, 08/01/24(a)	7,539
		13,721,207
Federal National Mortgage Association (FNMA): 16.08%
	FNMA
1,000,000	0.375%, 03/16/15	993,240
500,000	0.600%, 12/27/13	500,120
500,000	0.600%, 11/21/13	500,079
200,000	0.625%, 10/25/13	200,035
500,000	0.750%, 12/18/13	503,665
6,497	1.490%, 06/01/21(a)	6,539
30,847	1.577%, 01/01/31(a)	31,541
58,625	1.582%, 11/01/40(a)	59,914
200,201	1.582%, 06/01/40(a)	205,070
7,645	1.582%, 07/01/40(a)	7,834
20,875	1.706%, 03/01/28(a)	21,714
63,415	1.750%, 10/01/34(a)	64,156
14,583	1.786%, 01/01/20(a)	15,160
89,118	1.790%, 04/01/32(a)	89,712
16,336	1.830%, 11/01/33(a)	17,222
22,373	1.837%, 09/01/27(a)	23,501
8,058	1.849%, 11/01/33(a)	8,423
9,763	1.874%, 09/01/33(a)	10,265
11,091	1.918%, 12/01/24(a)	11,466
19,077	1.919%, 05/01/32(a)	19,959
94,826	1.939%, 05/01/29(a)	95,697
63,764	1.971%, 11/01/35(a)	67,270
27,592	1.988%, 11/01/33(a)	29,214

27,794	2.002%, 04/01/36(a)	29,485
14,185	2.006%, 04/01/18(a)	14,797
25,837	2.014%, 01/01/23(a)	26,895
45,829	2.043%, 05/01/35(a)	48,303
105,951	2.050%, 11/01/34(a)	111,006
88,277	2.050%, 05/01/33(a)	91,983
27,604	2.056%, 01/01/35(a)	29,224
55,422	2.070%, 11/01/35(a)	58,095
78,889	2.098%, 05/01/36(a)	82,741
26,035	2.100%, 08/01/33(a)	27,329
78,731	2.106%, 06/01/35(a)	83,042
40,789	2.111%, 01/01/35(a)	43,086
23,784	2.115%, 10/01/35(a)	25,136
29,624	2.125%, 03/01/36(a)	31,552
52,805	2.134%, 02/01/25(a)	55,146
11,736	2.136%, 08/01/29(a)	12,316
38,303	2.142%, 10/01/32(a)	40,165
18,025	2.146%, 04/01/36(a)	19,163
228,830	2.160%, 06/01/35(a)	237,833
13,157	2.170%, 04/01/18(a)	13,232
412,661	2.174%, 11/01/35(a)	430,650
10,183	2.209%, 11/01/17(a)	10,726
183,548	2.221%, 02/01/33(a)	194,178
67,182	2.243%, 04/01/36(a)	71,043
90,664	2.257%, 04/01/34(a)	92,401
81,458	2.265%, 07/01/35(a)	86,179
93,702	2.268%, 02/01/33(a)	95,108
114,270	2.270%, 11/01/34(a)	119,940
34,596	2.278%, 01/01/33(a)	36,346
54,570	2.283%, 07/01/33(a)	57,644
9,691	2.287%, 01/01/25(a)	9,789
21,251	2.330%, 04/01/33(a)	22,530
137,195	2.345%, 12/01/34(a)	145,395
13,810	2.346%, 07/01/34(a)	14,833
16,634	2.352%, 06/01/32(a)	17,601
148,426	2.367%, 02/01/37(a)	156,911
61,211	2.368%, 12/01/32(a)	62,487
5,626	2.375%, 05/01/33(a)	5,940
56,079	2.375%, 04/01/32(a)	56,466
7,092	2.376%, 05/01/32(a)	7,176
58,141	2.378%, 03/01/38(a)	61,354
9,464	2.383%, 04/01/33(a)	9,958
5,384	2.404%, 07/01/29(a)	5,438
33,214	2.407%, 09/01/39(a)	35,139
60,813	2.424%, 11/01/34(a)	64,793
100,134	2.460%, 07/01/28(a)	106,496
79,994	2.473%, 02/01/35(a)	84,632
17,766	2.474%, 12/01/32(a)	18,911
63,577	2.483%, 02/01/35(a)	67,834
50,964	2.485%, 07/01/33(a)	51,215
51,112	2.485%, 01/01/33(a)	54,365
47,582	2.491%, 04/01/33(a)	50,713
19,112	2.492%, 09/01/33(a)	20,414
14,604	2.504%, 12/01/32(a)	14,913
15,411	2.520%, 07/01/28(a)	16,433
24,014	2.563%, 03/01/35(a)	25,660
119,580	2.585%, 07/01/34(a)	127,254
58,845	2.592%, 01/01/28(a)	62,863
47,338	2.599%, 12/01/35(a)	48,477
47,437	2.625%, 10/01/17(a)	48,096
4,186	2.625%, 09/01/17(a)	4,244
106,305	2.635%, 10/01/36(a)	107,280

49,802	2.643%, 03/01/35(a)	53,186
42,049	2.731%, 12/01/30(a)	44,757
1,000,000	2.750%, 03/13/14	1,048,184
46,692	2.771%, 04/01/40(a)	49,386
6,426	3.339%, 04/01/33(a)	6,821
4,766	3.939%, 10/01/27(a)	4,780
993,549	4.000%, 12/01/41	1,048,722
808,607	4.000%, 06/01/39	848,602
919,558	4.500%, 02/01/41	981,503
1,329,353	4.500%, 07/01/41	1,418,904
1,287,356	4.500%, 03/01/41	1,374,077
2,125	4.800%, 02/01/18(a)	2,133
114,244	5.230%, 06/01/17(a)	119,295
1,387,638	5.500%, 01/01/15	1,505,364
		15,847,864
Government National Mortgage Association (GNMA): 1.96%
	GNMA
984,267	4.000%, 09/15/41	1,059,079
782,191	5.000%, 10/15/39	869,715
		1,928,794
	Total Agency Pass-Through Securities (Cost $32,353,246)	32,494,648
ASSET-BACKED SECURITIES: 0.69%
	AmeriCredit Automobile Receivables Trust, Series 2010-B, Class A2
179,436	1.180%, 05/06/12	179,504
	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
500,000	0.660%, 07/15/13	500,202
	Total Asset-Backed Securities (Cost $679,432)	679,706
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.02%
Collateralized Mortgage Obligations-Other: 1.59%
	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A4
93,321	4.783%, 07/10/43	93,298
	Countrywide Alternative Loan Trust, Series 2002-18, Class A2
107,434	5.250%, 02/25/33	107,562
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
1,350,000	4.654%, 01/12/37	1,366,599
		1,567,459
Federal Home Loan Mortgage Corp (FHLMC): 0.43%
	FHLMC, REMICS
407,091	4.000%, 08/15/22	421,640
		421,640
	Total Collateralized Mortgage Obligations (Cost $2,016,283)	1,989,099

CORPORATE BONDS: 20.70%
Basic Materials: 1.42%
	Dow Chemical Co., Sr. Unsec. Notes
500,000	5.900%, 02/15/15	563,223
	WMC Finance USA, Ltd., Sr. Unsec. Notes
800,000	5.125%, 05/15/13	840,979
		1,404,202
Communications: 1.92%
	Cellco Partnership / Verizon Wireless Capital Llc, Sr. Unsec. Notes
425,000	5.550%, 02/01/14	459,821
	McGraw-Hill Cos., Inc., Sr. Unsec. Notes
1,000,000	5.375%, 11/15/12	1,027,857
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,652
		1,896,330
Consumer Non-Cyclical: 3.04%
	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
500,000	1.500%, 07/14/14	507,576
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,247,424
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
400,000	2.625%, 05/01/17	424,892
	Cornell University, Sr. Unsec. Notes
500,000	4.350%, 02/01/14	532,421
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	280,386
		2,992,699
Financials: 10.01%
	Bank of America Corp., Sr. Unsec. Notes
1,000,000	0.340%, 10/15/12(a)	1,042,448
2,000,000	0.742%, 11/21/12(a)	2,060,440
	Barclays Bank Plc, Sr. Unsec. Notes
1,500,000	0.000%, 06/25/12(b)	1,569,264
3,000,000	0.000%, 09/17/12(b)	3,188,678
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	433,609
	Vornado Realty LP, Sr. Unsec. Notes
1,500,000	4.250%, 04/01/15	1,573,841
		9,868,280
Industrials: 0.53%
	Union Pacific Corp., Sr. Unsec. Notes
500,000	5.450%, 01/31/13	519,818
		519,818

Technology: 3.46%
	CA, Inc., Sr. Unsec. Notes
2,000,000	6.125%, 12/01/14	2,209,362
	Hewlett-Packard Co., Sr. Unsec. Notes
500,000	2.950%, 08/15/12	503,603
	International Business Machines Corp., Sr. Unsec. Notes
695,000	0.875%, 10/31/14	697,569
		3,410,534
Utilities: 0.32%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
300,000	3.553%, 10/01/14(b)	317,985
		317,985
	Total Corporate Bonds (Cost $19,935,513)	20,409,848
MUNICIPAL BONDS: 2.38%
	Cook County Community High School District, No. 219 Niles Township, Series C, General Obligation Limited Taxable Bonds
520,000	2.700%, 12/01/14	536,198
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	302,031
	Kansas State Development Finance Authority, Taxable Refunding Revenue Bonds, (University of Kansas Center for Research), Series E-2
500,000	2.000%, 02/01/13	506,580
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	501,150
	Port of Seattle Washington, Taxable Refunding Revenue Bonds, (Intermediate Lien), Series C
500,000	1.762%, 11/01/16	502,015
	Total Municipal Bonds (Cost $2,331,741)	2,347,974
U.S. TREASURY BONDS & NOTES: 15.98%
	U.S. Treasury Notes
3,000,000	2.125%, 11/30/14	3,130,548
3,000,000	2.250%, 01/31/15	3,146,484
3,000,000	2.375%, 02/28/15	3,159,843
3,000,000	2.375%, 09/30/14	3,143,205
3,000,000	2.625%, 12/31/14	3,173,673
		15,753,753
	Total U.S. Treasury Bonds & Notes (Cost $15,816,668)	15,753,753

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 20.30%
	Brown Brothers Harriman & Co.-Grand Cayman
$20,013,890	0.030%, due 04/02/12	20,013,890
	Total Short-Term Bank Debt Instruments (Cost $20,013,890)	20,013,890
	Total Investments: 95.04% (Cost $93,146,773)	93,688,918
	Net Other Assets and Liabilities: 4.96%	4,891,880	(c)
	Net Assets: 100.00%	$98,580,798

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,075,927, representing 5.15% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	$1,000,000	$1,267
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	10,000,000	12,667
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	09/30/12	9,000,000	(11,075)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/28/13	17,000,000	(12,953)
BNP Paribas	BNP Russell 2500® TR Index	1-month LIBOR minus 5.5 Bps	Total Return	06/29/12	102,729,636	20,305,988
BNP Paribas	BNP Russell 2500® TR Index	1-month LIBOR minus 5 Bps	Total Return	04/30/12	(5,404,291)	43,321
BNP Paribas	BNP Russell 2500® TR Index	1-month LIBOR minus 5 Bps	Total Return	04/30/12	(2,000,000)	569
Credit Suisse	Credit Suisse Cross Asset Basket Index	7.8 Bps	Total Return	12/20/12	24,500,000	(117,578)
					$156,825,345	$20,222,206

Investment Abbreviations:

Bps - Basis Points

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Focus Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 100.77%
Consumer Discretionary: 15.78%
3,700	Cash America International, Inc.	$177,341
35,000	Lincoln Educational Services Corp.	276,850
7,000	Steiner Leisure, Ltd.(a)	341,810
4,000	Tiffany & Co.	276,520
14,822	Weyco Group, Inc.	351,281
		1,423,802
Consumer Staples: 3.83%
4,900	McCormick & Co., Inc.	266,707
8,500	Rocky Mountain Chocolate Factory, Inc.	78,710
		345,417
Energy: 3.39%
7,450	World Fuel Services Corp.	305,450
Financials: 15.69%
30,000	American Equity Investment Life Holding Co.	383,100
6,500	City National Corp.	341,055
4,500	First of Long Island Corp.	119,250
10,000	FXCM, Inc., Class A	129,900
12,100	Raymond James Financial, Inc.	442,013
		1,415,318
Health Care: 9.81%
3,930	Techne Corp.	275,493
5,000	Teleflex, Inc.	305,750
4,400	Varian Medical Systems, Inc.(a)	303,424
		884,667
Industrials: 19.64%
4,575	Advisory Board Co.(a)	405,436
29,400	Houston Wire & Cable Co.	408,366
20,200	John Bean Technologies Corp.	327,240
6,550	Nordson Corp.	357,040
9,000	Robert Half International, Inc.	272,700
		1,770,782
Information Technology: 18.03%
6,000	Anixter International, Inc.(a)	435,180
17,800	Broadridge Financial Solutions, Inc.	425,598
28,000	eMagin Corp.(a)	91,000
5,600	Littelfuse, Inc.	351,120
5,850	MICROS Systems, Inc.(a)	323,447
		1,626,345

Materials: 14.60%
5,200	Albemarle Corp.	332,384
6,300	Bemis Co., Inc.	203,427
2,082	Martin Marietta Materials, Inc.	178,282
13,000	Neenah Paper, Inc.	386,620
4,000	Scotts Miracle-Gro Co., Class A	216,640
		1,317,353
	Total Common Stocks (Cost $7,565,582)	9,089,134

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.27%
	Browth Brothers Harriman & Co.-Grand Cayman
$295,276	0.030%, due 04/02/12	295,276
	Total Short-Term Bank Debt Instruments (Cost $295,276)	295,276
	Total Investments: 104.04% (Cost $7,860,858)	9,384,410
	Net Other Assets and Liabilities: (4.04)%	(364,255)
	Net Assets: 100.00%	$9,020,155

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 11.45%
Commercial Banks: 2.84%
25,094	Banco Macro SA, ADR	$492,093
62,000	Banque Audi sal- Audi Saradar Group, GDR(a)	416,640
28,051	BBVA Banco Frances SA, ADR	169,148
37,800	BLOM Bank SAL, GDR	304,290
50,300	Grupo Financiero Galicia SA, ADR	323,429
59,425	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	386,263
20,100	Kazkommertsbank, GDR(a)	70,350
		2,162,213
Diversified Telecommunication Services: 1.43%
61,450	Telecom Argentina SA, ADR	1,088,894
Oil & Gas: 2.13%
57,100	YPF SA, Sponsored ADR	1,622,212
Oil, Gas & Consumable Fuels: 3.91%
129,800	KazMunaiGas Exploration Production, GDR	2,632,344
25,690	Petrobras Energia SA, ADR	345,787
		2,978,131
Real Estate: 1.14%
61,756	SOLIDERE, GDR	873,847
	Total Common Stocks (Cost $9,937,895)	8,725,297
EXCHANGE-TRADED FUNDS: 2.27%
90,631	Market Vectors Vietnam ETF	1,729,239
	Total Exchange-Traded Funds (Cost $2,251,139)	1,729,239

Principal
Amount
AGENCY PASS-THROUGH SECURITIES: 25.08%
Federal Home Loan Bank (FHLB): 2.03%
	FHLB
$1,400,000	5.250%, 06/18/14	1,548,834
		1,548,834
Federal Home Loan Mortgage Corp (FHLMC): 10.21%
	FHLMC
300,000	0.550%, 12/27/13	300,297
500,000	0.570%, 03/05/15	500,113
250,000	0.625%, 03/06/15	249,980
200,000	0.700%, 11/04/13	200,061
500,000	0.750%, 09/28/15	499,867
250,000	0.850%, 02/24/16	249,652
500,000	0.875%, 12/19/14	500,584
583,247	0.881%, 03/01/30(b)	595,099
646,963	0.907%, 02/01/30(b)	657,810
500,000	0.920%, 12/12/14	500,687
468,993	0.985%, 04/01/30(b)	478,927
500,000	1.375%, 02/25/14	510,810
500,000	1.625%, 04/15/13	507,247
92,645	2.144%, 08/01/19(b)	97,522
31,005	2.211%, 01/01/36(b)	32,786
76,227	2.247%, 06/01/30(b)	80,119
45,637	2.287%, 09/01/28(b)	48,121
27,680	2.349%, 11/01/32(b)	29,208
19,058	2.382%, 05/01/31(b)	20,200
24,361	2.393%, 07/01/31(b)	25,899
50,357	2.405%, 02/01/34(b)	52,981
23,436	2.500%, 04/01/33(b)	24,655
253,372	2.521%, 05/01/35(b)	265,664
39,789	2.526%, 12/01/30(b)	41,209
49,276	2.537%, 08/01/35(b)	52,665
62,386	2.580%, 12/01/36(b)	66,627
52,102	2.580%, 04/01/32(b)	52,456
5,390	2.623%, 07/01/29(b)	5,701
13,196	2.625%, 08/01/31(b)	13,300
47,109	2.640%, 06/01/36(b)	49,575
44,654	2.654%, 08/01/36(b)	45,199
17,098	2.658%, 08/01/31(b)	17,371
95,678	2.695%, 05/01/33(b)	102,267
64,554	2.715%, 01/01/37(b)	69,246
4,625	2.780%, 03/01/18(b)	4,686
76,199	2.806%, 08/01/17(b)	77,026
16,284	2.839%, 03/01/36(b)	17,411
9,388	3.280%, 12/01/18(b)	9,412
303,367	3.315%, 06/01/36(b)	308,176
143,359	5.039%, 03/01/37(b)	146,420
25,324	5.704%, 06/01/37(b)	26,790
32,384	5.834%, 08/01/37(b)	34,096
199,835	6.186%, 11/01/19(b)	207,577
		7,775,499

Federal National Mortgage Association (FNMA): 10.11%
	FNMA
1,400,000	0.375%, 03/16/15	1,390,535
300,000	0.600%, 12/27/13	300,072
500,000	0.600%, 11/21/13	500,079
200,000	0.625%, 10/25/13	200,035
101,072	1.382%, 10/01/44(b)	101,783
327,473	1.382%, 09/01/44(b)	330,306
119,490	1.582%, 06/01/40(b)	122,396
14,866	1.786%, 01/01/20(b)	15,455
54,150	1.826%, 07/01/21(b)	54,656
192,673	1.914%, 06/01/34(b)	199,391
111,432	1.948%, 08/01/34(b)	116,816
36,662	2.041%, 11/01/18(b)	38,409
46,684	2.079%, 03/01/18(b)	47,600
145,852	2.079%, 08/01/33(b)	153,950
952,585	2.094%, 01/01/34(b)	998,527
163,127	2.120%, 11/01/35(b)	170,117
44,348	2.198%, 05/01/36(b)	46,859
1,011,396	2.209%, 03/01/36(b)	1,055,638
18,171	2.253%, 08/01/30(b)	19,155
29,716	2.315%, 10/01/34(b)	31,597
71,347	2.333%, 01/01/35(b)	75,349
42,163	2.335%, 05/01/25(b)	42,300
64,540	2.352%, 06/01/32(b)	68,291
24,714	2.408%, 11/01/29(b)	26,114
5,648	2.418%, 02/01/37(b)	6,000
108,601	2.424%, 10/01/33(b)	115,562
14,542	2.471%, 05/01/18(b)	14,600
15,779	2.492%, 09/01/33(b)	16,854
450,878	2.516%, 05/01/34(b)	478,764
78,137	2.520%, 11/01/33(b)	79,801
78,857	2.552%, 06/01/29(b)	80,454
31,655	2.559%, 06/01/34(b)	33,820
97,678	2.565%, 06/01/34(b)	98,228
19,241	2.625%, 08/01/23(b)	20,469
124,272	2.652%, 10/01/34(b)	133,058
34,720	2.781%, 03/01/36(b)	35,516
41,767	2.935%, 03/01/19(b)	42,537
79,953	2.990%, 08/01/24(b)	83,162
42,848	3.245%, 08/01/18(b)	44,802
32,485	3.316%, 05/01/19(b)	32,988
5,193	3.716%, 03/01/15(b)	5,216
61,704	4.114%, 11/01/21(b)	62,263
195,732	4.928%, 07/01/35(b)	208,121
		7,697,645

Government National Mortgage Association (GNMA): 2.73%
	GNMA
242,858	1.625%, 10/20/33(b)	251,294
100,647	1.625%, 09/20/21(b)	104,059
80,486	1.625%, 08/20/25(b)	83,215
450,034	1.750%, 04/20/34(b)	466,978
366,114	1.750%, 05/20/34(b)	379,900
154,765	2.000%, 05/20/36(b)	160,070
150,994	2.250%, 01/20/37(b)	156,139
223,854	2.375%, 05/20/31(b)	231,910
61,297	3.000%, 11/20/36(b)	64,116
180,828	4.253%, 10/16/30	182,310
		2,079,991
	Total Agency Pass-Through Securities (Cost $18,999,157)	19,101,969

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.61%
Collateralized Mortgage Obligations-Other: 4.25%
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2004-CBX, Class A5
3,200,000	4.654%, 01/12/37	3,239,347
		3,239,347
Federal Home Loan Mortgage Corp (FHLMC): 0.36%
	FHLMC, REMICS
255,139	4.000%, 03/15/26	272,473
		272,473
	Total Collateralized Mortgage Obligations (Cost $3,563,641)	3,511,820
CORPORATE BONDS: 10.65%
Communications: 0.56%
	Verizon New York, Inc., Sr. Unsec. Notes
400,000	7.000%, 05/01/13	423,336
		423,336
Consumer Non-Cyclical: 0.40%
	Quest Diagnostics, Inc., Gtd. Notes
300,000	1.324%, 03/24/14(b)	302,649
		302,649
Financials: 7.70%
	Fifth Third Bank, Sr. Unsec. Notes
690,000	0.605%, 05/17/13(b)	684,202
	ING Bank NV, Sr. Notes
1,500,000	1.885%, 10/18/13(b)(c)	1,496,024
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	1.027%, 01/15/15(b)	1,344,894
	MetLife Institutional Funding II, Sec. Notes
650,000	1.481%, 04/04/14(b)(c)	652,696
	National Australia Bank, Ltd., Sr. Unsec. Notes
1,700,000	1.301%, 04/11/14(b)(c)	1,694,868
		5,872,684
Industrials: 0.27%
	Union Pacific Corp., Sr. Unsec. Notes
200,000	5.450%, 01/31/13	207,927
		207,927

Technology: 1.72%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	1.181%, 04/01/14(b)	1,307,701
		1,307,701
	Total Corporate Bonds (Cost $8,187,892)	8,114,297
MUNICIPAL BONDS: 1.39%
	Georgia Municipal Gas Authority, Taxable, Revenue
	Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	302,031
	Kansas State Development Finance Authority, Taxable Refunding Revenue Bonds (University of Kansas Center for Research), Series E-2
250,000	2.000%, 02/01/13	253,290
	New Jersey State Economic Development Authority,
	Taxable Revenue Bonds (Build America Bonds)
500,000	1.474%, 06/15/13(b)	500,530
	Total Municipal Bonds (Cost $1,053,921)	1,055,851
U.S. TREASURY BONDS & NOTES: 13.43%
	U.S. Treasury Notes
2,500,000	2.125%, 11/30/14	2,608,790
4,750,000	2.375%, 09/30/14	4,976,741
2,500,000	2.625%, 12/31/14	2,644,728
		10,230,259
	Total U.S. Treasury Bonds & Notes (Cost $10,030,893)	10,230,259

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 28.66%
	Brown Brothers & Harriman & Co.-Grand Cayman
$21,836,298	0.030%, due 04/02/12	21,836,298
	Total Short-Term Bank Debt Instruments (Cost $21,836,298)	21,836,298
	Total Investments: 97.54% (Cost $75,860,836)	74,305,030
	Net Other Assets and Liabilities: 2.46%	1,875,954	(d)
	Net Assets: 100.00%	$76,180,984

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,843,588, representing 5.05% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Bulgaria Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	$150,692	$1,061
Barclays Capital	MSCI Croatia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	2,121,838	(61,967)
Barclays Capital	MSCI Estonia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	454,493	(2,433)
Barclays Capital	MSCI Jordan Index	1-month LIBOR plus 100 Bps	Total Return	04/30/13	739,733	86,206
Barclays Capital	MSCI Lithuania Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	248,184	2,427
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 50 Bps	Total Return	06/30/12	44,223,085	279,359
Barclays Capital	MSCI Romania Index	1-month LIBOR plus 50 Bps	Total Return	04/30/13	868,062	10,638
Barclays Capital	MSCI Slovenia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	1,896,142	(12,794)
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF -1D plus 225 Bps	Total Return	10/29/13	7,305,302	(28,703)
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF -1D plus 225 Bps	Total Return	10/31/13	3,556,091	122,628
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF -1D plus 225 Bps	Total Return	01/02/14	1,375,899	44,952
					$62,939,521	$441,374

Investment Abbreviations:

ADR - American Depositary Receipt

Bps - Basis Points

ETF - Exchange Traded Fund

FEDEF-1D - Federal Funds Effective Rate (Daily)

GCC - Gulf Cooperation Council

GDR - Global Depositary Receipt

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

REMICS - Real Estate Mortgage Investment Conduits

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Global Credit Long/Short Fund

March 31, 2012 (Unaudited)

Shares			Value (Note 1)
COMMON STOCKS: 2.80%
Colombia: 2.80%
5,000	Pacific Rubiales Energy Corp.		$146,400
	Total Common Stocks (Cost $131,940)		146,400

Principal Amount		Currency
FOREIGN GOVERNMENT OBLIGATIONS: 5.53%
Argentina: 5.53%
	Provincia de Buenos Aires, Sr. Unsec. Notes
$100,000	10.875%, 01/26/21(a)	USD	75,000
100,000	11.750%, 10/05/15(b)	USD	92,000
	Republic of Argentina, Sr. Unsec. Notes
4,000,000	0.000%, 12/15/35(c)(d)	ARS	121,854
			288,854
	Total Foreign Government Obligations (Cost $306,250)		288,854
ASSET-BACKED SECURITIES: 9.72%
China: 9.72%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
300,000	14.449%, 02/12/16(c)	USD	303,459
	Start CLO, Ltd., 2011-7A, Class A
200,000	15.540%, 06/09/15(c)	USD	203,370
			506,829
	Total Asset-Backed Securities
	(Cost $495,892)		506,829
CONVERTIBLE CORPORATE BONDS: 4.11%
Indonesia: 4.11%
	Enercoal Resources Pte, Ltd.
200,000	9.250%, 08/05/14	USD	214,750
	Total Convertible Corporate Bonds (Cost $188,283)		214,750

CORPORATE BONDS: 69.75%
Argentina: 1.75%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
150,000	9.750%, 10/25/22(b)	USD	91,500
Brazil: 3.81%
	Cimento Tupi SA, Sr. Unsec. Notes
200,000	9.750%, 05/11/18(a)	USD	199,000
Chile: 2.76%
	Inversiones Alsacia SA, Sec. Notes
144,828	8.000%, 08/18/18(b)	USD	143,935
China: 3.83%
	MIE Holdings Corp., Sr. Unsec. Notes
200,000	9.750%, 05/12/16(a)	USD	200,000
Colombia: 2.11%
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
100,000	7.250%, 12/12/21(a)	USD	109,950
Indonesia: 4.34%
	Berau Capital Resources Pte, Ltd., First Lien Notes
200,000	12.500%, 07/08/15(a)	USD	226,500
Kazakhstan: 3.02%
	BTA Bank JSC, Sr. Unsec. Bonds
700,000	10.750%, 07/01/18(b)(c)(e)(f)	USD	157,500
Malaysia: 5.77%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
1,000,000	5.200%, 07/30/13(h)	MYR	301,051
Mexico: 8.51%
	Desarrolladora Homex SAB de CV, Sr. Unsec. Notes
100,000	9.750%, 03/25/20(a)	USD	106,500
	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes
100,000	10.500%, 10/03/15(b)	USD	99,750
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
350,000	11.000%, 12/15/14	USD	238,000
			444,250
Nigeria: 8.17%
	Afren Plc, First Lien Notes
200,000	11.500%, 02/01/16(b)	USD	218,500
	GTB Finance BV, Sr. Unsec. Notes
200,000	7.500%, 05/19/16(b)	USD	208,100
			426,600

Republic of Korea (South): 4.06%
	Export-Import Bank of Korea, Sr. Unsec. Notes
200,000	5.000%, 04/11/22	USD	211,916
Russia: 9.79%
	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes
200,000	11.250%, 07/08/16	USD	218,626
	VimpelCom Holdings BV, Sr. Unsec. Notes
300,000	7.504%, 03/01/22(a)	USD	292,501
			511,127
Turkey: 2.53%
	Yuksel Insaat AS, Sr. Unsec. Notes
150,000	9.500%, 11/10/15(b)	USD	132,000
Ukraine: 1.86%
	Naftogaz Ukraine, Unsec. Notes
100,000	9.500%, 09/30/14	USD	97,250
United States: 1.41%
	MF Global Holdings, Ltd., Sr. Unsec. Notes
200,000	6.250%, 08/08/16(g)	USD	73,672
Venezuela: 6.03%
	CA La Electricidad de Caracas, Sr. Unsec. Notes
100,000	8.500%, 04/10/18	USD	78,000
	Petroleos De Venezue SA, Sr. Unsec. Notes
120,000	5.000%, 10/28/15	USD	100,800
	Sidetur Finance BV, Sr. Unsec. Notes
160,000	10.000%, 04/20/16(b)	USD	135,760
			314,560
	Total Corporate Bonds (Cost $3,725,794)		3,640,811

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 10.08%
	Brown Brothers Harriman & Co.-Grand Cayman
679	0.030%, due 04/02/12	EUR	905
	Wells Fargo Bank & Co.-San Francisco
525,300	0.030%, due 04/02/12	USD	525,300
	Total Short-Term Bank Debt Instruments (Cost $526,205)		526,205
	Total Investments: 101.99% (Cost $5,374,364)		5,323,849
	Net Other Assets and Liabilities: (1.99)%		(103,634)
	Net Assets: 100.00%		$5,220,215

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,209,451, representing 23.17% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,279,045 representing 24.50% of net assets.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Interest only security.
(e)	Represents a step-up bond. Rate disclosed is as of March 31, 2012.
(f)	Security in default on interest payments.
(g)	Security in default on interest payments, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - BUY PROTECTION(i)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
China Development Bank	Morgan Stanley	(1.000%)	12/20/16	0.017%	$1,000,000	$32,981	$85,255	$(52,274)
State of Israel	BNP Paribas	(1.000%)	06/20/17	0.019%	1,000,000	41,880	45,878	(3,997)
Markit iTraxx Xover	BNP Paribas	(5.000%)	06/20/17	0.061%	500,000	29,856	14,215	15,641
						$104,717	$145,348	$(40,630)

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - SELL PROTECTION(j)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Argentina Republic	Morgan Stanley	5.000%	06/20/17	0.083%	$500,000	$(68,055)	$(43,143)	$(24,912)
						$(68,055)	$(43,143)	$(24,912)

(i)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(j)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(k)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
	5.200%, 07/30/13	$294,406	$301,051	5.77%

Investment Abbreviations:

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentinian Pesos

EUR - Euro

MYR - Malaysian Ringgit

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.84%
Australia: 5.31%
670,798	Sydney Airport	$1,994,210
658,615	Transurban Group	3,820,470
55,000	UGL, Ltd.	752,028
		6,566,708
Brazil: 7.19%
82,500	BM&F BOVESPA SA	505,725
42,500	Bradespar SA	807,650
344,000	Companhia de Concessoes Rodoviarias	2,783,358
15,000	Companhia de Saneamento de Minas Gerais	353,173
71,500	Companhia Energetica de Minas Gerais, Sponsored ADR	1,700,270
130,000	Ecorodovias Infraestrutura e Logistica SA	1,141,582
70,500	EDP - Energias do Brasil SA	1,597,349
		8,889,107
Canada: 3.06%
40,000	Enbridge, Inc.	1,553,562
52,000	TransCanada Corp.	2,232,853
		3,786,415
Chile: 0.74%
45,000	Enersis SA, Sponsored ADR	908,550
China: 6.62%
190,000	Anhui Conch Cement Co. Ltd., Class H	601,889
1,175,000	Anhui Expressway Co., Ltd., Class H(a)	647,604
135,000	China Shenhua Energy Co., Ltd., Class H	569,342
1,750,000	Dalian Port (PDA) Co., Ltd.	448,455
350,000	ENN Energy Holdings, Ltd.	1,207,899
1,300,000	Jiangsu Expressway Co., Ltd.	1,257,219
3,724,000	Shenzhen Expressway Co., Ltd., Class H	1,534,573
2,833,000	Sichuan Expressway Co., Ltd.	1,025,134
1,250,000	Sound Global, Ltd.(a)	591,663
401,000	Zhejiang Expressway Co., Ltd.	299,502
		8,183,280
France: 8.29%
18,000	Aeroports de Paris	1,477,374
60,000	GDF Suez	1,550,034
152,500	Groupe Eurotunnel SA	1,324,478
91,865	Suez Environnement Co.	1,408,991
86,000	Vinci SA	4,484,722
		10,245,599

Germany: 5.20%
75,000	E.ON AG	1,796,503
37,000	Fraport AG Frankfurt Airport Services Worldwide	2,316,849
11,500	Siemens AG	1,159,371
11,500	Siemens AG, ADR	1,159,660
		6,432,383
Hong Kong: 7.70%
632,832	China Merchants Holdings International Co., Ltd.	2,118,798
2,260,000	China Water Affairs Group, Ltd.	779,958
1,524,000	COSCO Pacific, Ltd.	2,300,067
874,000	First Pacific Co., Ltd.	969,041
636,000	Guangdong Investment, Ltd.	443,080
250,000	MTR Corp., Ltd.	894,978
1,222,159	Noble Group, Ltd.	1,341,696
1,332,000	Yuexiu Transport Infrastructure, Ltd.	663,809
		9,511,427
Indonesia: 1.34%
3,525,000	PT AKR Corporindo Tbk	1,657,644
Italy: 4.62%
225,000	Atlantia SpA	3,736,046
132,500	Danieli & C. Officine Meccaniche SpA	1,968,618
		5,704,664
Japan: 7.12%
21,500	East Japan Railway Co.	1,353,329
170,000	Hitachi, Ltd.	1,090,613
260	INPEX Corp.	1,755,950
49,000	Komatsu, Ltd.	1,396,533
15,500	Kurita Water Industries, Ltd.	379,775
70,000	Mitsui & Co., Ltd.	1,147,638
210,000	Nippon Steel Corp.	575,933
280,000	Sankyu, Inc.	1,096,049
		8,795,820
Mexico: 0.50%
9,000	Grupo Aeroportuario del Sureste SAB de CV, ADR	616,680
Netherlands: 2.44%
18,500	Chicago Bridge & Iron Co., NV	799,015
38,461	Koninklijke Vopak NV	2,215,718
		3,014,733
Singapore: 4.09%
2,000,000	CSE Global, Ltd.	1,312,597
791,000	Hutchison Port Holdings Trust	605,115
178,420	Keppel Corp., Ltd.	1,559,871
375,000	SembCorp Industries, Ltd.	1,575,116
		5,052,699
South Korea: 0.99%
3,000	GS Engineering & Construction Corp.	264,507
4,500	Samsung Engineering Co., Ltd.	961,123
		1,225,630

Spain: 0.83%
60,000	Abertis Infraestructuras SA	1,021,486
Switzerland: 4.66%
125,000	ABB, Ltd.(a)	2,564,529
1,900	Flughafen Zuerich AG	735,626
7,500	Foster Wheeler AG(a)	170,700
10,000	Holcim, Ltd.(a)	652,487
30,000	Transocean, Ltd.	1,641,000
		5,764,342
United Kingdom: 5.69%
375,000	Centrica Plc	1,897,793
40,000	Ensco Plc, Sponsored ADR(b)	2,117,200
232,287	International Power Plc	1,504,738
71,254	Scottish & Southern Energy Plc	1,514,660
		7,034,391
United States: 20.45%
42,500	AECOM Technology Corp.(a)	950,725
100,000	AES Corp.(a)	1,307,000
18,000	American Tower Corp., Class A	1,134,360
10,000	CF Industries Holdings, Inc.(b)	1,826,500
27,500	Eaton Corp.	1,370,325
35,000	Freeport-McMoRan Copper & Gold, Inc.	1,331,400
15,000	KBR, Inc.	533,250
175,000	McDermott International, Inc.(a)	2,241,750
8,500	National Oilwell Varco, Inc.	675,495
17,000	Norfolk Southern Corp.	1,119,110
4,500	Oil States International, Inc.(a)	351,270
43,500	Peabody Energy Corp.	1,259,760
13,000	Reliance Steel & Aluminum Co.	734,240
16,000	SBA Communications Corp., Class A(a)	812,960
17,000	Schnitzer Steel Industries, Inc., Class A	678,215
53,000	Spectra Energy Corp.	1,672,150
37,000	Titan Machinery, Inc.(a)	1,043,400
202,000	Williams Cos., Inc.(b)	6,223,619
		25,265,529
	Total Common Stocks (Cost $106,473,899)	119,677,087

PREFERRED STOCKS: 1.87%
Brazil: 1.87%
98,500	Cia Paranaense de Energia, Preferred Shares, Series B	2,309,458
	Total Preferred Stocks (Cost $2,134,794)	2,309,458

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 1.38%
	Brown Brothers Harriman & Co.-Grand Cayman
18,839,807	0.030%, due 04/02/12	JPY	227,617
11,089	0.030%, due 04/02/12	SGD	8,821
1,244,611	0.030%, due 04/02/12	USD	1,244,611
192,010	0.030%, due 04/02/12	HKD	24,726
28,499	0.030%, due 04/02/12	CAD	28,572
82,943	0.030%, due 04/02/12	CHF	91,883
3,499	0.030%, due 04/02/12	EUR	4,667
	JPMorgan Chase-New York
37,511	0.030%, due 04/02/12	GBP	59,998
19,175	0.030%, due 04/02/12	AUD	19,862
	Total Short-Term Bank Debt Instruments (Cost $1,707,785)		1,710,757
	Total Investments: 100.09% (Cost $110,316,478)		123,697,302
	Net Other Assets and Liabilities: (0.09)%		(111,617)
	Net Assets: 100.00%		$123,585,685

Contracts
SCHEDULE OF OPTIONS WRITTEN
(100)	CF Industries Holdings, Inc., Expires August 2012, Strike Price $210.00 Call		$(73,000)
(300)	Ensco Plc, Expires April 2012, Strike Price $62.50 Call		(3,000)
(600)	Williams Cos., Inc., Expires August 2012, Strike Price $34.00 Call		(38,400)
	Total Options Written (Proceeds $141,269)		$(114,400)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $6,495,400, representing 5.26% of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

March 31, 2012 (Unaudited)

Principal		Value
Amount		(Note 1)
CORPORATE BONDS: 98.17%
Basic Materials: 4.81%
	FMG Resources August 2006 Pty, Ltd., Sr. Unsec. Notes
$810,000	6.000%, 04/01/17(a)	$803,925
	FMG Resources August 2006, Ltd., Sr. Notes
730,000	6.375%, 02/01/16(a)	731,825
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance Ulc, Sec. Notes
1,575,000	9.000%, 11/15/20	1,472,625
	Longview Fibre Paper & Packaging, Inc., Sr. Sec. Notes
1,745,000	8.000%, 06/01/16(a)	1,786,444
	LyondellBasell Industries NV, Sr. Unsec. Notes
1,500,000	5.000%, 04/15/19(a)	1,503,750
	Vertellus Specialties, Inc., Sr. Sec. Notes
1,290,000	9.375%, 10/01/15	986,850
		7,285,419
Communications: 12.24%
	Bresnan Broadband Holdings Llc, Sr. Unsec. Notes
1,700,000	8.000%, 12/15/18(a)	1,759,500

	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec Notes
1,790,000	7.875%, 04/30/18	1,942,150

	Cogent Communications Group, Inc., Sr. Sec. Notes
1,500,000	8.375%, 02/15/18(a)	1,601,250

	Digicel Group, Ltd., Sr. Unsec. PIK Notes
1,500,000	9.125%, 01/15/15(a)	1,533,750

	Frontier Communications Corp., Sr. Unsec. Notes
1,745,000	9.000%, 08/15/31	1,701,375

	Goodman Networks, Inc., Sr. Sec. Notes
1,540,000	12.125%, 07/01/18(a)	1,551,550

	Gray Television, Inc., Sr. Sec. Notes
1,750,000	10.500%, 06/29/15	1,828,750

	GXS Worldwide, Inc., Sr. Sec. Notes
1,700,000	9.750%, 06/15/15	1,661,750
	Level 3 Financing, Inc., Sr. Unsec. Notes
1,500,000	8.125%, 07/01/19(a)	1,552,500
	Sable International Finance, Ltd., First Lien Notes
1,700,000	8.750%, 02/01/20(a)	1,810,500
	Windstream Corp., Sr. Unsec. Notes
1,500,000	7.500%, 06/01/22	1,575,000
		18,518,075
Consumer Cyclical: 20.61%
	Air Canada, Sr. Unsec. Notes
1,500,000	12.000%, 02/01/16(a)	1,335,000
	American Casino Entertainment, Sr. Sec. Notes
1,500,000	11.000%, 06/15/14	1,597,500
	Ameristar Casinos, Inc., Sr. Unsec. Notes
1,750,000	7.500%, 04/15/21	1,844,063
	Asbury Automotive Group, Inc., Sr. Sub. Notes
1,400,000	7.625%, 03/15/17	1,457,750
	Bon-Ton Department Stores, Inc., Gtd. Notes
1,731,000	10.250%, 03/15/14	1,518,953
	Delta Air Lines, Inc., Sec. Notes
1,250,000	11.750%, 03/15/15(a)(b)	1,353,125
	Fiesta Restaurant Group, Sec. Notes
1,825,000	8.875%, 08/15/16(a)	1,934,499
	Ford Motor Co., Sr. Unsec. Notes
1,500,000	6.500%, 08/01/18	1,635,000
	KB Home Sr. Unsec. Notes
1,500,000	8.000%, 03/15/20	1,488,750
	Landry’s Restaurants, Inc., Second Lein Notes
1,711,000	11.625%, 12/01/15	1,914,181
	Lennar Corp., Sr. Unsec. Notes
1,500,000	6.950%, 06/01/18	1,597,500
	MGM Mirage, Sr. Unsec. Notes
1,750,000	7.500%, 06/01/16	1,811,250
	OSI Restaurant Partners Llc, Sr. Unsec. Notes
1,500,000	10.000%, 06/15/15	1,560,000
	Pantry, Inc., Gtd. Notes
1,500,000	7.750%, 02/15/14	1,505,625
	Peninsula Gaming Llc, Gtd. Notes
1,750,000	10.750%, 08/15/17	1,942,500

	Quiksilver, Inc., Gtd. Notes
1,500,000	6.875%, 04/15/15	1,515,000
	Rite Aid Corp., Gtd. Notes
1,690,000	9.500%, 06/15/17	1,702,675
	Shea Homes LP/Shea Homes Funding Corp., Sr. Sec. Notes
1,750,000	8.625%, 05/15/19(a)	1,824,375
	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., Sec. Notes
1,700,000	5.375%, 03/15/22(a)	1,661,750
		31,199,496
Consumer Non-Cyclical: 24.59%
	American Renal Associates Holdings, Inc., Sr. Unsec. PIK Notes
1,387,385	9.750%, 03/01/16	1,470,628
	American Stores Co., Sr. Unsec. Notes
1,630,000	7.900%, 05/01/17	1,556,650
	Aramark Holdings Corp., Sr. PIK Notes
1,610,000	8.625%, 05/01/16(a)	1,654,275
	Beverages & More, Inc., Sr. Sec. Notes
1,500,000	9.625%, 10/01/14(a)	1,571,250
	Bumble Bee Holdco SCA, Sr. PIK Notes
1,500,000	9.625%, 03/15/18(a)	1,368,750
	C&S Group Enterprises Llc, Notes
1,643,000	8.375%, 05/01/17(a)	1,737,473
	Capella Healthcare, Inc., Sr. Unsec. Notes
1,700,000	9.250%, 07/01/17	1,751,000
	Cardtronics, Inc., Gtd. Notes
1,640,000	8.250%, 09/01/18	1,814,250
	Cenveo Corp., Notes
1,490,000	8.875%, 02/01/18	1,422,950
	DaVita, Inc., Sr. Unsec. Notes
1,600,000	6.625%, 11/01/20	1,680,000
	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes
1,800,000	5.625%, 07/31/19(a)	1,858,500
	Harmony Foods Corp., Sr. Sec. Notes
1,750,000	10.000%, 05/01/16(a)	1,811,249
	HCA, Inc., Sr. Unsec. Notes
1,800,000	8.000%, 10/01/18	1,966,499
	Healthsouth Corp., Gtd. Notes
1,750,000	7.750%, 09/15/22	1,898,750

	Prospect Medical Holdings, Inc., Sr. Sec. Notes
1,650,000	12.750%, 07/15/14	1,792,313
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc/Reynolds Group Issuer Lu First Lien Notes
1,500,000	7.125%, 04/15/19(a)	1,571,250
	RR Donnelley & Sons Co., Sr. Unsec. Notes
1,800,000	8.600%, 08/15/16	1,916,999
	Stonemor Operating Llc/Cornerstone Family Services of WV/Osiris Holding, Gtd. Notes
1,650,000	10.250%, 12/01/17	1,600,500
	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes
1,475,000	12.000%, 06/15/16(a)	1,508,188
	Tenet Healthcare Corp., Sr. Unsec. Notes
1,890,000	6.875%, 11/15/31	1,625,400
	Universal Hospital Services, Inc., Sr. Sec. PIK Notes
1,750,000	8.500%, 06/01/15	1,800,313
	YCC Holdings Llc/Yankee Finance, Inc., Sr. Unsec. PIK Notes
1,800,000	10.250%, 02/15/16	1,842,750
		37,219,937
Energy: 14.39%
	Chaparral Energy, Inc., Gtd. Notes
1,700,000	8.250%, 09/01/21	1,819,000
	Chesapeake Oilfield Operating Llc/Chesapeake Oilfield Finance, Inc., Sr. Unsec. Notes
1,500,000	6.625%, 11/15/19(a)	1,496,250
	Continental Resources, Inc., Gtd. Notes
1,595,000	8.250%, 10/01/19	1,790,388
	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes
1,640,000	6.000%, 01/15/18(a)	1,748,650
	Linn Energy Llc/Linn Energy Finance Corp., Sr. Unsec. Notes
1,600,000	6.250%, 11/01/19(a)	1,554,000
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes
1,750,000	6.500%, 08/15/21	1,868,125
	Murray Energy Corp., Gtd. Notes
1,750,000	10.250%, 10/15/15(a)	1,710,625
	NFR Energy Llc/NFR Energy Finance Corp., Gtd. Notes
1,500,000	9.750%, 02/15/17(a)	1,297,500
	Parker Drilling Co., Gtd. Notes
1,450,000	9.125%, 04/01/18	1,544,250

	PetroBakken Energy, Ltd., Sr. Unsec. Notes
1,750,000	8.625%, 02/01/20(a)	1,828,750
	Quicksilver Resources, Inc., Sr. Sub. Notes
415,000	7.125%, 04/01/16	383,875
	SESI Llc, Sr. Unsec. Notes
1,700,000	7.125%, 12/15/21(a)	1,844,500
	Vanguard Natural Resources/Vanguard Natural Resources Finance, Sr. Unsec. Notes
1,400,000	7.875%, 04/01/20	1,402,072
	W&T Offshore, Inc., Sr. Unsec. Notes
1,400,000	8.500%, 06/15/19	1,487,500
		21,775,485
Financials: 9.34%
	Aircastle, Ltd., Sr. Unsec. Notes
950,000	6.750%, 04/15/17(a)	950,000
400,000	7.625%, 04/15/20(a)	400,000
	Ally Financial, Inc., Sr. Unsec. Notes
1,630,000	0.000%, 06/15/15	1,330,569
	CIT Group, Inc., Second Lien Notes
1,740,000	5.500%, 02/15/19(a)	1,779,150
	Felcor Lodging LP, Sec. Notes
1,750,000	6.750%, 06/01/19	1,776,250
	Ford Motor Credit Co. Llc, Sr. Unsec. Notes
1,500,000	4.250%, 02/03/17	1,517,438
	International Lease Finance Corp., Sr. Unsec. Notes
1,800,000	8.625%, 01/15/22	2,009,329
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
1,600,000	8.750%, 04/01/19	1,676,000
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
1,500,000	10.125%, 02/15/19(a)	1,110,000
	Rouse Co., Sr. Unsec. Notes
1,500,000	6.750%, 11/09/15	1,584,375
		14,133,111
Industrials: 8.74%
	AEP Industries, Inc., Sr. Unsec. Notes
1,750,000	8.250%, 04/15/19	1,846,250
	Berry Plastics Corp., Sr. Sub. Notes
1,790,000	10.250%, 03/01/16	1,861,600
	Cemex Finance Llc, Sec. Notes
1,465,000	9.500%, 12/14/16(a)	1,468,809

	Griffon Corp., Gtd. Notes
1,500,000	7.125%, 04/01/18	1,558,125
	Liberty Tire Recycling, Gtd. Notes
1,750,000	11.000%, 10/01/16(a)	1,653,750
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes
1,750,000	8.875%, 04/01/18	1,811,250
	Maxim Crane Works LP, Sr. Sec. Notes
1,400,000	12.250%, 04/15/15(a)	1,337,000
	Packaging Dynamics Corp., 1st Lien Notes
1,600,000	8.750%, 02/01/16(a)	1,688,000
		13,224,784
Technology: 2.49%
	iGate Corp., Sr. Unsec. Notes
1,775,000	9.000%, 05/01/16	1,936,969
	Stream Global Services, Inc., Sr. Sec. Notes
1,750,000	11.250%, 10/01/14	1,828,750
		3,765,719
Utilities: 0.96%
	NRG Energy, Inc., Sr. Unsec. Notes
1,500,000	7.875%, 05/15/21	1,447,500
	Total Corporate Bonds (Cost $144,758,638)	148,569,526
MUNICIPAL BONDS: 0.69%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1(c)
1,000,000	7.000%, 01/01/16	1,045,870
	Total Municipal Bonds (Cost $1,046,624)	1,045,870

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.04%
	Brown Brothers Harriman & Co.-Grand Cayman
$3,088,777	0.030%, due 04/02/12	3,088,777
	Total Short-Term Bank Debt Instruments (Cost $3,088,777)	3,088,777
	Total Investments: 100.90% (Cost $148,894,039)	152,704,173
	Net Other Assets and Liabilities: (0.90)%	(1,360,454)
	Net Assets: 100.00%	$151,343,719

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $57,691,662, representing 38.12% of net assets.
(b)	Represents a step-up bond. Rate disclosed is as of March 31, 2012.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
03/01/12	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
	7.000%, 01/01/16	$1,047,430	$1,045,870	0.69%

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward International Dividend Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 91.97%
Australia: 0.47%
173,000	Clough, Ltd.	$150,530
Austria: 1.09%
7,955	Vienna Insurance Group AG	350,861
Belgium: 1.13%
7,000	EVS Broadcast Equipment SA	362,982
Bermuda: 1.80%
523,000	First Pacific Co., Ltd.	579,873
Brazil: 4.76%
53,500	BM&F BOVESPA SA	327,955
16,200	BRF - Brasil Foods SA, ADR	324,162
18,900	Cia Paranaense de Energia, Sponsored ADR	444,339
22,500	Itau Unibanco Holding SA, Preferred ADR	431,775
		1,528,231
Britain: 1.31%
9,450	HSBC Holdings Plc, Sponsored ADR	419,486
Canada: 2.46%
5,700	Bank of Nova Scotia	319,428
8,300	TELUS Corp., Non-Voting Depositary Receipt	471,772
		791,200
Cayman Islands: 0.84%
604,000	Kingsoft Corp., Ltd.	268,339
China: 3.08%
762,000	Agricultural Bank of China, Ltd.	326,759
630,000	Xinhua Winshare Publishing and Media Co., Ltd., Class H	332,623
836,000	Zijin Mining Group Co., Ltd., Class H	331,577
		990,959
Estonia: 0.96%
73,470	Silvano Fashion Group AS, Class A	307,243
France: 4.70%
18,650	Sanofi, ADR	722,688

15,400	Total SA, Sponsored ADR	787,248
		1,509,936
Germany: 1.05%
4,800	Bayer AG, Sponsored ADR	337,392
Hong Kong: 7.83%
25,500	Allied Group, Ltd.	62,391
146,400	BOC Hong Kong Holdings, Ltd.	404,386
368,000	City Telecom HK, Ltd.	235,522
11,445,500	CSI Properties, Ltd.	434,794
19,000	First Pacific Co., Ltd., Sponsored ADR	105,640
392,000	Guangdong Investment, Ltd.	273,093
446,000	K Wah International Holdings, Ltd.	163,110
70,000	Kingboard Chemical Holdings, Ltd.	244,735
229,000	SJM Holdings, Ltd.	465,930
39,000	YGM Trading, Ltd.	126,308
		2,515,909
India: 0.11%
2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR(a)	36,801
Indonesia: 5.77%
794,500	PT AKR Corporindo Tbk	373,616
2,850,000	PT Astra Graphia Tbk	330,381
913,500	PT Kalbe Farma Tbk	354,651
2,054,500	PT Media Nusantara Citra Tbk	422,403
166,500	PT Tambang Batubara Bukit Asam Tbk	373,277
		1,854,328
Ireland: 2.87%
20,000	Experian Group, Ltd., Sponsored ADR	310,000
8,947	WPP Group Plc, Sponsored ADR	611,706
		921,706
Italy: 3.23%
69,950	Danieli & Co. Officine Meccaniche SpA	1,039,282
Japan: 10.55%
5,000	ITOCHU Techno-Solutions Corp.	223,813
163	Kenedix Realty Investment Corp.	597,687
15,350	Komatsu, Ltd.	437,485
25,200	Kuraray Co., Ltd.	356,520
5,300	Lawson, Inc.	333,611
76,400	Mitsubishi UFJ Financial Group, Inc., ADR	380,472
13,200	Nippon Telegraph & Telephone Corp., ADR	298,584
10,500	Santen Pharmaceutical Co., Ltd.	448,441
150	Wacom Co., Ltd.	314,063
		3,390,676
Malaysia: 1.59%
205,100	Genting Malaysia Bhd	262,442
96,000	Hartalega Holdings Bhd	249,127
		511,569

Mexico: 0.92%
3,600	Fomento Economico Mexicano SAB de CV, Sponsored ADR	296,172
Netherlands: 4.25%
4,600	Nutreco NV	330,801
5,950	Royal Dutch Shell Plc, ADR	417,274
4,700	Sligro Food Group NV	152,699
56,900	STMicroelectronics NV	466,011
		1,366,785
New Zealand: 0.90%
29,000	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	287,680
Pakistan: 0.71%
22,100	HUB Power Co., Ltd., Sponsored GDR	226,746
Philippines: 0.64%
380,000	Manila Water Co., Inc.	205,334
Russia: 1.02%
5,400	OAO LUKOIL, Sponsored ADR	328,320
Scotland: 1.48%
22,300	Scottish & Southern Energy Plc	474,036
Singapore: 4.52%
15,273	China Yuchai International, Ltd.	242,383
151,000	CSE Global, Ltd.	99,101
79,200	Eng Kah Corp.	88,675
230,000	Kian Ann Engineering, Ltd.	40,253
163,000	Miclyn Express Offshore, Ltd.	378,210
93,000	SembCorp Marine, Ltd.	390,629
68,500	Singapore Press Holdings, Ltd.	213,611
		1,452,862
South Korea: 1.18%
28,900	DGB Financial Group, Inc.	378,770
Sri Lanka: 0.23%
100,000	Hatton National Bank Plc	73,684
Switzerland: 3.42%
8,330	Novartis AG, ADR	461,565
9,250	Syngenta AG, ADR(b)	636,678
		1,098,243
Taiwan: 1.17%
935,000	China Development Financial Holding Corp.	285,114
145,787	Chinatrust Financial Holding Co., Ltd.	91,628
		376,742

Thailand: 6.06%
389,000	Hana Microelectronics Pcl	276,146
9,700,000	Jasmine International Pcl	880,388
465,000	SNC Former Pcl, Non-Voting Depositary Receipt	440,883
1,800,000	Thai Tap Water Supply Pcl	350,081
		1,947,498
Turkey: 4.21%
143,942	Anadolu Hayat Emeklilik AS	310,933
58,275	Aselsan Elektronik Sanayi Ve Ticaret AS	346,584
64,000	Cimsa Cimento Sanayi VE Tica	323,178
15,000	Pinar Sut Mamulleri Sanayii AS	156,539
10,600	Turk Traktor ve Ziraat Makineleri AS(b)	216,484
		1,353,718
United Kingdom: 5.57%
31,000	Chemring Group Plc	202,055
15,043	GlaxoSmithKline Plc, Sponsored ADR	675,581
16,900	Standard Chartered Plc	421,689
14,840	Unilever Plc, Sponsored ADR	490,462
		1,789,787
Vietnam: 0.09%
21,000	HAGL JSC, GDR(a)(b)(e)	28,560
	Total Common Stocks (Cost $27,987,277)	29,552,240
PARTICIPATION NOTES: 0.24%
India: 0.24%
1,900	Hero Motocorp., Ltd. (Loan Participation Notes issued by Macquarie Capital (USA), Inc.), expiring 12/10/14	76,651
	Total Participation Notes (Cost $77,277)	76,651
PREFERRED STOCKS: 1.57%
Brazil: 1.21%
17,150	Vale SA, Sponsored ADR, Preferred Shares	389,134
United States: 0.36%
4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	114,300
	Total Preferred Stocks (Cost $560,386)	503,434

RIGHTS: 0.00%(c)
Taiwan: 0.00%
7,284	Chinatrust Financial, Rights, Strike Price 16.30 TWD (expiring 04/03/12)(b)		555
	Total Rights (Cost $0)		555

Principal Amount			Value
AGENCY PASS-THROUGH SECURITIES: 0.52%
United States: 0.52%
	GNMA
$1,120,181	5.888%, 02/16/36(d)		167,373
	Total Agency Pass-Through Securities (Cost $157,069)		167,373
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.48%
United States: 1.48%
	FHLMC, REMICS
1,868,039	4.000%, 04/15/36		234,657
	FNMA, REMICS
1,142,786	4.500%, 12/25/20		93,922
984,498	6.438%, 07/25/41(d)		148,063
			476,642
	Total Collateralized Mortgage Obligations (Cost $483,714)		476,642

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 5.08%
	Brown Brothers Harriman & Co.-Grand Cayman
2	0.030%, due 04/02/12	GBP	3
141	0.030%, due 04/02/12	EUR	187
40	0.030%, due 04/02/12	AUD	42

	JPMorgan Chase- New York
1,632,507	0.030%, due 04/02/12	USD	1,632,507
	Total Short-Term Bank Debt Instruments (Cost $1,632,737)		1,632,739
	Total Investments: 100.86% (Cost $30,898,460)		32,409,634
	Net Other Assets and Liabilities: (0.86)%		(277,053)
	Net Assets: 100.00%		$32,132,581

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $65,361 representing 0.20% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
11/24/10	HAGL JSC, GDR(a)(b)	$51,800	$28,560	0.09%

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

GNMA- Government National Mortgage Association

FHLMC- Federal Home Loan Mortgage Corp

FNMA- Federal National Mortgage Association

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP- Great British Pound

TWD - Taiwan Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward International Equity Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.00%
Australia: 6.30%
11,321	CSL, Ltd.	$420,877
17,672	Fortescue Metals Group, Ltd.	106,355
13,649	Iluka Resources, Ltd.	251,521
7,734	Monadelphous Group, Ltd.	191,469
73,907	Telstra Corp., Ltd.	251,871
24,528	Woolworths, Ltd.	660,084
		1,882,177
Brazil: 3.40%
11,800	Banco do Estado do Rio Grande do Sul	127,409
3,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	268,170
6,100	Cia Hering	157,558
3,500	Cosan SA Industria e Comercio	64,998
9,400	Itau Unibanco Holding SA, Preferred ADR	180,386
3,300	Localiza Rent a Car SA	60,741
8,300	PDG Realty SA Empreendimentos e Participacoes	28,600
4,300	Souza Cruz SA	65,485
2,700	Vale SA, Preferred ADR	61,263
		1,014,610
Chile: 0.16%
2,372	Empresa Nacional de Telecomunicaciones SA	47,936
China: 4.82%
22,500	Anhui Conch Cement Co., Ltd., Class H	71,276
265,550	China Construction Bank Corp., Class H	205,174
65,000	China Minzhong Food Corp., Ltd.(a)	51,708
28,000	China National Building Material Co., Ltd., Class H	35,300
78,000	China Petroleum & Chemical Corp., ADR	84,975
75,000	China Shanshui Cement Group, Ltd.	59,204
133,000	CNOOC, Ltd.	273,346
212,000	Evergrande Real Estate Group, Ltd.	113,568
265,254	Industrial & Commercial Bank of China, Ltd., Class H	171,131
136,000	Lenovo Group, Ltd.	122,418
104,000	PICC Property & Casualty Co., Ltd., Class H	123,747
12,000	Weichai Power Co., Ltd., Class H	56,017
69,000	Yangzijiang Shipbuilding Holdings, Ltd.	73,004
		1,440,868
Colombia: 0.16%
800	Ecopetrol SA, Sponsored ADR(b)	48,872
Denmark: 2.70%
782	Coloplast A/S, Class B	135,391
4,851	Novo Nordisk AS, Series B(b)	671,636
		807,027

Egypt: 0.12%
859	Orascom Construction Industries Co., GDR	37,255
France: 6.18%
2,296	Arkema SA	213,955
22,241	AXA SA	368,711
5,988	BNP Paribas SA	284,111
444	Cie Generale des Etablissements Michelin	33,061
2,355	CNP Assurances	36,748
2,107	SCOR SE	56,933
3,047	Societe Generale SA	89,261
14,969	Total SA	763,433
		1,846,213
Germany: 4.61%
3,270	BASF SE	286,053
2,852	Bayerische Motoren Werke AG	256,486
650	Continental AG(a)	61,351
1,384	Deutsche Bank AG	68,859
4,663	Hannover Rueckversicherung AG	276,998
505	Muenchener Rueckversicherungs AG	76,142
2,602	RWE AG	124,254
1,634	SAP AG	114,107
1,116	Siemens AG	112,509
		1,376,759
Hong Kong: 2.24%
3,000	China Mobile, Ltd.	33,011
4,600	Hong Kong Exchanges and Clearing, Ltd.	77,303
4,900	Jardine Matheson Holdings, Ltd.	245,000
127,000	SJM Holdings, Ltd.	258,398
5,000	Swire Pacific, Ltd.	56,049
		669,761
Hungary: 0.21%
3,653	OTP Bank Plc	63,350
India: 1.60%
2,900	Infosys Technologies, Ltd., ADR	165,387
1,242	Reliance Industries, Ltd., Sponsored GDR(c)	36,204
858	State Bank of India, Ltd., Sponsored GDR(d)	70,571
7,600	Tata Motors, Ltd., Sponsored ADR	204,972
		477,134
Indonesia: 0.91%
301,500	PT Bank Rakyat Indonesia Persero Tbk	229,158
11,500	PT United Tractors Tbk	41,503
		270,661
Italy: 2.36%
25,955	Eni SpA, Sponsored ADR	608,902
16,233	Fiat SpA	95,433
		704,335

Japan: 15.74%
3,000	Ajinomoto Co., Inc.	37,622
110,000	Aozora Bank, Ltd.	317,627
13,000	Asahi Kasei Corp.	80,258
7,500	Canon, Inc.	354,295
16	Central Japan Railway Co.	131,835
5,500	Daito Trust Construction Co., Ltd.	493,717
22,000	Daiwa House Industry Co., Ltd.	290,781
12,600	DCM Holdings Co., Ltd.	100,015
7,100	East Japan Railway Co.	446,913
5,000	FUJIFILM Holdings Corp.	117,253
14,000	Hitachi Ltd.	89,815
20,000	Iyo Bank, Ltd.	177,117
4,000	Kaken Pharmaceutical Co., Ltd.	50,405
35	KDDI Corp.	226,652
5,300	Komatsu, Ltd.	151,054
41,000	Kurabo Industries, Ltd.	79,751
7,200	Mediceo Paltac Holdings Co., Ltd.	93,251
25,000	Mitsubishi Electric Corp.	221,094
14,000	Mitsubishi Heavy Industries, Ltd.	67,827
57,000	Mitsubishi Paper Mills, Ltd.(a)	56,470
2,200	Musashino Bank, Ltd.	75,699
20,000	Nachi-Fujikoshi Corp.	114,776
2,500	Nippon Telegraph & Telephone Corp.	113,417
12,000	Nishimatsu Construction Co., Ltd.	28,126
65	NTT DoCoMo, Inc.	107,901
1,410	ORIX Corp.	134,578
15,000	Sakai Chemical Industry Co., Ltd.	57,811
8,000	San-In Godo Bank, Ltd.	63,308
21,900	Sapporo Hokuyo Holdings, Inc.	80,700
2,700	Sumitomo Mitsui Financial Group, Inc.	88,826
20,000	Tokyo Gas Co., Ltd.	94,237
19,000	Tokyo Tatemono Co., Ltd.(a)	76,900
9,000	Toyo Ink Manufacturing Co., Ltd.	37,079
5,000	Yamaguchi Financial Group, Inc.	45,427
		4,702,537
Korea: 2.25%
1,440	Dongbu Insurance Co., Ltd.	62,211
2,650	Hynix Semiconductor, Inc.	68,410
722	Hyundai Mobis	182,563
563	Hyundai Motor Co., Ltd.	115,775
3,240	Kia Motors Corp.	211,893
2,530	Korean Reinsurance Co.	30,474
		671,326
Malaysia: 0.94%
54,100	AirAsia Bhd	60,925
166,200	DiGi.Com Bhd	220,262
		281,187
Mexico: 1.86%
11,800	Alfa SAB de CV, Class A	169,882
6,962	Fresnillo Plc	177,947
4,295	Industrias Penoles SAB de CV	208,426
		556,255

Netherlands: 1.37%
49,314	ING Groep NV(a)	410,868
Norway: 2.05%
3,692	Cermaq ASA(a)	48,624
5,057	DNB ASA	65,002
9,921	SpareBank 1 SMN	63,762
16,078	StatoilHydro ASA	436,483
		613,871
Peru: 0.19%
1,400	Cia de Minas Buenaventura SA, ADR	56,434
Poland: 0.32%
2,073	KGHM Polska Miedz SA	95,426
Russia: 1.64%
13,279	Gazprom OAO, Sponsored ADR	162,004
3,314	Lukoil OAO, ADR	199,503
3,429	Pharmstandard, GDR(a)(d)	60,830
5,075	Sberbank of Russia, Sponsored ADR(a)	67,954
		490,291
Singapore: 1.05%
36,000	Keppel Corp., Ltd.	314,737
South Africa: 2.40%
29,414	AVI, Ltd.	177,880
28,087	Life Healthcare Group Holdings Pte, Ltd.	91,536
2,999	Sasol, Ltd.	144,848
13,264	Vodacom Group, Ltd.	187,003
18,461	Woolworths Holdings, Ltd.	115,878
		717,145
South Korea: 2.09%
555	Samsung Electronics Co., Ltd.	624,531
Spain: 3.67%
11,385	Banco Bilbao Vizcaya Argentaria SA	90,604
54,329	Banco Santander SA	418,089
16,773	Enagas SA	322,803
5,408	Red Electrica Corp. SA	264,633
		1,096,129
Sweden: 2.20%
13,009	Atlas Copco AB, A Shares	314,813
2,574	Axis Communications AB	69,643
7,091	Lundin Petroleum AB(a)	151,985
7,852	Swedbank AB, A Shares(b)	122,009
		658,450
Switzerland: 4.25%
17,477	Ferrexpo Plc	85,428
10,910	Nestle SA	686,483
2,689	Roche Holding AG	467,976
2,202	UBS AG(a)	30,858
		1,270,745

Taiwan: 2.57%
75	Advanced Semiconductor Engineering, Inc.	75
6,000	Catcher Technology Co., Ltd.	42,386
8,000	Hiwin Technologies Corp.	90,261
5,000	Largan Precision Co., Ltd.	98,257
13,000	President Chain Store Corp.	72,236
25,164	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	384,505
24,000	Tripod Technology Corp.	80,503
		768,223
Thailand: 0.70%
50,100	Charoen Pokphand Foods Pcl	60,494
69,400	CP ALL Pcl	147,348
		207,842
Turkey: 0.66%
30,413	Turk Telekomunikasyon AS	132,074
9,167	Turkiye Halk Bankasi AS	65,578
		197,652
United Kingdom: 16.28%
2,630	Aggreko Plc	94,650
40,692	Barclays Plc	153,116
18,193	BHP Billiton Plc	555,073
15,776	British American Tobacco Plc	794,982
39,110	British Sky Broadcasting Group Plc	422,878
89,096	BT Group Plc, Class A	322,638
10,497	Burberry Group Plc	251,344
7,716	Capita Group Plc	90,403
8,457	Compass Group Plc	88,669
7,968	Diageo Plc	191,489
6,071	GlaxoSmithKline Plc	135,607
32,075	HSBC Holdings Plc	284,632
5,832	IMI Plc	90,717
993	Next Plc	47,379
12,622	Petrofac, Ltd.	351,284
7,869	Provident Financial Plc	144,240
1,224	Rio Tinto Plc	67,465
151,526	Royal Bank of Scotland Group Plc(a)	66,989
3,085	Royal Dutch Shell Plc, Class A	107,743
17,595	Shire Plc	568,488
1,353	Weir Group Plc	38,175
		4,867,961
	Total Common Stocks (Cost $23,750,673)	29,288,568
PREFERRED STOCKS: 1.04%
Brazil: 0.56%
4,000	Companhia de Bebidas das Americas, Preferred ADR, Preferred Shares	165,280

Germany: 0.48%
823	Volkswagen AG, Preferred Shares	144,724
	Total Preferred Stocks (Cost $248,171)	310,004
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.05%
	JPMorgan Chase-New York
$312,725	0.030%, due 04/02/12	312,725
	Total Short-Term Bank Debt Instruments (Cost $312,725)	312,725
	Total Investments: 100.09% (excluding investments purchased with cash collateral from securities loaned) (Cost $24,311,569)	29,911,297
Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.87%
	Short-Term Investments Trust, Liquid Assets Portfolio
857,105	Institutional Class, 0.160% 7 day-yield(e)	857,105
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $857,105)	857,105
	Total Investments: 102.96% (Cost $25,168,674)	30,768,402
	Net Other Assets and Liabilities: (2.96)%	(884,489)
	Net Assets: 100.00%	$29,883,913

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is currently on loan.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $36,204, representing 0.12% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $131,401 representing 0.44% of net assets.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned (See Note 1).

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.19%
Australia: 14.17%
44,377	ALE Property Group	$92,855
78,330	Carindale Property Trust	348,894
391	CFS Retail Property Trust	725
210,000	Challenger Diversified Property Group	116,378
300,000	FKP Property Group	153,824
1,000,000	Investa Office Fund	657,765
1,000,000	Mirvac Group	1,211,945
763,212	RNY Property Trust(a)	106,728
2,038,558	Thakral Holdings Group	1,108,612
125,644	Westfield Group	1,149,211
310,068	Westfield Retail Trust	828,655
		5,775,592
Canada: 6.48%
10,000	Brookfield Canada Office Properties	242,619
8,000	Calloway REIT	217,434
17,000	Canadian Apartment Properties REIT	383,648
14,511,000	Holloway Lodging REIT(a)	1,018,367
15,000	Huntingdon Capital Corp.	165,422
50,000	InnVest REIT	263,672
29,900	Pure Industrial Real Estate Trust	133,995
8,000	RioCan REIT	216,793
		2,641,950
China: 1.42%
800,000	Soho China, Ltd.	579,997
Finland: 0.59%
72,266	Citycon Oyj	241,918
France: 1.79%
2,000	Gecina SA	208,965
15,000	Klepierre	520,146
		729,111
Germany: 4.83%
147,000	Alstria Office REIT AG	1,652,547
52,931	Prime Office REIT AG(a)	316,122
		1,968,669
Hong Kong: 32.79%
2,592,000	Asia Standard International Group, Ltd.	433,916
64,094,116	CSI Properties, Ltd.	2,434,826
120,000	Great Eagle Holdings, Ltd.	339,190
100,000	Hang Lung Properties, Ltd.	366,362
265,000	Henderson Land Development Co., Ltd.	1,462,260
210,000	Hysan Development Co., Ltd.	841,022

400,000	K. Wah International Holdings, Ltd.	146,287
100,000	Link REIT	372,157
3,272,000	Soundwill Holdings, Ltd.	4,609,549
150,000	Swire Properties, Ltd.	372,800
4,052,000	Wing Tai Properties, Ltd.	1,539,286
162,000	Winsor Properties Holdings, Ltd.	446,433
		13,364,088
Japan: 15.55%
183	Advance Residence Investment Corp.	347,340
244,382	Astro Japan Property Group	668,298
3,000	Daito Trust Construction Co., Ltd.	269,301
151	Daiwahouse Residential Investment Corp.	992,437
32	Fukuoka REIT Corp.	229,648
219	Kenedix Realty Investment Corp.	803,026
2,000	Kenedix, Inc.(a)	390,480
800	Mitsui Fudosan Co., Ltd.	15,300
220	Nippon Accommodations Fund, Inc.	1,419,355
160	Nomura Real Estate Residential Fund, Inc.	820,587
50	Sekisui House SI Investment Co.	209,617
150	United Urban Investment Corp.	171,258
		6,336,647
Malaysia: 0.82%
725,000	Quill Capita Trust	267,423
191,613	YTL Land & Development Bhd.(a)	65,049
		332,472
Netherlands: 0.67%
5,183	Corio NV	273,393
Norway: 1.71%
448,342	Norwegian Property ASA	699,114
Singapore: 5.13%
200,000	Cache Logistics Trust	159,103
345,900	CapitaCommercial Trust	335,705
500,000	CapitaMall Trust	717,951
1,150,000	Mapletree Commercial Trust	800,485
150,000	Starhill Global REIT	76,369
		2,089,613
Sweden: 0.65%
25,000	Hufvudstaden AB, Class A	264,329
Switzerland: 1.09%
5,000	PSP Swiss Property AG(a)	444,223
Turkey: 0.00%(b)
3	Is Gayrimenkul Yatirim Ortakligi AS	2
United Kingdom: 10.50%
10,000	Derwent London Plc	279,111
78,800	Great Portland Estates Plc	453,617
243,000	Hammerson Plc	1,615,336
50,809	Land Securities Group Plc	587,164
50,760	Segro Plc	190,634
80,000	Shaftesbury Plc	630,198

80,000	Unite Group Plc	252,079
72,772	Workspace Group Plc	273,826
		4,281,965
	Total Common Stocks (Cost $38,906,309)	40,023,083

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 7.78%
	Brown Brothers Harriman & Co.-Grand Cayman
9,204,811	0.030%, due 04/02/12	JPY	111,210
8,390	0.030%, due 04/02/12	SGD	6,674
2,869,378	0.030%, due 04/02/12	USD	2,869,378
5,893	0.030%, due 04/02/12	CAD	5,908
1	0.030%, due 04/02/12	EUR	1
259,970	0.030%, due 04/02/12	HKD	33,477
	JPMorgan Chase-New York
24,873	0.030%, due 04/02/12	GBP	39,785
101,530	0.030%, due 04/02/12	AUD	105,170
	Total Short-Term Bank Debt Instruments (Cost $3,180,750)		3,171,603
	Total Investments: 105.97% (Cost $42,087,059)		43,194,686
	Net Other Assets and Liabilities: (5.97)%		(2,433,156)
	Net Assets: 100.00%		$40,761,530

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Amount represents less than 0.01%.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 86.58%
Australia: 4.57%
1,569,085	DUET Group	$2,958,115
2,013,892	Fairfax Media, Ltd.(a)	1,512,416
40,330	Flight Centre, Ltd.(a)	919,069
429,331	Medusa Mining, Ltd.	2,241,403
368,672	Metcash, Ltd.	1,584,840
616,993	SAI Global, Ltd.	3,195,564
550,145	Wotif.com Holdings, Ltd.(a)	2,615,695
		15,027,102
Austria: 0.64%
21,495	Andritz AG	2,103,660
Belgium: 1.52%
44,299	Mobistar SA	2,206,708
60,351	SA D’Ieteren NV	2,807,108
		5,013,816
China: 1.31%
804,000	China Insurance International Holdings Co., Ltd.(b)	1,571,649
2,111,500	Comba Telecom Systems Holdings, Ltd.(a)	1,169,196
2,418,000	New World Department Store China, Ltd.	1,566,218
		4,307,063
Denmark: 2.62%
82,880	D/S Norden AS(a)	2,465,827
135,817	DSV AS	3,079,281
17,507	SimCorp AS(a)	3,059,293
		8,604,401
Finland: 0.69%
95,343	Elisa Oyj(a)	2,285,058
France: 6.05%
328,159	Altran Technologies SA(b)	2,052,662
92,696	Compagnie Generale de Geophysique-Veritas(b)	2,743,334
116,337	Etablissements Maurel et Prom	2,045,777
52,920	Ingenico SA	2,562,398
71,470	IPSOS	2,562,679
89,793	SCOR SE	2,426,288
93,018	Teleperformance SA	2,657,958
54,126	Valeo SA	2,838,441
		19,889,537

Germany: 7.22%
277,999	ADVA AG Optical Networking(b)	1,991,030
27,344	Fielmann AG	2,629,042
31,616	GEA Group AG	1,090,425
53,270	Kabel Deutschland Holding AG(b)	3,290,166
44,455	Krones AG(a)	2,230,487
35,029	MTU Aero Engines Holding AG	2,821,325
24,236	Pfeiffer Vacuum Technology AG	2,745,900
37,812	Rheinmetall AG	2,238,845
64,605	Symrise AG	1,869,762
381,492	TUI AG(a)(b)	2,837,569
		23,744,551
Hong Kong: 2.81%
1,924,168	Daphne International Holdings, Ltd.	2,636,407
892,500	Esprit Holdings, Ltd.	1,792,919
3,674,000	Oriental Watch Holdings(a)	1,566,011
6,528,000	VST Holdings, Ltd.(b)	1,571,989
2,732,000	Xinyi Glass Holdings, Ltd.(a)	1,667,580
		9,234,906
Italy: 4.92%
469,891	Amplifon SpA	2,425,317
4,474,302	Banca Popolare di Milano Scarl	2,489,602
80,485	Lottomatica SpA(b)	1,528,570
429,302	Piaggio & C. SpA	1,261,929
352,204	Pirelli & C. SpA	4,190,053
139,316	Prysmian SpA	2,448,932
978,798	Sorin SpA(b)	1,834,128
		16,178,531
Japan: 20.89%
473,000	77 Bank, Ltd.	2,085,840
103,761	Aeon Delight Co., Ltd.	2,186,290
121,000	Coca-Cola West Co., Ltd.	2,121,191
95,359	Daiseki Co., Ltd.	1,766,163
50,900	Disco Corp.(a)	2,813,429
76,300	Don Quijote Co., Ltd.	2,770,104
111,500	Foster Electric Co., Ltd.(a)	1,629,999
219,000	Hitachi Metals, Ltd.	2,719,971
109,607	Hoshizaki Electric Co., Ltd.	2,584,908
60,500	Japan Petroleum Exploration Co., Ltd.	2,817,778
146,688	JSR Corp.	2,952,546
217,100	JTEKT Corp.	2,599,325
524,900	JVC Kenwood Corp.(a)(b)	2,327,393
304,800	Keiyo Bank, Ltd.	1,461,950
117,000	Kyorin Co., Ltd.	2,215,042
106,316	Musashi Seimitsu Industry Co., Ltd.	2,532,985
212,000	NGK Insulators, Ltd.	3,024,912
328,000	Nippon Denko Co., Ltd.	1,604,929
100,700	Pola Orbis Holdings, Inc.	3,005,062
694,300	Sapporo Holdings, Ltd.	2,566,821
296,000	Shimadzu Corp.	2,671,403
81,700	Sundrug Co., Ltd.	2,526,906
99,004	THK Co., Ltd.	2,013,093
685,400	Tokyo Tatemono Co., Ltd.(b)	2,774,061
284,949	Toshiba Plant Systems & Services Corp.	3,277,413
2,297	United Urban Investment Corp.	2,622,526

222,000	Yaskawa Electric Corp.	2,086,698
292,600	Yokogawa Electric Corp.	2,958,876
		68,717,614
Netherlands: 2.42%
89,978	ASM International NV	3,462,123
62,321	Nutreco NV(a)	4,481,719
		7,943,842
Norway: 1.53%
3,179,134	Marine Harvest ASA	1,641,276
123,379	TGS NOPEC Geophysical Co., ASA	3,381,968
		5,023,244
Singapore: 1.58%
1,449,000	ComfortDelGro Corp., Ltd.	1,798,210
3,507,190	Golden Agri-Resources, Ltd.	2,190,163
180,000	Venture Corp., Ltd.	1,219,999
		5,208,372
Spain: 2.28%
72,292	Bolsas y Mercados Espanoles SA	1,853,122
338,933	Jazztel Plc(b)	2,199,161
77,190	Viscofan SA	3,453,933
		7,506,216
Sweden: 1.44%
157,759	Alliance Oil Co., Ltd., SDR(b)	1,740,743
313,669	Meda AB, Class A	2,991,704
		4,732,447
Switzerland: 2.92%
43,345	BKW SA(b)	1,555,753
33,244	DKSH Holding AG, Ltd.(b)	1,780,600
8,791	Kuoni Reisen Holding AG, Class B(b)	3,233,202
15,507	Partners Group Holding AG	3,025,128
		9,594,683
United Kingdom: 21.17%
304,990	Babcock International Group Plc	3,885,549
1,450,662	Barratt Developments Plc(b)	3,271,647
887,541	BBA Aviation Plc	3,037,968
253,671	Cookson Group Plc	2,803,689
389,505	Daily Mail & General Trust Plc NV, Class A	2,812,884
87,245	Derwent London Plc	2,435,101
267,731	Domino Printing Sciences Plc	2,389,538
1,565,714	EnQuest Plc(b)	3,157,974
257,626	Hunting Plc	3,904,361
447,058	IG Group Holdings Plc	3,217,788
582,625	Informa Plc	4,114,346
549,198	International Personal Finance Plc	2,355,086
331,765	Meggitt Plc	2,143,312
509,924	Melrose Plc	3,450,877
725,295	Mitchells & Butlers Plc(b)	3,134,592
673,058	Premier Farnell Plc	2,310,273
617,892	Premier Oil Plc(b)	3,877,144
824,060	RPS Group Plc	3,125,154

155,707	Spectris Plc	4,490,399
88,723	Spirax-Sarco Engineering Plc	2,964,529
1,466,077	Spirent Communications Plc	3,763,681
526,324	St. James’s Place Capital Plc	2,972,569
		69,618,461
	Total Common Stocks (Cost $242,446,467)	284,733,504
EXCHANGE-TRADED FUNDS: 0.31%
United States: 0.31%
25,100	iShares® MSCI EAFE Small Cap Index Fund	1,007,263
	Total Exchange-Traded Funds (Cost $941,968)	1,007,263
PREFERRED STOCKS: 1.23%
Germany: 1.23%
72,437	Fuchs Petrolub AG	4,055,193
	Total Preferred Stocks (Cost $1,785,914)	4,055,193
AFFILIATED INVESTMENT COMPANIES: 3.04%
10,000,000	Forward U.S. Government Money Fund-Class Z	10,000,000
	Total Affiliated Investment Companies (Cost $10,000,000)	10,000,000

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 6.45%
	Brown Brothers Harriman & Co.-Grand Cayman
562,517,673	0.030%, due 04/02/12	JPY	6,796,154
11,166,204	0.030%, due 04/02/12	USD	11,166,204
57	0.030%, due 04/02/12	EUR	77
1	0.030%, due 04/02/12	GBP	1
	JPMorgan Chase-New York
3,194,679	0.030%, due 04/02/12	USD	3,194,679
63,267	0.030%, due 04/02/12	AUD	65,535
	Total Short-Term Bank Debt Instruments (Cost $21,241,398)		21,222,650
	Total Investments: 97.61% (excluding investments purchased with cash collateral from securities loaned) (Cost $276,415,747)		321,018,610

Shares

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 8.62%

28,333,064	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(c)	28,333,064
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $28,333,064)	28,333,064
	Total Investments: 106.23% (Cost $304,748,811)	349,351,674
	Net Other Assets and Liabilities: (6.23)%	(20,476,916	)(d)
	Net Assets: 100.00%	$328,874,758

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is currently on loan.
(b)	Non-income producing security.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned (See Note 1).
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Barclays Capital	MSCI International Small Cap EAFE Index	115 Bps	Total Return	04/30/12	32,541,482	$(168,650)
					32,541,482	$(168,650)

Investment Abbreviations:

MSCI - Morgan Stanley Capital International

SDR - Special Drawing Rights

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

March 31, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 4.81%
Federal National Mortgage Association (FNMA): 4.81%
	FNMA
$241,943	2.198%, 05/01/34(a)	$245,234
504,215	3.500%, 09/01/41	518,561
573,151	3.500%, 01/01/26	601,974
106,254	4.000%, 04/01/24	112,677
947,848	4.000%, 07/01/26	1,007,218
342,522	4.000%, 04/01/26	363,977
99,153	4.000%, 08/01/13	104,361
290,391	4.000%, 05/01/26	308,580
274,610	6.000%, 03/01/33	301,050
		3,563,632
	Total Agency Pass-Through Securities (Cost $3,480,060)	3,563,632
ASSET-BACKED SECURITIES: 1.54%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
67,215,757	0.231%, 11/11/41(a)(b)(c)	1,008,371
	Chec Loan Trust
53,884	3.742%, 07/25/34(a)(b)	5,863
	Falcon Franchise Loan Llc, Series 2003-1, Class A1
67,671	4.856%, 01/05/25(b)	66,244
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	4.100%, 01/05/25(b)(d)	10,155
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
187,408	5.367%, 07/25/36	52,155
	Total Asset-Backed Securities (Cost $1,412,481)	1,142,788
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.34%
	Banc of America Large Loan, Inc., Series 2005-MIB1
1,000,000	3.242%, 03/15/22(a)(b)	345,190
	Capco America Securitization Corp., Series 1998-D7, Class PS1
248,673	1.740%, 10/15/30(a)(b)(c)	146
	Collateralized Mortgage Securities Corp., Series I, Class 3
5,779	9.450%, 02/01/17	6,436

	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
757,028	6.000%, 05/25/36	454,231
	Entertainment Properties Trust, Series 2003-EPR, Class C
611,000	6.223%, 02/15/18(b)	574,383
	FHLMC, Series 2887, Class JD
319,635	4.500%, 03/15/19	342,507
	FHLMC, Series 3300, Class AB
182,773	6.000%, 02/15/34	186,721
	FNMA, Series 2006-46, Class PE
1,845,310	5.500%, 11/25/32	1,897,099
	FNMA, Series 2007-5, Class PB
141,537	6.000%, 07/25/33	143,832
	GNMA, Series 2002-28, Class IO
8,345,990	0.344%, 01/16/42(a)(c)(e)	63,730
	GNMA, Series 2003-64, Class XA
5,153,006	0.028%, 08/16/43(a)(c)(e)	9,837
	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A
6,456	1.393%, 06/19/34(a)	5,285
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1
184,907	4.475%, 01/15/14	186,689
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
50,445	0.900%, 04/25/19(c)(e)	1
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
264,271,208	0.027%, 06/15/38(a)(b)(c)	262,157
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
14,244,552	0.700%, 11/15/26(a)(c)(e)	377,509
	Preferred Term Securities XIII, Inc.
669,264	2.044%, 03/24/34(a)(b)(e)	158,950
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
12,716,922	0.854%, 11/13/36(a)(b)(c)	20,144
	Washington Mutual, Series 2005-AR18, Class 3A2
1,237,773	5.262%, 01/25/36(a)	401,355
	Total Collateralized Mortgage Obligations (Cost $11,413,171)	5,436,202
CORPORATE BONDS: 23.87%
Banks: 6.18%
	Bank of America Corp., Sr. Unsec. Medium-Term Notes
1,800,000	9.145%, 07/17/28(f)	575,724
	Bank of America Corp., Sr. Unsec. Notes
800,000	5.650%, 05/01/18	854,882
600,000	5.750%, 12/01/17	644,119
	Citigroup, Inc., Sr. Unsec. Notes
170,000	6.125%, 11/21/17	189,930
	Citigroup, Inc., Unsec. Notes
300,000	8.500%, 05/22/19	370,274

	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.875%, Perpetual Maturity(a)(g)	101,000
	HSBC Bank USA NA, Sub. Notes
700,000	4.875%, 08/24/20	718,240
	Rabobank Nederland, Gtd. Notes
700,000	4.500%, 01/11/21	721,918
	Royal Bank of Scotland Group Plc, Jr. Sub. Notes
100,000	7.648%, Perpetual Maturity(a)(g)	85,250
	VEB Finance Plc, Sr. Unsec. Notes
300,000	5.375%, 02/13/17(b)(e)	310,500
		4,571,837
Brokerage: 6.32%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
900,000	5.950%, 01/18/18	970,445
1,200,000	6.150%, 04/01/18	1,295,658
	Jefferies Group, Inc., Sr. Unsec. Notes
270,000	6.250%, 01/15/36	246,375
	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes
695,000	5.750%, 04/25/11(i)	206,762
1,300,000	6.875%, 05/02/18(h)	396,500
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
800,000	6.625%, 04/01/18	843,243
	Morgan Stanley, Sr. Unsec. Notes
800,000	1.047%, 10/15/15(a)	720,422
		4,679,405
Finance-Other: 3.54%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)	233,905
	Royal Bank of Scotland Plc, Co., Gtd. Notes
700,000	5.625%, 08/24/20	722,473
	TNK-BP Finance SA, Co., Gtd. Notes
900,000	6.625%, 03/20/17(j)	996,750
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
540,000	8.700%, 08/07/18(j)	666,225
		2,619,353
Financials: 1.45%
	Ally Financial, Inc., Gtd. Notes
100,000	3.874%, 06/20/14(a)	98,016
	American International Group, Inc., Sr. Unsec. Notes
200,000	4.250%, 09/15/14	206,561
	Barclays Bank Plc, Sr. Unsec. Notes
200,000	6.750%, 05/22/19	230,238
	Barclays Bank Plc, Sr. Unsec. Notes, Series 1
500,000	5.000%, 09/22/16	538,213
		1,073,028
Industrial-Energy: 1.45%
	BP Capital Markets Plc, Gtd. Notes
600,000	3.125%, 10/01/15	634,707

400,000	4.500%, 10/01/20	440,022
		1,074,729
Industrial-Other: 1.32%
	Barnett Capital III, Ltd. Gtd. Notes
1,300,000	1.172%, 02/01/27(a)	917,910
	Canal Point II Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(d)(e)	59,393
		977,303
Insurance-Life: 0.54%
	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes
400,000	0.927%, 07/13/12(a)	397,988
Non-Captive Consumer: 1.42%
	American Express Credit Co., Sr. Unsec. Medium-Term Notes
1,000,000	5.875%, 05/02/13	1,051,820
Non-Captive Diversified: 1.12%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
725,000	6.900%, 09/15/15	832,283
Utilities: 0.53%
	MP Environmental Funding Llc, Series A1
371,251	4.982%, 07/15/14	392,888
	Total Corporate Bonds (Cost $19,412,817)	17,670,634
FOREIGN GOVERNMENT OBLIGATIONS: 1.43%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,055,960
	Total Foreign Government Obligations (Cost $997,930)	1,055,960
MUNICIPAL BONDS: 7.47%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	410,645
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series A
1,000,000	6.899%, 12/01/40	1,196,940

	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B
800,000	6.899%, 12/01/40	957,552
	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
900,000	6.800%, 07/01/39	1,016,559
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	260,016
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
800,000	5.178%, 04/01/30	934,160
	University of California Regents Medical Center Pooled Revenue, Build America Bonds
600,000	6.548%, 05/15/48	753,012
	Total Municipal Bonds (Cost $4,661,633)	5,528,884
U.S. GOVERNMENT AGENCY SECURITIES: 47.32%
Department of Housing & Urban Development (HUD): 0.09%
	US Department of Housing and Urban Development, Gtd., Series 99-A
66,000	6.330%, 08/01/13	66,433
Small Business Administration-Pass-Through-Agency: 0.96%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
658,254	4.640%, 05/01/23	715,275
U.S. Treasury Bills: 9.72%
	U.S. Treasury Bills
7,200,000	0.000%, 09/06/12	7,195,955
U.S. Treasury Bonds & Notes: 36.55%
	U.S. Treasury Bonds
3,200,000	4.375%, 02/15/38	3,829,501
900,000	4.375%, 05/15/41	1,078,172
100,000	6.250%, 08/15/23	138,422
400,000	7.875%, 02/15/21	593,625
400,000	8.000%, 11/15/21	607,312
200,000	8.750%, 08/15/20	307,391
	U.S. Treasury Inflation Indexed Bonds
1,301,716	0.125%, 01/15/22	1,332,835
419,420	2.125%, 02/15/40	551,144
413,960	2.125%, 02/15/41	545,683
	U.S. Treasury Notes
3,000,000	1.250%, 01/31/19	2,936,718
900,000	1.375%, 12/31/18	890,297
3,200,000	1.875%, 09/30/17	3,313,501
7,300,000	2.000%, 11/15/21	7,184,229
500,000	2.125%, 08/15/21	499,453
1,300,000	2.875%, 03/31/18	1,415,985

400,000	3.375%, 11/15/19	446,438
1,200,000	4.000%, 08/15/18	1,390,406
	U.S. Treasury Strip Coupon
36	0.000%, 11/15/17(k)	34
		27,061,146
	Total U.S. Government Agency Securities (Cost $34,305,352)	35,038,809

Par Value
SHORT TERM SECURITIES: 5.26%
	U.S. Treasury Bills, Discount Notes(f)
$1,000,000	0.122%, due 08/30/12	999,511
600,000	0.134%, due 08/23/12	599,720
2,300,000	0.146%, due 02/07/13	2,296,727
	Total Short Term Securities (Cost $3,896,263)	3,895,958
SHORT-TERM BANK DEBT INSTRUMENTS: 0.29%
	JPMorgan Chase-New York
212,513	0.030%, due 04/02/12	212,513
	Total Short-Term Bank Debt Instruments (Cost $212,513)	212,513
	Total Investments: 99.33% (Cost $79,792,220)	73,545,380
	Net Other Assets and Liabilities: 0.67%	496,930	(l)
	Net Assets: 100.00%	$74,042,310

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,996,008, representing 4.05% of net assets.
(c)	Interest only security.
(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(f)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Security in default on interest payments.

(i)	Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(j)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,662,975 representing 2.25% of net assets.
(k)	Principal only security.
(l)	Includes cash which is being held as collateral for futures contracts.

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at March 31, 2012: 15.57% (Cost Payable $11,521,484)
FNMA	3.500%	04/17/12	$10,000,000	$10,492,190
GNMA, I Pool	3.500%	05/21/12	1,000,000	1,039,375
				$11,531,565

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sales Commitments at March 31, 2012: -11.35% (Cost Payable $(8,377,891))
FNMA	3.500%	04/17/12	$(7,000,000)	$(7,344,533)
FNMA	4.000%	04/17/12	(1,000,000)	(1,059,844)
				$(8,404,377)

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
10-Year U.S. Treasury Notes	Long	31	06/21/12	$4,014,016	$(49,081)
				$4,014,016	$(49,081)

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
10/30/07 - 04/10/08	Canal Point II Ltd., Sec. Note, Series AI
	0.000%, 06/25/14(d)	$1,452,171	$59,393	0.08%
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO
	0.344%, 01/16/42(a)(c)	933,627	63,730	0.09%
05/17/07	GNMA, Series 2003-64, Class XA
	0.028%, 08/16/43(a)(c)	467,239	9,837	0.01%
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
	0.900%, 04/25/19(c)	80,174	1	0.00	%(m)
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
	0.700%, 11/15/26(a)(c)	645,638	377,509	0.51%
10/03/06 - 12/29/11	Preferred Term Securities XIII, Inc.
	2.044%, 03/24/34(a)(b)	658,572	158,950	0.21%
02/02/12	VEB Finance Plc, Sr. Unsec. Notes
	5.375%, 02/13/17(b)	300,000	310,500	0.42%
		$4,537,421	$979,920	1.32%

(m)	Less than 0.005%

Investment Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HUD - Department of Housing & Urban Development

IO - Interest Only

Jr. - Junior

Sec. - Secured

Sr. - Senior

STRIP - Separate Trading of Registered Interest and Principal of Securities

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Large Cap Dividend Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 91.69%
Consumer Discretionary: 11.85%
13,100	Comcast Corp., Class A	$393,131
3,500	Domino’s Pizza, Inc.	127,050
4,247	McDonald’s Corp.	416,631
6,020	Omnicom Group, Inc.	304,913
12,200	Staples, Inc.	197,396
9,540	Time Warner, Inc.	360,135
		1,799,256
Consumer Staples: 9.10%
7,350	Archer-Daniels-Midland Co.	232,701
4,050	Coca-Cola Co.	299,741
2,200	McCormick & Co., Inc.	119,746
4,891	Procter & Gamble Co.	328,724
6,550	Wal-Mart Stores, Inc.	400,860
		1,381,772
Energy: 10.18%
3,290	Chevron Corp.	352,820
4,730	ConocoPhillips Corp.	359,527
4,170	Exxon Mobil Corp.	361,664
5,190	Royal Dutch Shell Plc, ADR	363,975
3,500	Williams Cos., Inc.	107,835
		1,545,821
Financials: 15.08%
5,360	American Express Co.	310,130
1,350	BlackRock, Inc.	276,615
1,250	CME Group, Inc., Class A	361,663
9,200	Invesco, Ltd.	245,364
6,630	JPMorgan Chase & Co.	304,847
6,564	MetLife, Inc.	245,165
8,710	NYSE Euronext, Inc.	261,387
2,050	Public Storage	283,249
		2,288,420
Health Care: 10.72%
3,790	Becton, Dickinson and Co.	294,294
10,600	Cardinal Health, Inc.	456,966
5,300	Novartis AG, ADR	293,673
20,460	Pfizer, Inc.	463,623
1,700	Techne Corp.	119,170
		1,627,726

Industrials: 12.95%
3,560	3M Co.	317,587
3,400	Eaton Corp.	169,422
3,650	Emerson Electric Co.	190,457
5,510	General Dynamics Corp.	404,323
2,200	Lockheed Martin Corp.	197,692
2,120	Norfolk Southern Corp.	139,560
3,910	Stanley Black & Decker, Inc.	300,914
7,030	Waste Management, Inc.	245,769
		1,965,724
Information Technology: 18.58%
5,360	Automatic Data Processing, Inc.	295,818
16,110	Intel Corp.	452,852
2,220	International Business Machines Corp.	463,203
7,200	KLA-Tencor Corp.	391,824
3,720	Microchip Technology, Inc.	138,384
11,560	Microsoft Corp.	372,810
5,460	QUALCOMM, Inc.	371,389
9,900	Texas Instruments, Inc.	332,739
		2,819,019
Materials: 1.70%
8,000	Bemis Co., Inc.	258,320
Telecommunication Services: 1.53%
7,430	AT&T, Inc.	232,039
	Total Common Stocks (Cost $10,873,838)	13,918,097
CONVERTIBLE PREFERRED STOCKS: 2.08%
Financials: 2.08%
12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	315,980
	Total Convertible Preferred Stocks (Cost $323,544)	315,980

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.76%
	JPMorgan Chase- New York
$571,411	0.030%, due 04/02/12	571,411
	Total Short-Term Bank Debt Instruments (Cost $571,411)	571,411
	Total Investments: 97.53% (Cost $11,768,793)	14,805,488

Net Other Assets and Liabilities: 2.47%	375,382
Net Assets: 100.00%	$15,180,870

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt.

Consolidated Portfolio of Investments (Note 1)

Forward Managed Futures Strategy Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)

EXCHANGE-TRADED FUNDS: 66.89%
33,000	Vanguard Mortgage-Backed Securities ETF	$1,711,710
21,600	Vanguard Short-Term Corporate Bond ETF	1,708,128
56,200	Vanguard Short-Term Government Bond ETF	3,420,332
	Total Exchange-Traded Funds (Cost $6,845,389)	6,840,170

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 12.50%
	JPMorgan Chase-New York
$1,011,862	0.030%, due 04/02/12	1,011,862
	Royal Bank of Canada-Toronto
266,384	0.030%, due 04/02/12	266,384
	Total Short-Term Bank Debt Instruments (Cost $1,278,246)	1,278,246

	Total Investments: 79.39% (Cost $8,123,635)	8,118,416
	Net Other Assets and Liabilities: 20.61%	2,107,394	(a)
	Net Assets: 100.00%	$10,225,810

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Multi Asset Future	150 Bps	Total Return	04/03/12	14,884,389	$303,465
					14,884,389	$303,465

Investment Abbreviations:

ETF - Exchange-Traded Fund

Bps - Basis Points

Portfolio of Investments (Note 1)

Forward Real Estate Fund

March 31, 2012 (Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS: 98.30%
Real Estate Operating/Development: 2.99%
40,277	Forest City Enterprises, Inc., Class A(a)	$630,738
93,876	Thomas Properties Group, Inc.	430,891
		1,061,629
REITs-Apartments: 12.72%
11,300	American Campus Communities, Inc.	505,336
4,900	AvalonBay Communities, Inc.	692,615
4,600	BRE Properties, Inc.	232,530
6,633	Camden Property Trust	436,120
29,800	Equity Residential	1,866,076
5,600	Home Properties, Inc.	341,656
16,700	UDR, Inc.	446,057
		4,520,390
REITs-Diversified: 10.03%
32,000	Cousins Properties, Inc.	242,560
13,500	Digital Realty Trust, Inc.	998,595
11,726	Lexington Realty Trust	105,417
15,672	Vornado Realty Trust	1,319,582
6,779	Washington REIT	201,336
60,100	Winthrop Realty Trust	696,559
		3,564,049
REITs-Health Care: 16.68%
36,000	HCP, Inc.	1,420,560
24,600	Health Care REIT, Inc.	1,352,016
16,500	Medical Properties Trust, Inc.	153,120
36,100	OMEGA Healthcare Investors, Inc.	767,486
26,200	Sabra Health Care REIT, Inc.	430,728
25,200	Senior Housing Properties Trust	555,660
21,835	Ventas, Inc.	1,246,779
		5,926,349
REITs-Hotels: 10.13%
30,339	Chatham Lodging Trust	385,002
17,400	Chesapeake Lodging Trust	312,678
44,444	DiamondRock Hospitality Co.	457,329
164,300	FelCor Lodging Trust, Inc.(a)	591,480
86,458	Host Hotels & Resorts, Inc.	1,419,640
21,919	Summit Hotel Properties, Inc.	166,146
27,308	Sunstone Hotel Investors, Inc.(a)	265,980
		3,598,255
REITs-Office Property: 11.75%
3,692	Alexandria Real Estate Equities, Inc.	269,996
11,015	Boston Properties, Inc.	1,156,465
35,700	CommonWealth REIT	664,734
10,500	Douglas Emmett, Inc.	239,505
29,630	Hudson Pacific Properties, Inc.	448,302
11,300	Kilroy Realty Corp.	526,693
6,000	Mack-Cali Realty Corp.	172,920

8,999	SL Green Realty Corp.	697,872
		4,176,487
REITs-Regional Malls: 12.76%
23,005	General Growth Properties, Inc.	390,855
12,900	Macerich Co.	744,975
862	Rouse Properties, Inc.(a)	11,671
23,247	Simon Property Group, Inc.	3,386,623
		4,534,124
REITs-Shopping Centers: 9.81%
4,650	Acadia Realty Trust	104,811
11,700	Developers Diversified Realty Corp.	170,820
47,637	Excel Trust, Inc.	575,455
6,546	Federal Realty Investment Trust	633,587
45,700	Kimco Realty Corp.	880,183
27,380	Retail Opportunity Investments Corp.	329,655
5,100	Tanger Factory Outlet Centers, Inc.	151,623
24,266	Weingarten Realty Investors, Inc.	641,350
		3,487,484
REITs-Storage: 3.58%
7,300	Public Storage, Inc.	1,008,641
5,300	Sovran Self Storage, Inc.	264,099
		1,272,740
REITs-Warehouse/Industrial: 7.85%
29,300	First Industrial Realty Trust, Inc.(a)	361,855
6,793	First Potomac Realty Trust	82,127
36,205	ProLogis	1,304,104
50,700	STAG Industrial, Inc.	707,772
23,200	Terreno Realty Corp.	331,992
		2,787,850
	Total Common Stocks (Cost $22,616,964)	34,929,357

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.09%
	Brown Brothers Harriman & Co.- Grand Cayman
$386,418	0.030%, due 04/02/12	386,418
	Total Short-Term Bank Debt Instruments (Cost $386,418)	386,418
	Total Investments: 99.39% (Cost $23,003,382)	35,315,775
	Net Other Assets and Liabilities: 0.61%	216,982
	Net Assets: 100.00%	$35,532,757

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.38%
Hotels & Motels: 0.20%
75,000	Overseas Union Enterprise, Ltd.	$140,209
Real Estate Operating/Development: 7.12%
82,030	Forest City Enterprises, Inc., Class A(a)(b)	1,284,590
81,000	Global Logistic Properties, Ltd.(b)	141,760
102,000	Great Eagle Holdings, Ltd.	288,312
75,000	Hysan Development Co., Ltd.	300,365
226,000	Soundwill Holdings, Ltd.	318,386
51,000	Sun Hung Kai Properties, Ltd.	633,761
45,800	Terreno Realty Corp.	655,398
305,520	Thomas Properties Group, Inc.	1,402,336
		5,024,908
REITs-Apartments: 9.68%
5,000	American Campus Communities, Inc.	223,600
7,900	AvalonBay Communities, Inc.(a)	1,116,665
17,800	Camden Property Trust(a)	1,170,350
30,900	Equity Residential(a)	1,934,958
5,000	Essex Property Trust, Inc.(a)	757,550
15,000	Home Properties, Inc.(a)	915,150
26,408	UDR, Inc.(a)	705,358
		6,823,631
REITs-Diversified: 10.64%
16,000	Astro Japan Property Group	43,754
56,800	Cousins Properties, Inc.	430,544
23,600	Digital Realty Trust, Inc.(a)	1,745,692
240	Kenedix Realty Investment Corp.	880,029
24,474	Lexington Realty Trust(a)	220,021
32,237	Vornado Realty Trust(a)	2,714,356
126,932	Winthrop Realty Trust(a)	1,471,142
		7,505,538
REITs-Health Care: 12.85%
52,400	HCP, Inc.(a)	2,067,705
31,600	Health Care REIT, Inc.(a)	1,736,736
71,000	Medical Properties Trust, Inc.	658,880
70,700	OMEGA Healthcare Investors, Inc.(a)	1,503,082
59,378	Sabra Health Care REIT, Inc.	976,174
16,800	Senior Housing Properties Trust(a)	370,440
30,664	Ventas, Inc.(a)	1,750,914
		9,063,931
REITs-Hotels: 11.53%
67,168	Chatham Lodging Trust(a)	852,362
41,300	Chesapeake Lodging Trust	742,161
102,256	DiamondRock Hospitality Co.(a)	1,052,214
349,900	FelCor Lodging Trust, Inc.(a)(b)	1,259,640
142,315	Host Hotels & Resorts, Inc.(a)	2,336,812

27,007	LaSalle Hotel Properties(a)	759,977
34,900	Strategic Hotels & Resorts, Inc.(b)	229,642
46,748	Summit Hotel Properties, Inc.	354,350
56,392	Sunstone Hotel Investors, Inc.(a)(b)	549,258
		8,136,416
REITs-Mortgage: 2.68%
194,582	iStar Financial, Inc.(b)	1,410,720
96,166	RAIT Financial Trust	477,945
		1,888,665
REITs-Office Property: 13.93%
12,858	Alexandria Real Estate Equities, Inc.(a)	940,306
24,030	Boston Properties, Inc.(a)	2,522,909
25,800	Brandywine Realty Trust(a)	296,184
36,100	CommonWealth REIT(a)	672,182
20,000	Douglas Emmett, Inc.(a)	456,200
40,000	Government Properties Income Trust	964,400
60,885	Hudson Pacific Properties, Inc.	921,190
25,900	Kilroy Realty Corp.(a)	1,207,199
13,600	Mack-Cali Realty Corp.	391,952
18,801	SL Green Realty Corp.(a)	1,458,017
		9,830,539
REITs-Regional Malls: 9.90%
42,071	General Growth Properties, Inc.(a)	714,786
25,400	Macerich Co.(a)	1,466,850
32,947	Simon Property Group, Inc.(a)	4,799,719
		6,981,355
REITs-Shopping Centers: 9.95%
10,750	Acadia Realty Trust	242,305
23,300	DDR Corp.	340,180
95,361	Excel Trust, Inc.	1,151,961
13,989	Federal Realty Investment Trust(a)	1,353,995
76,200	Kimco Realty Corp.(a)	1,467,612
50,000	Ramco-Gershenson Properties Trust(a)	611,000
55,920	Retail Opportunity Investments Corp.	673,277
1,577	Rouse Properties, Inc.(a)(b)	21,353
10,600	Tanger Factory Outlet Centers, Inc.(a)	315,138
92,700	Westfield Group	847,886
		7,024,707
REITs-Storage: 2.66%
13,600	Public Storage(a)	1,879,112
REITs-Warehouse/Industrial: 7.24%
68,500	First Industrial Realty Trust, Inc.(a)(b)	845,975
13,707	First Potomac Realty Trust	165,718
87,500	Newcastle Investment Corp.	549,500
54,647	ProLogis, Inc.(a)	1,968,385
112,900	STAG Industrial, Inc.	1,576,084
		5,105,662
	Total Common Stocks (Cost $49,149,318)	69,404,673

EXCHANGE-TRADED FUNDS: 0.50%
Exchange-Traded Funds: 0.50%
12,000	ProShares UltraShort Real Estate ETF(b)	354,480
	Total Exchange-Traded Funds (Cost $367,643)	354,480

PREFERRED STOCKS: 17.99%
REITs-Diversified: 3.44%
	CapLease, Inc.
35,000	Series A, 8.125%(a)	866,425
	Cousins Properties, Inc.
25,000	Series A, 7.750%(a)	625,500
	Lexington Realty Trust
38,100	Series D, 7.550%(a)	935,355
		2,427,280
REITs-Hotels: 8.21%
	Ashford Hospitality Trust, Inc.
80,700	Series D, 8.450%(a)	1,956,975
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(a)	1,424,500
	Hersha Hospitality Trust
52,900	Series A, 8.000%	1,356,885
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000%(a)	1,063,015
		5,801,375
REITs-Mortgage: 0.83%
	iStar Financial, Inc.
31,466	Series G, 7.650%(a)	584,638
REITs-Real Estate Management/Services: 0.01%
	Grubb & Ellis Co.
7,000	12.000%(b)(c)(d)	4,900
REITs-Regional Malls: 3.50%
	CBL & Associates Properties, Inc.
50,000	Series C, 7.750%(a)	1,261,500
	Glimcher Realty Trust
48,800	Series G, 8.125%(a)	1,206,336
		2,467,836
REITs-Shopping Centers: 1.25%
	Kite Realty Group Trust
35,000	Series A, 8.250%(a)	878,850
REITs-Warehouse/Industrial: 0.75%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	527,823
	Total Preferred Stocks (Cost $10,592,187)	12,692,702

Principal Amount

CONVERTIBLE CORPORATE BONDS: 1.23%
REITs-Mortgage: 1.23%
	NorthStar Realty Finance LP
875,000	7.500%, 03/15/31(c)	870,625

	Total Convertible Corporate Bonds (Cost $876,868)	870,625

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 1.00%
	Brown Brothers Harriman & Co.-Grand Cayman
3,000	0.030%, due 04/02/12	SGD	2,387
631,191	0.030%, due 04/02/12	USD	631,191
272,706	0.030%, due 04/02/12	HKD	35,117
460,891	0.030%, due 04/02/12	JPY	5,568
	JPMorgan Chase-New York
27,873	0.030%, due 04/02/12	AUD	28,872
	Total Short-Term Bank Debt Instruments (Cost $704,097)		703,135
	Total Investments: 119.10% (Cost $61,690,113)		84,025,615

	Net Other Assets and Liabilities: (19.10)%		(13,476,178)
	Net Assets: 100.00%		$70,549,437

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $50,718,541, representing 71.89% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $875,525, representing 1.24% of net assets.
(d)	Security in default pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Board of Trustees.

Shares
SCHEDULE OF SECURITIES SOLD SHORT
Common Stock
(5,000)	Altisource Portfolio Solutions SA	$(303,200)
(10,000)	BRE Properties, Inc.	(505,500)
(15,000)	CBL & Associates Properties, Inc.	(283,800)
(10,000)	CubeSmart	(119,000)
(15,000)	Family Dollar Stores, Inc.	(949,200)
(50,000)	Hovnanian Enterprises, Inc., Class A	(122,500)
(10,000)	Lennar Corp., Class A	(271,800)
(10,000)	Liberty Property Trust	(357,200)
(20,000)	Marriott International, Inc., Class A	(757,000)
(20,000)	Pennsylvania REIT	(305,400)
(10,000)	Rayonier, Inc.	(440,900)
(5,000)	Realty Income Corp.	(193,650)
(50,000)	Standard Pacific Corp.	(223,000)
(10,000)	Weyerhaeuser Co.	(219,200)
(37,000)	Wyndham Worldwide Corp.	(1,720,870)
Exchange-Traded Funds
(10,000)	SPDR® S&P Homebuilders ETF	(213,300)
	Total Securities Sold Short (Proceeds $5,805,604)	$(6,985,520)

Contracts
SCHEDULE OF OPTIONS WRITTEN
(4)	Boston Properties, Inc., Expires July 2012, Strike Price $120.00 Call	$(180)
(100)	Equity Residential, Expires July 2012, Strike Price $65.00 Call	(13,000)
(100)	Public Storage, Expires June 2012, Strike Price $145.00 Call	(15,000)
(100)	Simon Property Group, Inc., Expires July 2012, Strike Price $149.80 Call	(37,000)
(100)	Simon Property Group, Inc., Expires April 2012, Strike Price $145.00 Call	(27,500)

	Total Options Written (Proceeds $73,097)	$(92,680)

Investment Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poors Depositary Receipts

Currency Abbreviations:

AUD - Australian Dollar

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

March 31, 2012 (Unaudited)
Shares		Value (Note 1)
COMMON STOCKS: 94.88%
Brazil: 7.87%
16,100	BM&F Bovespa SA	$98,693
3,500	BRF - Brasil Foods SA, ADR(a)	70,035
8,300	Cia Paranaense de Energia, Sponsored ADR(a)	195,132
5,850	Itau Unibanco Holding SA, Preferred ADR(a)	112,262
6,600	Vale SA, Sponsored Preferred ADR(a)	149,754
		625,876
Chile: 1.07%
4,200	Corpbanca SA, ADR(a)(b)	85,470
China: 6.70%
195,000	Agricultural Bank of China, Ltd., Class H	83,619
350	China Petroleum & Chemical Corp., ADR(a)	38,052
87,000	China Petroleum & Chemical Corp., Class H	94,780
373,000	Kingsoft Corp., Ltd.	165,713
379,500	Zijin Mining Group Co., Ltd., Class H	150,519
		532,683
Estonia: 1.80%
34,200	Silvano Fashion Group AS, Class A	143,020
Hong Kong: 11.94%
2,600	China Mobile, Ltd., Sponsored ADR(a)	143,208
123,000	First Pacific Co., Ltd.	136,375
15,000	First Pacific Co., Ltd., Sponsored ADR(a)	83,400
140,000	Guangdong Investment, Ltd.	97,533
41,000	Kingboard Chemical Holdings, Ltd.	143,345
308,000	Sino Biopharmaceutical	82,498
85,000	SJM Holdings, Ltd.	172,942
28,000	YGM Trading, Ltd.	90,683
		949,984
India: 0.30%
1,500	Bajaj Holdings and Investment, Ltd., Sponsored GDR(b)	24,001
Indonesia: 13.24%
405,000	PT AKR Corporindo Tbk	190,453
1,340,300	PT Astra Graphia Tbk	155,372
186,000	PT Bank Mandiri Tbk	139,337
245,000	PT Kalbe Farma Tbk	95,117
455,500	PT Media Nusantara Citra Tbk	93,650
105,400	PT Tambang Batubara Bukit Asam Tbk	236,296
4,700	PT Telekomunikasi Indonesia Tbk, Sponsored ADR(a)	142,692
		1,052,917

Italy: 2.32%
12,400	Danieli & Compagnia Officine Meccaniche SpA	184,233
Malaysia: 5.94%
161,700	Eng Kah Corp. Bhd	181,045
104,600	Genting Malaysia Bhd	133,844
60,700	Hartalega Holdings Bhd	157,521
		472,410
Mexico: 3.16%
2,150	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	176,881
32,000	Grupo Bimbo SAB de CV, Series A	74,686
		251,567
Pakistan: 0.35%
2,700	HUB Power Co., Sponsored GDR(b)	27,702
Philippines: 2.28%
335,000	Manila Water Co.	181,018
Poland: 0.98%
7,200	Powszechna Kasa Oszczednosci Bank Polski SA	77,822
Russia: 0.99%
1,300	Lukoil OAO, Sponsored ADR(a)	79,040
Singapore: 2.68%
7,600	China Yuchai International, Ltd.(a)	120,612
22,000	SembCorp Marine, Ltd.	92,407
		213,019
South Africa: 7.79%
3,400	Kumba Iron Ore, Ltd.	233,160
7,500	MTN Group, Ltd.	132,010
13,200	Reunert, Ltd.	120,454
6,400	Santam, Ltd.	134,324
		619,948
Sri Lanka: 0.93%
100,000	Hatton National Bank Plc	73,684
Taiwan: 3.44%
118,234	Chinatrust Financial Holding Co., Ltd.	74,311
165,000	Formosan Rubber Group, Inc.	115,722
32,000	Quanta Computer, Inc.	83,810
		273,843
Thailand: 11.45%
85,500	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	103,237
142,000	Hana Microelectronic Pcl	100,804
3,050,000	Jasmine International Pcl	276,823

25,700	PTT Exploration & Production Pcl	145,370
18,000	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	83,728
130,000	SNC Former Pcl, Non-Voting Depository Receipt	123,258
153,000	Supalai Public Co., Ltd.	77,368
		910,588
Turkey: 8.08%
40,800	Anadolu Hayat Emeklilik AS	88,133
22,000	Aselsan Elektronik Sanayi Ve Ticaret AS	130,842
26,500	Cimsa Cimento Sanayi VE Tica	133,816
11,900	Pinar SUT Mamulleri Sanayii AS	124,188
8,100	Turk Traktor ve Ziraat Makineleri AS(c)	165,427
		642,406
United Kingdom: 1.57%
5,000	Standard Chartered Plc	124,760
	Total Common Stocks (Cost $7,558,232)	7,545,991
PARTICIPATION NOTES: 0.96%
India: 0.96%
1,900	Hero Motocorp, Ltd. (Loan Participation Notes issued by Macquarie Capital (USA), Inc.), expiring 12/10/14(c)	76,651
	Total Participation Notes (Cost $83,570)	76,651
PREFERRED STOCKS: 1.09%
Brazil: 1.09%
2,100	Companhia de Bebidas das Americas, Preferred ADR(a)	86,772

	Total Preferred Stocks (Cost $68,579)	86,772
RIGHTS: 0.01%
Taiwan: 0.01%
5,908	Chinatrust Financial, Rights, Strike Price 16.30 TWD (expiring 04/03/12)(c)	450
	Total Rights (Cost $0)	450

Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.23%
United States: 1.23%
	Federal Home Loan Mortgage Corporation, REMICS
$1,489,735	4.000%, 05/15/26		97,812
	Total Collateralized Mortgage Obligations (Cost $144,732)		97,812

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 5.03%
	Brown Brothers Harriman & Co.-Grand Cayman
399,785	0.030%, due 04/02/12	USD	399,785
14	0.030%, due 04/02/12	ZAR	2
2	0.030%, due 04/02/12	EUR	3
	Total Short-Term Bank Debt Instruments (Cost $399,790)		399,790
	Total Investments: 103.20% (Cost $8,254,903)		8,207,466
	Net Other Assets and Liabilities: (3.20)%		(254,150)
	Net Assets: 100.00%		$7,953,316

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $1,483,310 representing 18.65% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $137,173 representing 1.72% of net assets.
(c)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

ZAR - South African Rand

Portfolio of Investments (Note 1)

Forward Select Income Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 10.99%
REITs-Diversified: 0.95%
145,000	Liberty Property Trust	$5,179,400
70,000	Whitestone REIT, Class B	912,800
690,000	Winthrop Realty Trust(a)	7,997,100
		14,089,300
REITs-Health Care: 3.63%
1,500,000	Medical Properties Trust, Inc.	13,920,000
500,000	OMEGA Healthcare Investors, Inc.(a)	10,630,000
1,775,000	Sabra Health Care REIT, Inc.(a)	29,181,000
		53,731,000
REITs-Hotels: 0.71%
825,000	Chatham Lodging Trust(a)	10,469,250
REITs-Office Property: 2.70%
1,500,000	CommonWealth REIT(a)	27,930,000
150,000	Corporate Office Properties Trust	3,481,500
275,000	Hudson Pacific Properties, Inc.	4,160,750
151,000	Mack-Cali Realty Corp.	4,351,820
		39,924,070
REITs-Shopping Centers: 1.16%
980,000	Excel Trust, Inc.(a)	11,838,400
435,000	Ramco-Gershenson Properties Trust(a)	5,315,700
		17,154,100
REITs-Warehouse/Industrial: 1.84%
1,300,000	STAG Industrial, Inc.(a)	18,148,000
1,200,000	Summit Hotel Properties, Inc.(a)	9,096,000
		27,244,000
	Total Common Stocks (Cost $159,491,208)	162,611,720
EXCHANGE-TRADED FUNDS: 1.70%
Exchange-Traded Funds: 1.70%
850,000	ProShares UltraShort Real Estate(b)	25,109,000
	Total Exchange-Traded Funds (Cost $27,095,585)	25,109,000
CONVERTIBLE PREFERRED STOCKS: 2.06%
REITs-Hotels: 2.06%
	FelCor Lodging Trust, Inc.
1,177,888	Series A, 1.950%(a)	30,507,299
	Total Convertible Preferred Stocks (Cost $26,327,614)	30,507,299

PREFERRED STOCKS: 94.26%
Real Estate Management/Services: 0.01%
	Grubb & Ellis Co.
221,146	12.000%(a)(b)(c)(d)	154,802
Real Estate Operating/Development: 1.21%
	Forest City Enterprises, Inc.
724,723	7.375%(a)	17,922,400
REITs-Apartments: 6.77%
	Apartment Investment & Management Co.
150,000	Series T, 8.000%(a)	3,787,500
1,889,913	Series U, 7.750%(a)	47,436,816
202,308	Series Y, 7.875%(a)	5,114,346
120,000	Series Z, 7.000%	2,976,000
	Campus Crest Communities, Inc.
192,500	Series A, 8.000%	4,908,750
	Equity Residential
361,200	Series K, 8.290%(a)	22,699,181
	Essex Property Trust, Inc.
277,795	Series H, 7.125%(a)	7,193,502
	UMH Properties, Inc.
230,000	Series A, 8.250%(a)	6,037,500
		100,153,595
REITs-Banks: 0.49%
	First Niagara Financial Group, Inc.
262,544	Series B, 8.625%	7,238,338
REITs-Diversified: 13.92%
	CapLease, Inc.
698,000	Series A, 8.125%(a)	17,278,990
	Cousins Properties, Inc.
369,293	Series A, 7.750%	9,239,711
332,989	Series B, 7.500%(a)	8,316,400
	Duke Realty Corp.
455,300	Series L, 6.600%(a)	11,469,007
	DuPont Fabros Technology, Inc.
847,000	Series A, 7.875%(a)	21,920,360
311,600	Series B, 7.625%(a)	7,930,220
	Entertainment Properties Trust
123,700	Series C, 5.750%(a)	2,579,145
154,744	Series D, 7.375%(a)	3,863,958
644,101	Series E, 9.000%(a)	17,938,213
	Lexington Realty Trust
650,930	Series B, 8.050%(a)	16,403,436
303,428	Series C, 6.500%(a)	13,135,398
624,751	Series D, 7.550%(a)	15,337,637
	PS Business Parks, Inc.
529,219	Series P, 6.700%(a)	13,270,166
194,616	Series R, 6.875%(a)	5,028,877
	Vornado Realty LP
656,172	7.875%(a)	18,057,853
	Winthrop Realty Trust
950,000	Series D, 9.250%	24,111,001
		205,880,372

REITs-Health Care: 3.06%
	Cogdell Spencer, Inc.
548,000	Series A, 8.500%(a)	13,878,100
	HCP, Inc.
55,038	Series E, 7.250%(a)	1,380,353
700,000	Series F, 7.100%(a)	17,556,000
	Health Care REIT, Inc.
7,450	Series D, 7.875%(a)	186,399
488,219	Series F, 7.625%(a)	12,205,475
		45,206,327
REITs-Hotels: 16.08%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(a)	5,132,322
1,402,300	Series D, 8.450%(a)	34,005,775
683,000	Series E, 9.000%(a)	17,348,200
	Eagle Hospitality Properties Trust, Inc.
641,300	Series A, 8.250%(a)(b)	2,060,176
	FelCor Lodging Trust, Inc.
1,402,079	Series C, 8.000%(a)	35,612,808
	Hersha Hospitality Trust
493,433	Series A, 8.000%(a)	12,656,556
622,200	Series B, 8.000%(a)	15,387,006
	Hospitality Properties Trust
652,147	Series C, 7.000%(a)	16,381,933
14,701	Series D, 7.125%	370,024
	LaSalle Hotel Properties
105,090	Series D, 7.500%(a)	2,627,250
550,900	Series E, 8.000%(a)	13,888,189
661,018	Series G, 7.250%(a)	16,492,399
120,000	Series H, 7.500%	3,037,200
	Pebblebrook Hotel Trust
344,200	Series A, 7.875%(a)	8,914,780
145,000	Series B, 8.000%(a)	3,619,200
	Sunstone Hotel Investors, Inc.
1,319,097	Series A, 8.000%(a)	32,383,831
727,592	Series D, 8.000%(a)	17,942,419
		237,860,068
REITs-Manufactured Homes: 0.69%
	Equity Lifestyle Properties, Inc.
400,000	Series A, 8.034%(a)	10,180,000
REITs-Mortgage: 6.38%
	Colony Financial, Inc.
800,000	Series A, 8.500%(b)	20,000,000
	iStar Financial, Inc.
490,611	Series D, 8.000%(a)	9,615,976
878,429	Series E, 7.875%(a)	16,479,328
444,666	Series F, 7.800%(a)	8,341,934
697,897	Series G, 7.650%(a)	12,966,926
516,552	Series I, 7.500%(a)	9,814,488
	NorthStar Realty Finance Corp.
133,185	Series A, 8.750%(a)	3,294,997
603,433	Series B, 8.250%(a)	13,939,302
		94,452,951

REITs-Office Property: 11.67%
	Alexandria Real Estate Equities, Inc.
83,178	Series C, 8.375%(a)	2,076,955
102,798	Series D, 7.000%(a)	2,732,371
	BioMed Realty Trust, Inc.
151,251	Series A, 7.375%(a)	3,803,963
	Brandywine Realty Trust
274,150	Series C, 7.500%(a)	6,956,556
123,053	Series D, 7.375%(a)	3,120,009
	CommonWealth REIT
24,500	7.500%	545,125
300,000	Series C, 7.125%(a)	7,434,000
802,502	Series D, 6.500%(a)	17,141,443
185,000	Series E, 7.250%(a)	4,652,750
	Corporate Office Properties Trust
631,950	Series G, 8.000%(a)	15,950,418
15,300	Series H, 7.500%(a)	387,090
96,846	Series J, 7.625%(a)	2,441,488
	Highwoods Properties, Inc.
2,576	Series A, 8.625%	2,942,919
	Hudson Pacific Properties, Inc.
806,200	Series B, 8.375%(a)	21,287,711
	Kilroy Realty Corp.
355,000	Series E, 7.800%(a)	8,986,825
516,649	Series F, 7.500%(a)	13,066,053
	Parkway Properties, Inc.
1,038,200	Series D, 8.000%(a)	26,032,864
	SL Green Realty Corp.
1,197,129	Series C, 7.625%(a)	30,119,765
119,031	Series D, 7.875%(a)	3,021,007
		172,699,312
REITs-Regional Malls: 7.58%
	CBL & Associates Properties, Inc.
310,330	Series C, 7.750%(a)	7,829,626
1,714,109	Series D, 7.375%(a)	42,852,724
	Glimcher Realty Trust
693,693	Series F, 8.750%(a)	17,390,884
1,679,908	Series G, 8.125%(a)	41,527,326
	Taubman Centers, Inc.
100,966	Series H, 7.625%(a)	2,549,392
		112,149,952
REITs-Shopping Centers: 17.12%
	Cedar Realty Trust, Inc.
1,064,073	Series A, 8.875%(a)	26,697,592
	DDR Corp.
850,000	Series H, 7.375%(a)	21,313,750
561,028	Series I, 7.500%(a)	14,042,531
	Excel Trust, Inc.
400,000	Series A, 7.000%(a)(c)	9,375,000
550,000	Series B, 8.125%	13,854,500
	Inland Real Estate Corp.
520,000	Series A, 8.125%(a)	13,306,800
	Kimco Realty Corp.
885,975	Series G, 7.750%(a)	22,503,765
	Kite Realty Group Trust

565,000	Series A, 8.250%(a)	14,187,150
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(a)	12,076,155
	Regency Centers Corp.
10,285	Series C, 7.450%(a)	257,022
226,374	Series D, 7.250%(a)	5,657,086
	Saul Centers, Inc.
662,109	Series A, 8.000%(a)	17,473,057
683,758	Series B, 9.000%(a)	18,273,433
	Urstadt Biddle Properties, Inc.
91,673	Series C, 8.500%(a)	9,659,126
481,400	Series D, 7.500%(a)	12,603,052
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%(a)	5,965,000
1,446,163	Series F, 6.500%(a)	36,197,459
		253,442,478
REITs-Warehouse/Industrial: 9.28%
	First Industrial Realty Trust, Inc.
13,600	Series F, 6.236%	11,645,000
729,000	Series J, 7.250%	17,277,300
138,000	Series K, 7.250%	3,260,940
	First Potomac Realty Trust
501,300	Series A, 7.750%(a)	12,537,513
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(a)	10,978,391
	ProLogis, Inc.
239,400	Series M, 6.750%(a)	5,993,379
323,069	Series O, 7.000%(a)	8,136,493
469,707	Series P, 6.850%(a)	11,815,480
396,380	Series Q, 8.540%(a)	22,853,803
435,165	Series R, 6.750%(a)	10,966,158
302,803	Series S, 6.750%(a)	7,609,439
	STAG Industrial, Inc.
275,000	Series A, 9.000%	7,051,000
	Summit Hotel Properties, Inc.
274,080	Series A, 9.250%	7,117,858
		137,242,754
	Total Preferred Stocks (Cost $1,239,035,686)	1,394,583,349

Principal Amount
CORPORATE BONDS: 6.71%
Real Estate Management/Services: 0.65%
	BR Malls International Finance, Ltd., Gtd. Notes
$9,000,000	8.500%, Perpetual Maturity(a)(c)(e)	9,670,500
Real Estate Operating/Development: 0.77%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
4,585,000	7.625%, 06/01/15(a)	4,550,613
7,143,000	6.500%, 02/01/17(a)	6,767,992
		11,318,605
REITs-Diversified: 0.93%
	DuPont Fabros Technology LP, Gtd. Notes
1,000,000	8.500%, 12/15/17(a)	1,105,000
	Entertainment Properties Trust, Gtd. Notes
12,000,000	7.750%, 07/15/20(a)	12,673,320
		13,778,320

REITs-Health Care: 0.70%
	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes
1,750,000	7.750%, 02/15/19 (a)	1,806,875
	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes
5,000,000	8.125%, 11/01/18(a)	5,325,000
	Senior Housing Properties Trust, Sr. Unsec. Notes
3,000,000	6.750%, 12/15/21	3,187,161
		10,319,036
REITs-Warehouse/Industrial: 1.70%
	First Industrial LP, Sr. Unsec. Notes
8,000,000	5.950%, 05/05/17(a)	7,776,024
19,019,000	7.600%, 07/15/28(a)	17,366,762
		25,142,786
Retail-Toy Store: 1.96%
	Toys R Us Property Co., I Llc, Gtd. Notes
26,355,000	10.750%, 07/15/17 (a)	28,990,500

	Total Corporate Bonds (Cost $93,917,360)	99,219,747
CONVERTIBLE CORPORATE BONDS: 1.15%
REITs-Mortgage: 1.15%
	NorthStar Realty Finance LP
17,125,000	7.500%, 03/15/31(a)(c)	17,039,375
	Total Convertible Corporate Bonds (Cost $17,146,755)	17,039,375

Par Value
SHORT-TERM DEBT INSTRUMENTS: 3.29%
	Brown Brothers Harriman & Co.-Grand Cayman
$48,753,632	0.030%, due 04/02/12	48,753,632
	Total Short-Term Debt Instruments (Cost $48,753,632)	48,753,632
	Total Investments: 120.16% (Cost $1,611,767,840)	1,777,824,122
	Net Other Assets and Liabilities: (20.16)%	(298,268,816)
	Net Assets: 100.00%	$1,479,555,306
Percentages are stated as a percent of net assets.

(a)	Securities or portion of securities are being held as collateral for short sales, written options or the letter of credit. At period end, the aggregate market value of those securities was $1,176,698,736 representing 79.53% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $36,239,677, representing 2.45% of net assets.
(d)	Security in default pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Board of Trustees.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

Gtd. - Guaranteed

REIT - Real Estate Investment Trust

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 90.37%
Consumer Discretionary: 16.84%
10,000	AMC Networks, Inc., Class A(a)	$446,300
25,000	Carter’s, Inc.(a)	1,244,250
33,900	Dana Holding Corp.	525,450
10,000	Domino’s Pizza, Inc.	363,000
22,500	Express, Inc.(a)	562,050
15,000	Finish Line, Inc., Class A	318,300
20,000	GNC Holdings, Inc., Class A	697,800
25,000	Liz Claiborne, Inc.(a)	334,000
15,000	Oxford Industries, Inc.	762,300
20,000	Ruby Tuesday, Inc.(a)	182,600
40,000	Saks, Inc.(a)	464,400
20,000	Select Comfort Corp.(a)	647,800
15,000	Smith & Wesson Holding Corp.(a)	116,250
15,000	Sotheby’s	590,100
10,000	Sturm Ruger & Co., Inc.	491,000
5,000	Warnaco Group, Inc., Class A(a)	292,000
		8,037,600
Consumer Staples: 4.59%
20,000	B&G Foods, Inc.	450,200
10,000	Hain Celestial Group, Inc.(a)	438,100
60,000	Heckmann Corp.(a)	258,600
20,000	National Beverage Corp.(a)	320,800
220,000	Star Scientific, Inc.(a)	721,600
		2,189,300
Energy: 5.40%
5,000	Berry Petroleum Co., Class A	235,650
75,000	Kodiak Oil & Gas Corp.(a)	747,000
35,000	Magnum Hunter Resources Corp.(a)	224,350
20,000	Rex Energy Corp.(a)	213,600
14,900	Rosetta Resources, Inc.(a)	726,524
15,000	Stone Energy Corp.(a)	428,850
		2,575,974
Financials: 13.19%
5,000	Altisource Portfolio Solutions SA(a)	303,200
20,000	Evercore Partners, Inc., Class A	581,400
130,000	RAIT Financial Trust	646,100
12,900	Stifel Financial Corp.(a)	488,136
50,000	Strategic Hotels & Resorts, Inc.(a)	329,000
150,000	Sunstone Hotel Investors, Inc.(a)	1,461,000
22,524	SVB Financial Group(a)	1,449,194
30,000	Texas Capital Bancshares, Inc.(a)	1,038,600
		6,296,630

Health Care: 13.09%
10,000	Cardiovascular Systems, Inc.(a)	92,500
60,000	Endologix, Inc.(a)	879,000
20,000	Exact Sciences Corp.(a)	223,200
15,000	Hi-Tech Pharmacal Co., Inc.(a)	538,950
13,000	Jazz Pharmaceuticals Plc(a)	630,110
532,684	K-V Pharmaceutical Co., Class A(a)	703,143
5,000	Molina Healthcare, Inc.(a)	168,150
30,000	Myriad Genetics, Inc.(a)	709,800
22,700	Owens & Minor, Inc.	690,307
23,000	Questcor Pharmaceuticals, Inc.(a)	865,260
10,000	Salix Pharmaceuticals, Ltd.(a)	525,000
35,000	Sciclone Pharmaceuticals, Inc.(a)	220,850
		6,246,270
Industrials: 12.41%
4,000	Acacia Research Corp.(a)	166,960
25,000	Actuant Corp., Class A	724,750
10,000	Advisory Board Co.(a)	886,200
15,000	Colfax Corp.(a)	528,600
47,153	Commercial Vehicle Group, Inc.(a)	575,738
10,000	Genesee & Wyoming, Inc., Class A(a)	545,800
25,000	Hexcel Corp.(a)	600,250
10,000	Navistar International Corp.(a)	404,500
30,000	Spirit Aerosystems Holdings, Inc., Class A(a)	733,800
20,000	Titan International, Inc.	473,000
10,000	Titan Machinery, Inc.(a)	282,000
		5,921,598
Information Technology: 19.86%
55,000	Cirrus Logic, Inc.(a)	1,309,000
16,000	Cognex Corp.	677,760
15,000	FEI Co.(a)	736,650
20,000	Finisar Corp.(a)	403,000
25,000	Fusion-io, Inc.(a)	710,250
15,000	Heartland Payment Systems, Inc.	432,600
33,000	InvenSense, Inc.(a)	597,300
8,000	Jive Software, Inc.(a)	217,280
30,000	Kenexa Corp.(a)	937,200
40,000	Keynote Systems, Inc.	790,400
10,000	Manhattan Associates, Inc.(a)	475,300
10,000	NetSuite, Inc.(a)	502,900
15,000	SolarWinds, Inc.(a)	579,750
11,600	Sourcefire, Inc.(a)	558,308
20,000	Stamps.com, Inc.(a)	557,600
		9,485,298
Materials: 4.99%
37,500	Coeur d’Alene Mines Corp.(a)	890,250
300,000	Golden Star Resources, Ltd.(a)	558,000
60,000	Hecla Mining Co.	277,200
7,000	Schnitzer Steel Industries, Inc., Class A	279,265
30,000	Stillwater Mining Co.(a)	379,200
		2,383,915
	Total Common Stocks (Cost $38,837,709)	43,136,585

Shares		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 4.19%
2,000,000	Forward U.S. Government Money Fund-Class Z	2,000,000
	Total Affiliated Investment Companies (Cost $2,000,000)	2,000,000

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.33%
	Brown Brothers Harriman & Co.-Grand Cayman
$633,157	0.030%, due 04/02/12	633,157
	Total Short-Term Bank Debt Instruments (Cost $633,157)	633,157
	Total Investments: 95.89% (Cost $41,470,866)	45,769,742
	Net Other Assets and Liabilities: 4.11%	1,961,693	(b)
	Net Assets: 100.00%	$47,731,435

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Russell 2000® Mini Index	Long	50	06/18/12	$4,138,500	$224,634
				$4,138,500	$224,634

Portfolio of Investments (Note 1)

Forward Strategic Alternatives Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 14.64%
177,200	ProShares Ultra Real Estate	$10,949,188
	Total Exchange-Traded Funds (Cost $10,147,854)	10,949,188
Principal Amount
AGENCY PASS-THROUGH SECURITIES: 13.62%
Federal Home Loan Bank (FHLB): 1.63%
	FHLB
$1,100,000	5.250%, 06/18/14	1,216,941
Federal Home Loan Mortgage Corp (FHLMC): 4.15%
	FHLMC
200,000	0.550%, 12/27/13	200,198
500,000	0.570%, 03/05/15	500,113
200,000	0.700%, 11/04/13	200,061
500,000	0.875%, 12/19/14	500,584
500,000	0.920%, 12/12/14	500,686
7,851	1.875%, 12/01/16(a)	7,955
386,789	2.216%, 09/01/35(a)	407,213
535,219	2.641%, 06/01/32(a)	540,053
15,442	2.643%, 10/01/32(a)	15,834
100,710	2.663%, 05/01/31(a)	102,865
128,953	2.901%, 05/01/27(a)	129,928
		3,105,490
Federal National Mortgage Association (FNMA): 7.14%
	FNMA
1,100,000	0.375%, 03/16/15	1,092,564
200,000	0.600%, 12/27/13	200,048
200,000	0.625%, 10/25/13	200,035
157,223	1.382%, 10/01/44(a)	158,329
759,151	2.059%, 05/01/33(a)	790,861
9,370	2.074%, 03/01/34(a)	9,926
26,215	2.090%, 01/01/37(a)	27,727
13,080	2.154%, 08/01/35(a)	13,846
851,605	2.194%, 01/01/35(a)	898,899
489,879	2.198%, 07/01/34(a)	519,383
21,217	2.219%, 03/01/34(a)	22,472
56,753	2.235%, 10/01/27(a)	59,783
292,463	2.290%, 12/01/33(a)	307,963
7,220	2.375%, 11/01/24(a)	7,261
80,579	2.390%, 10/01/32(a)	81,692

76,717	2.410%, 02/01/35(a)	80,904
71,258	2.463%, 07/01/34(a)	75,051
266,662	2.588%, 04/01/35(a)	285,429
87,730	2.592%, 01/01/30(a)	93,592
91,381	2.723%, 12/01/25(a)	97,295
143,234	2.955%, 09/01/31(a)	146,973
137,898	4.320%, 06/01/32(a)	139,163
27,416	6.132%, 09/01/37(a)	29,851
		5,339,047
Government National Mortgage Association (GNMA): 0.70%
	GNMA
162,834	1.625%, 07/20/36(a)	168,354
141,471	1.625%, 07/20/33(a)	146,268
85,655	2.250%, 05/20/37(a)	88,656
116,599	2.375%, 02/20/23(a)	121,043
		524,321
	Total Agency Pass-Through Securities (Cost $10,147,304)	10,185,799
ASSET-BACKED SECURITIES: 0.24%
	AmeriCredit Automobile Receivables Trust, Series 2010-B, Class A2
179,436	1.180%, 05/06/12	179,504
	Total Asset-Backed Securities (Cost $179,471)	179,504
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.93%
Federal Home Loan Mortgage Corp (FHLMC): 0.93%
	FHLMC, REMICS
407,091	4.000%, 08/15/22	421,639
255,139	4.000%, 03/15/26	272,473
		694,112
	Total Collateralized Mortgage Obligations (Cost $690,218)	694,112
CORPORATE BONDS: 21.25%
Basic Materials: 0.56%
	WMC Finance U.S.A., Ltd., Sr. Unsec. Notes
400,000	5.125%, 05/15/13	420,490
Communications: 1.11%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,652
	Verizon New York, Inc., Sr. Unsec. Notes
400,000	7.000%, 05/01/13	423,335
		831,987

Consumer Non-Cyclical: 0.96%
	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
400,000	3.000%, 10/15/12	405,234
	Quest Diagnostics, Inc., Gtd. Notes
200,000	1.324%, 03/24/14(a)	201,766
	WellPoint, Inc., Unsec. Notes
100,000	5.250%, 01/15/16	112,154
		719,154
Financials: 16.30%
	Bank of America Corp., Sr. Unsec. Notes
2,000,000	0.340%, 10/15/12(a)	2,084,896
4,000,000	0.742%, 11/21/12(a)	4,094,032
	Barclays Bank Plc, Sr. Unsec. Notes
1,000,000	0.000%, 10/16/12(b)	1,065,868
1,850,000	0.000%, 09/17/12(b)	1,966,352
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
265,000	6.200%, 09/30/13	287,266
	ING Bank NV, Sr. Notes
500,000	1.885%, 10/18/13(a)(b)	498,675
	Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes
1,000,000	1.027%, 01/15/15(a)	927,514
	MetLife Institutional Funding II, Sec. Notes
350,000	1.481%, 04/04/14(a)(b)	351,451
	SunTrust Bank, Sub. Notes
1,000,000	0.782%, 08/24/15(a)	913,448
		12,189,502
Industrials: 0.69%
	General Electric Co., Sr. Unsec. Notes
400,000	5.000%, 02/01/13	414,656
	Union Pacific Corp., Sr. Unsec. Notes
100,000	5.450%, 01/31/13	103,964
		518,620
Technology: 1.63%
	Dell, Inc., Sr. Unsec. Notes
700,000	1.181%, 04/01/14(a)	704,147
	Hewlett-Packard Co., Sr. Unsec. Notes
500,000	2.950%, 08/15/12	503,603
		1,207,750
	Total Corporate Bonds (Cost $15,580,078)	15,887,503
MUNICIPAL BONDS: 2.70%
Government: 2.03%
	City of Pittsburgh Pennsylvania, General Obligation Unlimited, Taxable Pension, Series B
450,000	6.350%, 03/01/13	466,196
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	302,031

	State of California, Revenue Notes, Series A2
500,000	2.000%, 06/26/12	502,084
	University of California, Taxable, Revenue Bonds, Series AA-1
250,000	0.480%, 07/01/12	250,138
		1,520,449
Revenue Bonds: 0.67%
	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.474%, 06/15/13(a)	500,530
		500,530
	Total Municipal Bonds (Cost $2,015,749)	2,020,979
STRUCTURED NOTES: 18.05%
	BNP Paribas SA, Bank Guaranteed Note Linked to the BNP Millenium Index
14,500,000	0.090%, 10/12/12(a)	13,498,553
	Total Structured Notes (Cost $14,500,000)	13,498,553

Shares
AFFILIATED INVESTMENT COMPANIES: 13.37%
10,000,000	Forward U.S. Government Money Fund-Class Z	10,000,000
	Total Affiliated Investment Companies (Cost $10,000,000)	10,000,000

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 12.20%
	Wells Fargo Bank & Co.- San Francisco
$9,124,394	0.030%, due 04/02/12	9,124,394
	Total Short-Term Bank Debt Instruments (Cost $9,124,394)	9,124,394
	Total Investments: 97.00% (Cost $72,385,068)	72,540,032
	Net Other Assets and Liabilities: 3.00%	2,240,219
	Net Assets: 100.00%	$74,780,251

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,882,346, representing 5.19% of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	23,250,000	$29,451
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	10/26/12	25,000,000	(30,764)
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	10/20/12	23,250,000	622,178
Credit Suisse	Credit Suisse Relative Value Volatility Index	75 Bps	Total Return	01/15/13	5,000,000	13,420
Credit Suisse	Credit Suisse HS Global Style Rotation Equity Index	75 Bps	Total Return	10/08/12	15,250,000	(265,517)
					91,750,000	$368,768

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

REMICs - Real Estate Mortgage Investment Conduits

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

March 31, 2012 (Unaudited)

		Value
Par Value		(Note 1)
SHORT-TERM BANK DEBT INSTRUMENTS: 94.76%
	Bank of Novia Scotia-Toronto
$10,874,078	0.030%, due 04/02/12	$10,874,078
	Royal Bank of Canada-Toronto
16,070,012	0.030%, due 04/02/12	16,070,013
	Total Short-Term Bank Debt Instruments (Cost $26,944,091)	26,944,091
	Total Investments: 94.76% (Cost $26,944,091)	26,944,091
	Net Other Assets and Liabilities: 5.24%	1,490,907	(a)
	Net Assets: 100.00%	$28,434,998

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for future contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Nasdaq 100 E-Mini Future	Long	128	06/18/12	$7,041,920	$240,763
S&P 500® E-Mini Future	Long	249	06/18/12	17,470,463	116,102
				$24,512,383	$356,865

Investment Abbreviations:

S&P - Standard & Poor’s

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

March 31, 2012 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 5.60%
376,097	SPDR® Dow Jones Industrial Average ETF Trust	$49,565,824
	Total Exchange-Traded Funds (Cost $45,413,487)	49,565,824
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 91.17%
	JPMorgan Chase-New York
$307,143,599	0.030%, due 04/02/12	307,143,599
	Royal Bank of Canada-Toronto
75,000,000	0.030%, due 04/02/12	75,000,000
	Wells Fargo Bank & Co.- San Francisco
425,000,000	0.030%, due 04/02/12	425,000,000
	Total Short-Term Bank Debt Instruments (Cost $807,143,599)	807,143,599
	Total Investments: 96.77% (Cost $852,557,086)	856,709,423
	Net Other Assets and Liabilities: 3.23%	28,616,646	(a)
	Net Assets: 100.00%	$885,326,069

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Dow Jones Industrial Average Mini E-CBOT	Long	1,943	06/18/12	$127,674,530	$3,580,463
Nasdaq 100 E-Mini Future	Long	1,623	06/18/12	89,289,345	4,771,214
S&P 500® E-Mini Future	Long	4,450	06/18/12	312,223,125	10,199,958
				$529,187,000	$18,551,635

Investment Abbreviations:

ETF - Exchange Traded Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

March 31, 2012 (Unaudited)

Principal Amount		Value (Note 1)
U.S. AGENCY BONDS: 29.95%
Federal Farm Credit Bank (FFCB): 10.09%
	Federal Farm Credit Bank, Variable Rate
$5,500,000	0.236%, 04/03/12, 03/06/13(a)	$5,501,524
	Federal Farm Credit Bank, Variable Rate
15,000,000	0.300%, 03/31/12, 09/04/12(a)	15,004,530
		20,506,054
Federal Home Loan Bank (FHLB): 16.73%
	Federal Home Loan Bank
10,000,000	0.300%, 10/25/12	10,000,000
	Federal Home Loan Bank
10,000,000	0.330%, 08/08/12	10,000,000
	Federal Home Loan Bank, Variable Rate
14,000,000	0.180%, 03/31/12, 07/18/12(a)	13,997,435
		33,997,435
Federal National Mortgage Association (FNMA): 3.13%
	Federal National Mortgage Association, Variable Rate
2,195,000	0.272%, 04/17/12, 09/17/12(a)	2,195,829
	Federal National Mortgage Association, Variable Rate
4,150,000	0.262%, 04/23/12, 08/23/12(a)	4,151,166
		6,346,995
	Total U.S. Agency Bonds (Cost $60,850,484)	60,850,484
OTHER COMMERCIAL PAPER: 14.74%
	Collateralized Commercial Paper Co., Llc
15,000,000	0.303%, 04/24/12(b)	14,997,250
	Westpac Banking Corp.
15,000,000	0.540%, 11/08/12(b)	14,950,500
	Total Other Commercial Paper (Cost $29,947,750)	29,947,750

REPURCHASE AGREEMENTS: 54.63%
25,000,000	G.X. Clarke & Co., 0.300%, dated 03/31/12 and maturing 04/05/12 with a repurchase amount of $25,000,833, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government, and U.S. Treasury Securities with rates ranging from 0.510% to 10.500% and with maturity dates ranging from 09/01/13 to 03/01/42 with a collateral value of $25,509,604.	25,000,000
25,000,000	G.X. Clarke & Co., 0.220%, dated 03/31/12 and maturing 04/05/12 with a repurchase amount of $25,000,458, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government, and U.S. Treasury Securities with rates ranging from 0.000% to 10.350% and with maturity dates ranging from 05/15/12 to 02/01/42 with a collateral value of $25,503,357.	25,000,000
25,000,000	G.X. Clarke & Co., 0.300%, dated 03/31/12 and maturing 04/04/12 with a repurchase amount of $25,001,042, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government, and U.S. Treasury Securities with rates ranging from 0.625% to 8.000% and with maturity dates ranging from 07/01/12 to 03/01/42 with a collateral value of $25,500,422.	25,000,000
20,000,000	G.X. Clarke & Co., 0.270%, dated 03/31/12 and maturing 04/02/12 with a repurchase amount of $20,001,050, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government, and U.S. Treasury Securities with rates ranging from 0.000% to 11.250% and with maturity dates ranging from 04/15/12 to 08/15/41 with a collateral value of $20,404,096.	20,000,000
16,000,000	G.X. Clarke & Co., 0.200%, dated 03/31/12 and maturing 04/02/12 with a repurchase amount of $16,000,267, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government, and U.S. Treasury Securities with rates ranging from 0.000% to 8.600% and with maturity dates ranging from 05/23/12 to 7/15/36 with a collateral value of $16,242,847.	16,000,000
	Total Repurchase Agreements (Cost $111,000,000)	111,000,000
	Total Investments: 99.32% (Cost $201,798,234)	201,798,234
	Net Other Assets and Liabilities: 0.68%	1,389,831
	Net Assets: 100.00%	$203,188,065

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2012. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Portfolio of Investments (Note 1)

Forward Aggressive Growth Allocation Fund

March 31, 2012 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.07%
517,176	Forward CorePlus Fund - Class Z	53.49%	$14,403,349
38,231	Forward Emerging Markets Fund - Institutional Class	1.55%	418,242
75,175	Forward Extended MarketPlus Fund - Class Z	7.69%	2,070,311
197,371	Forward Frontier Strategy Fund - Class Z	7.73%	2,080,293
428,136	Forward International Equity Fund - Class Z	24.05%	6,473,410
33,399	Forward Select EM Dividend Fund - Institutional Class	2.79%	748,808
66,380	Forward Strategic Alternatives Fund - Class Z	2.77%	746,109
	Total Affiliated Investment Companies (Cost $24,343,734)		26,940,522

Par Value
SHORT- TERM BANK DEBT INSTRUMENTS: 0.12%
	Well Fargo Bank & Co.-San Francisco
$32,089	0.030%, due 04/02/12		32,089
	Total Short- Term Bank Debt Instruments (Cost $32,089)		32,089
	Total Investments: 100.19% (Cost $24,375,823)		26,972,611
	Net Other Assets and Liabilities: (0.19)%		(52,025)
	Net Assets: 100.00%		$26,920,586

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

March 31, 2012 (Unaudited)

			Value
Shares		Allocation	(Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.73%

76,359	Forward Commodity Long/Short Strategy Fund - Class Z	3.47%	$1,975,405
639,661	Forward CorePlus Fund - Class Z	31.27%	17,814,571
142,984	Forward EM Corporate Debt Fund - Institutional Class	2.41%	1,375,504
38,126	Forward Emerging Markets Fund - Institutional Class	0.73%	417,102
70,911	Forward Extended MarketPlus Fund - Class Z	3.43%	1,952,900
208,566	Forward Frontier Strategy Fund - Class Z	3.86%	2,198,284
996,610	Forward High Yield Bond Fund - Class Z	17.51%	9,976,070
696,721	Forward International Dividend Fund - Institutional Class	9.15%	5,211,476
57,258	Forward International Equity Fund - Class Z	1.52%	865,742
872,616	Forward Investment Grade Fixed-Income Fund - Class Z	17.28%	9,843,113
83,168	Forward Managed Futures Strategy Fund - Class Z	3.83%	2,184,000
30,407	Forward Select EM Dividend Fund - Institutional Class	1.20%	681,720
206,513	Forward Strategic Alternatives Fund - Class Z	4.07%	2,321,209
	Total Affiliated Investment Companies (Cost $50,116,991)		56,817,096

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.38%
	Brown Brothers Harriman & Co.-Grand Cayman
$214,688	0.030%, due 04/02/12	214,688
	Total Short-Term Bank Debt Instruments (Cost $214,688)	214,688
	Total Investments: 100.11% (Cost $50,331,679)	57,031,784
	Net Other Assets and Liabilities: (0.11)%	(61,208)
	Net Assets: 100.00%	$56,970,576

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

March 31, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.95%

91,352	Forward Commodity Long/Short Strategy Fund - Class Z	3.49%	$2,363,289
866,315	Forward CorePlus Fund - Class Z	35.62%	24,126,859
134,400	Forward EM Corporate Debt Fund - Institutional Class	1.91%	1,292,925
43,692	Forward Emerging Markets Fund - Institutional Class	0.71%	477,990
89,260	Forward Extended MarketPlus Fund - Class Z	3.63%	2,458,208
261,858	Forward Frontier Strategy Fund - Class Z	4.08%	2,759,989
959,152	Forward High Yield Bond Fund - Class Z	14.18%	9,601,108
1,024,590	Forward International Dividend Fund - Institutional Class	11.31%	7,663,935
56,828	Forward International Equity Fund - Class Z	1.27%	859,246
863,482	Forward Investment Grade Fixed-Income Fund - Class Z	14.37%	9,740,076
95,050	Forward Managed Futures Strategy Fund - Class Z	3.69%	2,496,000
50,166	Forward Select EM Dividend Fund - Institutional Class	1.66%	1,124,712
242,610	Forward Strategic Alternatives Fund - Class Z	4.03%	2,726,935

	Total Affiliated Investment Companies (Cost $62,163,914)		67,691,272

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.15%
	JPMorgan Chase-New York
$100,000	0.030%, due 04/02/12		100,000
	Total Short-Term Bank Debt Instruments (Cost $100,000)		100,000
	Total Investments: 100.10% (Cost $62,263,914)		67,791,272
	Net Other Assets and Liabilities: (0.10)%		(69,993)
	Net Assets: 100.00%		$67,721,279

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

March 31, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.03%

88,966	Forward Commodity Long/Short Strategy Fund - Class Z	3.48%	$2,301,541
1,108,244	Forward CorePlus Fund - Class Z	46.61%	30,864,608
126,296	Forward EM Corporate Debt Fund - Institutional Class	1.84%	1,214,963
32,769	Forward Emerging Markets Fund - Institutional Class	0.54%	358,493
94,663	Forward Extended MarketPlus Fund - Class Z	3.94%	2,607,013
250,299	Forward Frontier Strategy Fund - Class Z	3.99%	2,638,146
804,641	Forward High Yield Bond Fund - Class Z	12.17%	8,054,456
732,418	Forward International Equity Fund - Class Z	16.73%	11,074,159
91,089	Forward Managed Futures Strategy Fund - Class Z	3.61%	2,392,000
92,876	Forward Select EM Dividend Fund - Institutional Class	3.15%	2,082,283
234,093	Forward Strategic Alternatives Fund - Class Z	3.97%	2,631,201
	Total Affiliated Investment Companies (Cost $61,561,017)		66,218,863

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.15%
	Wells Fargo Bank & Co.-San Francisco
$100,000	0.030%, due 04/02/12		100,000
	Total Short-Term Bank Debt Instruments (Cost $100,000)		100,000
	Total Investments:100.18% (Cost $61,661,017)		66,318,863
	Net Other Assets and Liabilities: (0.18)%		(117,143)
	Net Assets: 100.00%		$66,201,720

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

March 31, 2012 (Unaudited)

Shares		Allocation		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.55%
535,632	Forward CorePlus Fund - Class Z	23.08%		$14,917,357
203,581	Forward EM Corporate Debt Fund - Institutional Class	3.03%		1,958,447
49,020	Forward Emerging Markets Fund - Institutional Class	0.83%		536,275
35,532	Forward Extended MarketPlus Fund - Class Z	1.51%		978,543
167,093	Forward Frontier Strategy Fund - Class Z	2.72%		1,761,161
1,280,070	Forward High Yield Bond Fund - Class Z	19.82%		12,813,499
409,836	Forward International Dividend Fund - Institutional Class	4.74%		3,065,574
69,498	Forward International Equity Fund - Class Z	1.63%		1,050,813
1,927,808	Forward Investment Grade Fixed-Income Fund - Class Z	33.65%		21,745,677
25,719	Forward Select EM Dividend Fund - Institutional Class	0.89%		576,609
439,672	Forward Strategic Alternatives Fund - Class Z	7.65%		4,941,909
265	Forward U.S. Government Money Fund - Class Z	0.00	%(a)	265
	Total Affiliated Investment Companies (Cost $61,026,295)			64,346,129

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.84%
	Brown Brothers Harriman & Co.-Grand Cayman
$545,558	0.030%, due 04/02/12			545,558
	Total Short-Term Bank Debt Instruments (Cost $545,558)			545,558
	Total Investments: 100.39% (Cost $61,571,853)			64,891,687
	Net Other Assets and Liabilities: (0.39)%			(250,860)
	Net Assets: 100.00%			$64,640,827

Percentages are stated as a percent of net assets.

(a)	Less than 0.005%.

Portfolio of Investments (Note 1)

Forward Income Allocation Fund

March 31, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 97.11%
84,015	Forward EM Corporate Debt Fund - Institutional Class	4.27%	$808,222
366,843	Forward High Yield Bond Fund - Class Z	19.41%	3,672,103
1,229,697	Forward Investment Grade Fixed-Income Fund - Class Z	73.31%	13,870,979
1,000	Forward Select Income Fund - Institutional Class	0.12%	23,200
	Total Affiliated Investment Companies (Cost $17,812,988)		18,374,504

Par Value
SHORT- TERM BANK DEBT INSTRUMENTS: 4.23%
	Brown Brothers Harriman & Co.-Grand Cayman
$800,905	0.030%, due 04/02/12		800,905
	Total Short- Term Bank Debt Instruments (Cost $800,905)		800,905
	Total Investments: 101.34% (Cost $18,613,893)		19,175,409
	Net Other Assets and Liabilities: (1.34)%		(254,291)
	Net Assets: 100.00%		$18,921,118

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2012

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2012.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing service also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such securities may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLO’S”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or relates index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in Mortgage-Related and Other Asset-Backed Securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. Government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of March 31, 2012, the Forward U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. The other Funds held no repurchase agreements at March 31, 2012.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments. As of March 31, 2012, the Forward Credit Analysis Long/Short Fund, the Forward Endurance Long/Short Fund and the Forward Real Estate Long/Short Fund had securities sold short with a market value of $76,146,858, $770,111 and $6,985,520, respectively. The other Funds held no securities sold short at March 31, 2012.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund invested in structured notes to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2012.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$51,385,496	—	$51,385,496
Asset-Backed Securities(a)	—	1,064,570	—	1,064,570
Collateralized Mortgage Obligations	—	2,467,700	—	2,467,700
Corporate Bonds(a)	—	28,370,351	—	28,370,351
Municipal Bonds	—	5,457,950	—	5,457,950
U.S. Treasury Bonds & Notes	—	28,361,782	—	28,361,782
Short-Term Securities	—	1,999,733	—	1,999,733
Short-Term Bank Debt Instruments	—	39,570,853	—	39,570,853

Total	—	$158,678,435	—	$158,678,435

Forward CorePlus Fund
Agency Pass-Through Securities(a)	—	$31,966,975	—	$31,966,975
Collateralized Mortgage Obligations(a)	—	3,757,763	—	3,757,763
Corporate Bonds(a)	—	29,673,827	—	29,673,827
Foreign Government Obligations(a)	—	104,650	—	104,650
Municipal Bonds	—	8,477,508	—	8,477,508
U.S. Treasury Bonds & Notes	—	19,532,494	—	19,532,494
Short- Term Bank Debt Instruments	—	5,668,853	—	5,668,853

Total	—	$99,182,070	—	$99,182,070

Forward Credit Analysis Long/Short Fund
Preferred Stocks
Diversified Financial Services	$1,822,300	—	—	$1,822,300
Electric	—	$1,498,125	—	1,498,125
Corporate Bonds(a)	—	7,762,747	—	7,762,747
Municipal Bonds(a)	—	291,525,176	—	291,525,176
Short- Term Bank Debt Instruments	—	28,048,162	—	28,048,162

Total	$1,822,300	$328,834,210	—	$330,656,510

Forward EM Corporate Debt Fund
Common Stocks(a)	$1,039,440	—	—	$1,039,440
Foreign Government Obligations(a)	—	$5,093,601	—	5,093,601
Asset-Backed Securities(a)	—	710,731	—	710,731
Convertible Corporate Bonds(a)	—	644,250	—	644,250
Corporate Bonds(a)	—	64,125,784	—	64,125,784
Short-Term Bank Debt Instruments	—	19,717,870	—	19,717,870

Total	$1,039,440	$90,292,236	$—	$91,331,676

Forward Emerging Markets Fund
Common Stocks(a)	$47,249,668	—	—	$47,249,668
Exchange-Traded Funds(a)	205,728	—	—	205,728
Preferred Stocks(a)	3,135,299	—	—	3,135,299
Short-Term Bank Debt Instruments	—	$2,081,137	—	2,081,137
Investments Purchased with Cash Collateral From Securities Loaned	829,879	—	—	829,879

Total	$51,420,574	$2,081,137	—	$53,501,711

Forward Endurance Long/Short Fund
Common Stocks(a)	$3,025,707	—	—	$3,025,707
Purchased Options	850	—	—	850
Short-Term Bank Debt Instruments	—	$999,146	—	999,146

Total	$3,026,557	$999,146	—	$4,025,703

Forward Extended MarketPlus Fund
Agency Pass-Through Securities(a)	—	$32,494,648	—	$32,494,648
Asset-Backed Securities(a)	—	679,706	—	679,706
Collateralized Mortgage Obligations(a)	—	1,989,099	—	1,989,099
Corporate Bonds(a)	—	20,409,848	—	20,409,848
Municipal Bonds	—	2,347,974	—	2,347,974
U.S. Treasury Bonds & Notes	—	15,753,753	—	15,753,753
Short-Term Bank Debt Instruments	—	20,013,890	—	20,013,890

Total	—	$93,688,918	—	$93,688,918

Forward Focus Fund
Common Stocks(a)	$9,089,134	—	—	$9,089,134
Short-Term Bank Debt Instruments	—	$295,276	—	295,276

Total	$9,089,134	$295,276	—	$9,384,410

Forward Frontier Strategy Fund
Common Stocks(a)	$8,725,297	—	—	$8,725,297
Exchange-Traded Funds	1,729,239	—	—	1,729,239
Agency Pass-Through Securities(a)	—	$19,101,969	—	19,101,969
Collateralized Mortgage Obligations(a)	—	3,511,820	—	3,511,820
Corporate Bonds(a)	—	8,114,297	—	8,114,297
Municipal Bonds	—	1,055,851	—	1,055,851
U.S. Treasury Bonds & Notes	—	10,230,259	—	10,230,259
Short-Term Bank Debt Instruments	—	21,836,298	—	21,836,298

Total	$10,454,536	$63,850,494	—	$74,305,030

Forward Global Credit Long/Short Fund
Common Stocks(a)	$146,400	—	—	$146,400
Foreign Government Obligations(a)	—	$288,854	—	288,854
Asset-Backed Securities(a)	—	506,829	—	506,829
Convertible Corporate Bonds(a)	—	214,750	—	214,750
Corporate Bonds(a)	—	3,640,811	—	3,640,811
Short-Term Bank Debt Instruments	—	526,205	—	526,205

Total	$146,400	$5,177,449	—	$5,323,849

Forward Global Infrastructure Fund
Common Stocks(a)	$119,677,087	—	—	$119,677,087
Preferred Stocks(a)	2,309,458	—	—	2,309,458
Short-Term Bank Debt Instruments	—	$1,710,757	—	1,710,757

Total	$121,986,545	$1,710,757	—	$123,697,302

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$148,569,526	—	$148,569,526
Municipal Bonds	—	1,045,870	—	1,045,870
Short-Term Bank Debt Instruments	—	3,088,777	—	3,088,777

Total	—	$152,704,173	—	$152,704,173

Forward International Dividend Fund
Common Stocks(a)	$29,552,240	—	—	$29,552,240
Participation Notes(a)	—	$76,651	—	76,651
Preferred Stocks(a)	503,434	—	—	503,434
Rights(a)	—	555	—	555
Agency Pass-Through Securities(a)	—	167,373	—	167,373
Collateralized Mortgage Obligations(a)	—	476,642	—	476,642
Short-Term Bank Debt Instruments	—	1,632,739	—	1,632,739

Total	$30,055,674	$2,353,960	—	$32,409,634

Forward International Equity Fund
Common Stocks(a)	$29,288,568	—	—	$29,288,568
Preferred Stocks(a)	310,004	—	—	310,004
Short-Term Bank Debt Instruments	—	$312,725	—	312,725
Investments Purchased with Cash Collateral From Securities Loaned	857,105	—	—	857,105

Total	$30,455,677	$312,725	—	$30,768,402

Forward International Real Estate Fund
Common Stocks(a)	$40,023,083	—	—	$40,023,083
Short-Term Bank Debt Instruments	—	$3,171,603	—	3,171,603

Total	$40,023,083	$3,171,603	—	$43,194,686

Forward International Small Companies Fund
Common Stocks(a)	$284,733,504	—	—	$284,733,504
Exchange-Traded Funds	1,007,263	—	—	1,007,263
Preferred Stocks(a)	4,055,193	—	—	4,055,193
Affiliated Investment Companies	10,000,000	—	—	10,000,000
Short-Term Bank Debt Instruments	—	$21,222,650	—	21,222,650
Investments Purchased with Cash Collateral From Securities Loaned	28,333,064	—	—	28,333,064

Total	$328,129,024	$21,222,650	—	$349,351,674

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$3,563,632	—	$3,563,632
Asset-Backed Securities(a)	—	1,132,633	$10,155	1,142,788
Collateralized Mortgage Obligations	—	5,436,202	—	5,436,202
Corporate Bonds
Industrial-Other	—	917,910	59,393	977,303
Other(a)	—	16,693,331	—	16,693,331
Foreign Government Obligations	—	1,055,960	—	1,055,960
Municipal Bonds	—	5,528,884	—	5,528,884
U.S. Government Agency Securities(a)	—	35,038,809	—	35,038,809
Short Term Investments	—	3,895,958	—	3,895,958
Short-Term Bank Debt Instruments	—	212,513	—	212,513

Total	—	$73,475,832	$69,548	$73,545,380

Forward Large Cap Dividend Fund
Corporate Bonds(a)	$13,918,097	—	—	$13,918,097
Convertible Preferred Stocks(a)	315,980	—	—	315,980
Short-Term Bank Debt Instruments	—	$571,411	—	571,411

Total	$14,234,077	$571,411	—	$14,805,488

Forward Managed Futures Strategy Fund
Exchange-Traded Funds	$6,840,170	—	—	$6,840,170
Short-Term Bank Debt Instruments	—	$1,278,246	—	$1,278,246

Total	$6,840,170	1,278,246	—	$8,118,416

Forward Real Estate Fund
Common Stocks(a)	$34,929,357	—	—	$34,929,357
Short-Term Bank Debt Instruments		$386,418	—	386,418

Total	$34,929,357	$386,418	—	$35,315,775

Forward Real Estate Long/Short Fund
Common Stocks(a)	$69,404,673	—	—	$69,404,673
Exchange-Traded Funds	354,480	—	—	354,480
Preferred Stocks
Real Estate Management/Services	—	$4,900	—	4,900
REITs-Diversified	1,560,855	866,425	—	2,427,280
REITs-Hotels	5,801,375	—	—	5,801,375
REITs-Mortgage	584,638	—	—	584,638
REITs-Regional Malls	2,467,836	—	—	2,467,836
REITs-Shopping Centers	878,850	—	—	878,850
REITs-Warehouse/Industrial	527,823	—	—	527,823
Convertible Corporate Bonds(a)	—	870,625	—	870,625
Short-Term Bank Debt Instruments	—	703,135	—	703,135

Total	$81,580,530	$2,445,085	—	$84,025,615

Forward Select EM Dividend Fund
Common Stocks(a)	$7,545,991	—	—	$7,545,991
Participation Notes(a)	—	$76,651	—	76,651
Preferred Stocks(a)	86,772	—	—	86,772
Rights(a)	—	450	—	450
Collateralized Mortgage Obligations(a)	—	97,812	—	97,812
Short-Term Bank Debt Instruments	—	399,790	—	399,790

Total	$7,632,763	$574,703	—	$8,207,466

Forward Select Income Fund
Common Stocks(a)	$162,611,720	—	—	$162,611,720
Exchange-Traded Funds	25,109,000	—	—	25,109,000
Convertible Preferred Stocks(a)	30,507,299	—	—	30,507,299
Preferred Stocks
Real Estate Management/Services	—	$154,802	—	154,802
Real Estate Operating/Development	17,922,400	—	—	17,922,400
REITs-Apartments	77,454,414	22,699,181	—	100,153,595
REITs-Banks	7,238,338	—	—	7,238,338
REITs-Diversified	205,880,372	—	—	205,880,372
REITs-Health Care	45,206,327	—	—	45,206,327
REITs-Hotels	235,799,892	2,060,176	—	237,860,068
REITs-Manufactured Homes	10,180,000	—	—	10,180,000
REITs-Mortgage	94,452,951	—	—	94,452,951
REITs-Office Property	169,756,393	2,942,919	—	172,699,312
REITs-Regional Malls	112,149,952	—	—	112,149,952
REITs-Shopping Centers	244,067,478	9,375,000	—	253,442,478
REITs-Warehouse/Industrial	125,597,754	11,645,000	—	137,242,754
Corporate Bonds(a)	—	99,219,747	—	99,219,747
Convertible Corporate Bonds(a)	—	17,039,375	—	17,039,375
Short-Term Debt Instruments	—	48,753,632	—	48,753,632

Total	$1,563,934,290	$213,889,832	—	$1,777,824,122

Forward Small Cap Equity Fund
Common Stocks(a)	$43,136,585	—	—	$43,136,585
Affiliated Investment Companies	$2,000,000			$2,000,000
Short-Term Bank Debt Instruments	—	$633,157	—	633,157

Total	$45,136,585	$633,157	—	$45,769,742

Forward Strategic Alternatives Fund
Exchange-Traded Funds	$10,949,188	—	—	$10,949,188
Agency Pass-Through Securities(a)	—	$10,185,799	—	10,185,799
Asset-Backed Securities	—	179,504	—	179,504
Collateralized Mortgage Obligations(a)	—	694,112	—	694,112
Corporate Bonds(a)	—	15,887,503	—	15,887,503
Municipal Bonds	—	2,020,979	—	2,020,979
Structured Notes	—	13,498,553	—	13,498,553
Affiliated Investment Companies	—	10,000,000	—	10,000,000
Short-Term Bank Debt Instruments	—	9,124,394	—	9,124,394

Total	$10,949,188	$61,590,844	—	$72,540,032

Forward Tactical Enhanced Fund
Short-Term Bank Debt Instruments	—	$26,944,091	—	$26,944,091

Total	—	$26,944,091	—	$26,944,091

Forward Tactical Growth Fund
Exchange-Traded Funds	$49,565,824	—	—	$49,565,824
Short-Term Bank Debt Instruments	—	$807,143,599	—	807,143,599

Total	$49,565,824	$807,143,599	—	$856,709,423

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$60,850,484	—	$60,850,484
Other Commercial Paper	—	29,947,750	—	29,947,750
Repurchase Agreements	—	111,000,000	—	111,000,000

Total	—	$201,798,234	—	$201,798,234

Forward Aggressive Growth Allocation Fund
Affiliated Investment Companies	$26,940,522	—	—	$26,940,522
Short- Term Bank Debt Instruments	—	$32,089	—	32,089

Total	$26,940,522	$32,089	—	$26,972,611

Forward Balanced Allocation Fund
Affiliated Investment Companies	$56,817,096	—	—	$56,817,096
Short-Term Bank Debt Instruments	—	$214,688	—	214,688

Total	$56,817,096	$214,688	—	$57,031,784

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$67,691,272	—	—	$67,691,272
Short- Term Bank Debt Instruments	—	$100,000	—	100,000

Total	$67,691,272	$100,000	—	$67,791,272

Forward Growth Allocation Fund
Affiliated Investment Companies	$66,218,863	—	—	$66,218,863
Short- Term Bank Debt Instruments	—	$100,000	—	100,000

Total	$66,218,863	$100,000	—	$66,318,863

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$64,346,129	—	—	$64,346,129
Short-Term Bank Debt Instruments	—	$545,558	—	545,558

Total	$64,346,129	$545,558	—	$64,891,687

Forward Income Allocation Fund
Affiliated Investment Companies	$18,374,504	—	—	$18,374,504
Short- Term Bank Debt Instruments	—	$800,905	—	800,905

Total	$18,374,504	$800,905	—	$19,175,409

(a)	For detailed descriptions of sector, industry, country, or state, see the accompanying Portfolio of Investments

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

OTHER FINANCIAL INSTRUMENTS (a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$3,362,000	—	$3,362,000

Total	—	$3,362,000	—	$3,362,000

Forward CorePlus Fund
Assets
Total Return Swap Contracts	—	$21,991,069	—	$21,991,069
Liabilities
Total Return Swap Contracts	—	(127,890)	—	(127,890)

Total	—	$21,863,179	—	$21,863,179

Forward Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(8,930,357)	—	$(8,930,357)
U.S. Treasury Bonds & Notes	—	(67,216,501)	—	(67,216,501)

Total	—	$(76,146,858)	—	$(76,146,858)

Forward EM Corporate Debt Fund
Assets
Credit Default Swap Contracts	—	$78,204	—	$78,204
Liabilities
Credit Default Swap Contracts	—	(124,562)	—	(124,562)

Total	—	$(46,358)	—	$(46,358)

Forward Emerging Markets Fund
Liabilities
Futures Contracts	$(56,986)	—	—	$(56,986)

Total	$(56,986)	—	—	$(56,986)

Forward Endurance Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(770,111)	—	—	$(770,111)

Total	$(770,111)	—	—	$(770,111)

Forward Extended MarketPlus Fund
Assets
Total Return Swap Contracts	—	$20,363,812	—	$20,363,812
Liabilities
Total Return Swap Contracts	—	(141,606)	—	(141,606)

Total	—	$20,222,206	—	$20,222,206

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$547,271	—	$547,271
Liabilities
Total Return Swap Contracts	—	(105,897)	—	(105,897)

Total	—	$441,374	—	$441,374

Forward Global Credit Long/Short Fund
Assets
Credit Default Swap Contracts	—	$15,641	—	$15,641
Liabilities
Credit Default Swap Contracts	—	(81,183)	—	(81,183)

Total	—	$(65,542)	—	$(65,542)

Forward Global Infrastructure Fund
Liabilities
Options Written	$(114,400)	—	—	$(114,400)

Total	$(114,400)	—	—	$(114,400)

Forward International Small Companies Fund
Liabilities
Total Return Swap Contracts	—	$(168,650)	—	$(168,650)

Total	—	$(168,650)	—	$(168,650)

Forward Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$11,531,565	—	$11,531,565
Liabilities
Futures Contracts	$(49,081)	—	—	(49,081)
TBA Purchase Commitments	—	$(8,404,377)	—	(8,404,377)

Total	$(49,081)	$3,127,188	—	$3,078,107

Forward Managed Futures Strategy Fund
Assets
Total Return Swap Contracts	—	$303,465	—	$303,465

Total	—	$303,465	—	$303,465

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(6,772,220)	—	—	$(6,772,220)
Exchange-Traded Funds	(213,300)	—	—	(213,300)
Options Written	(92,680)	—	—	(92,680)

Total	$(7,078,200)	—	—	$(7,078,200)

Forward Small Cap Equity Fund
Assets
Futures Contracts	$224,634	—	—	$224,634

Total	$224,634	—	—	$224,634

Forward Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$665,049	—	$665,049
Liabilities
Total Return Swap Contracts	—	(296,281)	—	(296,281)

Total	—	$368,768	—	$368,768

Forward Tactical Enhanced Fund
Assets
Futures Contracts	$356,865	—	—	$356,865

Total	$356,865	—	—	$356,865

Forward Tactical Growth Fund
Assets
Futures Contracts	$18,551,635	—	—	$18,551,635

Total	$18,551,635	—	—	$18,551,635

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, TBA purchase and sale commitments, swap contracts, currency contracts, futures and forward contracts.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward Investment Grade Fixed-Income Fund	Collateralized Mortgage Obligations	Corporate Bonds
Balance as of December 31, 2011	$10,250	$59,527
Accrued discounts/premiums	—	16,127
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(95)	(16,261)
Net purchase/(sales)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of March 31, 2012	$10,155	$59,393

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2012	$(95)	$(16,261)

For the three months ended March 31, 2012, the other Funds did not have transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds recognize transfers between the levels as of the beginning of the annual period in which the transfer occurred. During the three months ended March 31, 2012 there were no transfers between Level 1 and Level 2 securities.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: Certain Funds invest in foreign currency exchange contracts, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2012, the Forward Emerging Markets Fund, the Forward Investment Grade Fixed-Income Fund, the Forward Small Cap Equity Fund, the Forward Tactical Enhanced Fund and the Forward Tactical Growth Fund held futures contracts outstanding with an unrealized gain/(loss) of $(56,986), $(49,081), $224,634, $356,865 and $18,551,635, respectively. The other Funds held no futures contracts at March 31, 2012.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of March 31, 2012, the Forward Global Infrastructure Fund and the Forward Real Estate Long/Short Fund held written options with a market value of $(114,400) and $(92,680), respectively. As of March 31, 2012 The Forward Endurance Long/Short Fund held purchased options with a market value of $850. The other Funds held no purchased or written options at March 31, 2012.

Written option activity for the three months ended March 31, 2012 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Forward Endurance Long/Short Fund	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	0	$—	0	$—

Options written	3	$(1,537)	(23)	$2,488
Options exercised or closed	(2)	$938	23	$(2,488)
Options expired	(1)	$599	0	$—

Outstanding, March 31, 2012	0	$—	0	$—

Forward Global Infrastructure Fund

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	0	$—

Options written	1,000	$(141,269)
Options exercised or closed	0	$—
Options expired	0	$—

Outstanding, March 31, 2012	1,000	$(141,269)

Forward Real Estate Long/Short Fund

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	500	$(113,492)

Options written	304	$(54,200)
Options exercised or closed	(210)	$41,486
Options expired	(190)	$53,109

Outstanding, March 31, 2012	404	$(73,097)

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the three months ended March 31, 2012, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward EM Corporate Debt Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund, the Forward Global Credit Long/Short Fund, the Forward International Small Companies Fund and the Forward Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of March 31, 2012, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward EM Corporate Debt Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund, the Forward Global Credit Long/Short Fund, the Forward International Small Companies Fund and the Forward Strategic Alternatives Fund held swap agreements outstanding with an unrealized gain/(loss) of $3,362,000, $21,863,179, $(46,358), $20,222,206, $441,374, $(65,542), $(168,650) and $368,768, respectively. The other Funds held no swap agreements at March 31, 2012.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk; however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of March 31, 2012, the Funds held no warrants.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gain/(loss) from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of March 31, 2012, the Forward Emerging Markets Fund, the Forward International Equity Fund and the Forward International Small Companies Fund had securities on loan valued at $791,297, $822,006 and $26,780,132 respectively, and received cash collateral with a value of $829,879, $857,105 and $28,333,064, respectively. The other Funds had no securities on loan at March 31, 2012.

Leverage: The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Real Estate Long/Short Fund and the Forward Select Income Fund also maintain separate lines of credit with Bank of America Merrill Lynch. Borrowing under this agreement, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund are charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum and interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR. If the one-month LIBOR is unavailable, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund are charged interest of 1.50% per annum above the Federal Funds rate.

The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund have pledged a portion of their investment securities as the collateral for their lines of credit. As of March 31, 2012, the market value of the investment securities pledged as collateral totaled $31,597,121, $1,483,310 and $363,334,048, respectively and the borrowed amounts on the lines of credit are $14,010,091, $400,595 and $312,679,330, respectively.

Investment in Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. Forward Management is the Investment Advisor (“Advisor”) for the U.S. Government Money Fund. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Funds that invested in the U.S. Government Money Fund - Class Z shares during the three months ended March 31, 2012 were as follows:

FUND	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 03/31/12	INCOME
Forward Extended MarketPlus Fund	—	$10,000,000	$(10,000,000)	—	—	$16
Forward International Small Companies Fund	—	10,000,000	—	10,000,000	$10,000,000	124
Forward Small Cap Equity Fund	—	2,000,000	—	2,000,000	2,000,000	2
Forward Strategic Alternatives Fund	—	10,000,000	—	10,000,000	10,000,000	25

Total					$22,000,000	$167

During the three months ended March 31, 2012, the Advisor waived fees and/or reimbursed the following Funds for U.S. Government Money Fund management fees:

FUND	INCOME
Forward Extended MarketPlus Fund	$44
Forward International Small Companies Fund	67
Forward Small Cap Equity Fund	9
Forward Strategic Alternatives Fund	67

$187

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund (the “Funds”) seek exposure to commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. and the Forward Managed Futures Strategy (Cayman) Fund Ltd., respectively, which are separate wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands (the “Subsidiaries”). Forward Management acts as investment advisor to the Funds and the investment advisor to both Subsidiaries. Each Fund is the sole shareholder of each respective Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in the Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011 respectively, as wholly-owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets and liabilities, income and expenses of the portfolios are consolidated in the Portfolio of Investments of the Funds. As of March 31, 2012, net assets of the Funds were $171,141,651 and $10,225,810, respectively, of which $39,865,823 and $2,332,392, or 23.29% and 22.81%, respectively, are represented in the Funds’ ownership of all issued shares and voting rights of the Subsidiaries.

2. Tax Basis Information

Tax Basis of Investments: As of March 31, 2012, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Commodity Long/Short Strategy Fund	$158,719,919	$1,601,579	$(1,643,063)	$(41,484)
Forward CorePlus Fund	98,519,159	1,057,432	(394,521)	662,911
Forward Credit Analysis Long/Short Fund	317,301,658	16,914,807	(3,559,955)	13,354,852
Forward EM Corporate Debt Fund	91,773,095	685,423	(1,126,842)	(441,419)
Forward Emerging Markets Fund	48,556,307	6,726,857	(1,781,453)	4,945,404
Forward Endurance Long/Short Fund	3,866,987	185,448	(26,732)	158,716
Forward ExtendedMarket Plus Fund	93,146,773	674,943	(132,798)	542,145
Forward Focus Fund	7,874,110	1,668,381	(158,081)	1,510,300
Forward Frontier Strategy Fund	75,865,858	836,639	(2,397,467)	(1,560,828)
Forward Global Credit Long/Short Fund	5,374,364	241,950	(292,465)	(50,515)
Forward Global Infrastructure Fund	113,320,874	16,884,030	(6,507,602)	10,376,428
Forward High Yield Bond Fund	149,239,901	5,194,680	(1,730,408)	3,464,272
Forward International Dividend Fund	30,919,411	2,309,468	(819,245)	1,490,223
Forward International Equity Fund	25,261,955	6,143,742	(637,295)	5,506,447
Forward International Real Estate Fund	42,253,783	1,981,652	(1,040,749)	940,903
Forward International Small Companies Fund	307,533,114	55,909,567	(14,091,007)	41,818,560
Forward Investment Grade Fixed-Income Fund	79,592,016	3,501,178	(9,547,814)	(6,046,636)
Forward Large Cap Dividend Fund	11,953,803	2,885,543	(33,858)	2,851,685
Forward Managed Futures Strategy Fund	8,123,635	8,204	(13,423)	(5,219)
Forward Real Estate Fund	23,585,117	12,015,612	(284,954)	11,730,658
Forward Real Estate Long/Short Fund	67,080,707	18,731,479	(1,786,571)	16,944,908
Forward Select EM Dividend Fund	8,256,330	677,900	(726,764)	(48,864)
Forward Select Income Fund	1,613,089,103	190,623,430	(25,888,411)	164,735,019
Forward Small Cap Equity Fund	41,703,026	6,319,692	(2,252,976)	4,066,716
Forward Strategic Alternatives Fund	72,385,068	1,558,520	(1,403,556)	154,964
Forward Tactical Enhanced Fund	26,944,091	11,590	(11,590)	—
Forward Tactical Growth Fund	852,557,086	4,152,337	—	4,152,337
Forward U.S. Government Money Fund	201,798,234	—	—	—

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	$25,007,077	$2,551,361	$(585,827)	$1,965,534
Forward Balanced Allocation Fund	50,436,213	7,274,791	(679,220)	6,595,571
Forward Growth & Income Allocation Fund	63,423,271	5,278,795	(910,794)	4,368,001
Forward Growth Allocation Fund	63,376,479	4,908,134	(1,965,750)	2,942,384
Forward Income & Growth Allocation Fund	62,004,804	4,052,194	(1,165,311)	2,886,883
Forward Income Allocation Fund	18,710,165	658,894	(193,650)	465,244

Capital Losses: As of December 31, 2011 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

FUND	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN
	2013	2014	2015	2016	2017	2018
Forward CorePlus Fund(a)	—	—	—	$22,724,959	$15,450,270	—
Forward EM Corporate Debt Fund	—	—	—	—	51,786	—
Forward Extended MarketPlus Fund	—	—	—	—	18,964,145	—
Forward Global Infrastructure Fund	—	—	—	17,343,175	30,182,432	$24,061,967
Forward High Yield Bond Fund	—	—	—	1,992,838	834,501	—
Forward International Dividend Fund(a)	—	—	—	—	2,145,728	—
Forward International Equity Fund	—	—	—	8,181,882	68,399,407	—
Forward International Real Estate Fund(a)	—	—	$2,652,205	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	—	—	53,537,057	179,253,577	—
Forward Investment Grade Fixed-Income Fund(a)	$744,945	$739,784	405,644	1,874,984	—	7,105,148
Forward Large Cap Dividend Fund	—	—	—	—	1,991,875	—
Forward Real Estate Fund(a)	—	—	—	2,808,332	2,874,685	—
Forward Real Estate Long/Short Fund	—	—	—	76,336,564	107,182,629	—
Forward Select Income Fund	—	—	—	107,719,778	29,414,885	—
Forward Small Cap Equity Fund(a)	—	—	—	5,901,099	33,010,654	—
Forward Strategic Alternatives Fund	—	—	—	—	—	10,496,197
Forward U.S. Government Money Fund	—	—	—	—	12,772	—

Allocation Funds

Forward Income Allocation Fund	—	$52,769	$90,492	$207,103	$32,036	—

Capital Loss carryovers used during the period ended December 31, 2011, were:

FUND	AMOUNT
Forward CorePlus Fund	$5,872,376
Forward Global Infrastructure Fund	5,600,926
Forward International Dividend Fund	138,342
Forward International Equity Fund	5,510,675
Forward International Small Companies Fund	26,017,030
Forward Investment Grade Fixed-Income Fund	2,001,188
Forward Large Cap Dividend Fund	1,073,133
Forward Real Estate Fund	4,290,736
Forward Real Estate Long/Short Fund	8,156,950
Forward Select Income Fund	32,982,539
Forward Small Cap Equity Fund	87,837,201
Forward Strategic Alternatives Fund	3,437,250
Forward Tactical Growth Fund	12,850,175
Forward U.S. Government Money Fund	2,081

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Post-Enactment Capital Losses*

Capital Losses deferred to next year were as follows:

FUND	SHORT-TERM	LONG-TERM
Forward Commodity Long/Short Strategy Fund	$189,548	—
Forward Credit Analysis Long/Short Fund	4,012,901	—
Forward EM Corporate Debt Fund	650,651	—
Forward Extended MarketPlus Fund	9,251,037	$1,153,615
Forward Frontier Strategy Fund	1,523,632	—
Forward High Yield Bond Fund	155,907	—
Forward International Real Estate Fund	2,054,996	686,257
Forward Select EM Dividend Fund	1,392,047	315,541

Allocation Funds
Forward Aggressive Growth Allocation Fund	$1,017,293	$4,791,565
Forward Balanced Allocation Fund	2,505,651	7,197,882
Forward Growth & Income Allocation Fund	1,914,920	7,437,138
Forward Growth Allocation Fund	2,073,756	7,788,700
Forward Income & Growth Allocation Fund	1,593,215	474,545
Forward Income Allocation Fund	24,526	335,697

The Fund Elects to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011-Decmber 31, 2011 in the amount of:

FUND	AMOUNT
Forward Commodity Long/Short Strategy Fund	$88,163
Forward Credit Analysis Long/Short Fund	731,596
Forward EM Corporate Debt Fund	225,535
Forward Emerging Markets Fund	3,934,394
Forward Extended MarketPlus Fund	299,673
Forward Frontier Strategy Fund	288,073
Forward Global Infrastructure Fund	1,707,676
Forward High Yield Bond Fund	1,000,860
Forward International Dividend Fund	123,077
Forward International Equity Fund	268,725
Forward International Real Estate Fund	1,297,428
Forward International Small Companies Fund	15,826,107
Forward Large Cap Dividend Fund	15,076
Forward Real Estate Fund	28,420
Forward Real Estate Long/Short Fund	106,219
Forward Select EM Dividend Fund	305,571
Forward Select Income Fund	544,956
Forward Small Cap Equity Fund	1,837,718
Forward Strategic Alternatives Fund	56,265
Forward Tactical Enhanced Fund	1,116,617
Forward Tactical Growth Fund	24,720,243

Allocation Funds
Forward Aggressive Growth Allocation Fund	$26,170
Forward Balanced Allocation Fund	15,611
Forward Growth & Income Allocation Fund	25,272
Forward Growth Allocation Fund	71,086
Forward Income Allocation Fund	210,779

The Fund elects to defer to the period ending December 31, 2012, late year ordinary losses recognized during the period November 1, 2011-December 31, 2011 in the amount of:

FUND	AMOUNT
Forward EM Corporate Debt Fund	$6,932
Forward Emerging Markets Fund	152,135
Forward International Dividend Fund	2,175
Forward International Real Estate Fund	84,453
Forward International Small Companies Fund	935,700
Forward Select EM Dividend Fund	597

*	Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

(a)	Subject to limitations under §382 of the Code.

3. Affiliated Companies: Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated investment companies for the year ending March 31, 2012 were as follows:

Forward Aggressive Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	548,506	24,326	(55,656)	517,176	$14,403,349	—	$(8,566)
Forward Extended MarketPlus Fund	79,167	3,689	(7,681)	75,175	2,070,311	—	7,680
Forward Frontier Strategy Fund	187,529	9,842	—	197,371	2,080,293	—	—
Forward International Equity Fund	455,798	—	(27,662)	428,136	6,473,410	—	(28,627)
Forward Strategic Alternatives Fund	57,305	9,075	—	66,380	746,109	—	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	38,231	—	—	38,231	418,242	—	—
Forward Select EM Dividend Fund	33,399	—	—	33,399	748,808	$4,963	—

Total					$26,940,522	$4,963	$(29,513)

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	132,015	—	(55,656)	76,359	$1,975,405	—	$55,398
Forward CorePlus Fund	796,188	37,425	(193,952)	639,661	17,814,571	—	73,724
Forward Extended MarketPlus Fund	91,207	—	(20,296)	70,911	1,952,900	—	225,331
Forward Frontier Strategy Fund	322,962	—	(114,396)	208,566	2,198,284	—	(104,142)
Forward High Yield Bond Fund	1,192,594	60,181	(256,165)	996,610	9,976,070	$181,708	(54,584)
Forward International Equity Fund	487,385	—	(430,127)	57,258	865,742	—	(96,335)
Forward Investment Grade Fixed-Income Fund	1,020,955	70,608	(218,947)	872,616	9,843,113	76,870	105,572
Forward Managed Futures Strategy Fund	—	83,168	—	83,168	2,184,000	—	—
Forward Strategic Alternatives Fund	294,379	9,074	(96,940)	206,513	2,321,209	—	61,340
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	153,645	—	(10,661)	142,984	1,375,504	5,566	(26,546)
Forward Emerging Markets Fund	38,126	—	—	38,126	417,102	—	—
Forward International Dividend Fund	—	696,721	—	696,721	5,211,476	28,039	—
Forward Select EM Dividend Fund	30,407	—	—	30,407	681,720	4,518	—

Total					$56,817,096	$296,701	$239,758

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	139,697	—	(48,345)	91,352	$2,363,289	—	$38,001
Forward CorePlus Fund	979,308	52,395	(165,388)	866,315	24,126,859	—	(40,208)
Forward Extended MarketPlus Fund	97,243	7,377	(15,360)	89,260	2,458,208	—	165,745
Forward Frontier Strategy Fund	366,276	19,685	(124,103)	261,858	2,759,989	—	(143,676)
Forward High Yield Bond Fund	1,009,944	70,211	(121,003)	959,152	9,601,108	$172,248	(45,125)
Forward International Equity Fund	604,557	—	(547,729)	56,828	859,246	—	(846,735)
Forward Investment Grade Fixed-Income Fund	906,228	79,435	(122,181)	863,482	9,740,076	75,238	20,034
Forward Managed Futures Strategy Fund	—	95,050	—	95,050	2,496,000	—	—
Forward Strategic Alternatives Fund	334,919	18,148	(110,457)	242,610	2,726,935	—	(160,836)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	134,400	—	—	134,400	1,292,925	5,232	—
Forward Emerging Markets Fund	43,692	—	—	43,692	477,990	—	—
Forward International Dividend Fund	—	1,024,590	—	1,024,590	7,663,935	41,234	—
Forward Select EM Dividend Fund	50,166	—	—	50,166	1,124,712	7,454	—

Total					$67,691,272	$301,406	$(1,012,800)

Forward Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	127,759	—	(38,793)	88,966	$2,301,541	—	$(14,065)
Forward CorePlus Fund	1,235,838	24,326	(151,920)	1,108,244	30,864,608	—	(12,087)
Forward Extended MarketPlus Fund	113,864	—	(19,201)	94,663	2,607,013	—	207,181
Forward Frontier Strategy Fund	324,615	9,843	(84,159)	250,299	2,638,146	—	27,377
Forward High Yield Bond Fund	825,007	30,090	(50,456)	804,641	8,054,456	$142,520	(72,856)
Forward International Equity Fund	808,281	—	(75,863)	732,418	11,074,159	—	(665,347)
Forward Managed Futures Strategy Fund	—	91,089	—	91,089	2,392,000	—	—
Forward Strategic Alternatives Fund	307,885	9,074	(82,866)	234,093	2,631,201	—	(120,920)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	126,296	—	—	126,296	1,214,963	4,916	—
Forward Emerging Markets Fund	32,769	—	—	32,769	358,493	—	—
Forward Select EM Dividend Fund	92,876	—	—	92,876	2,082,283	13,801	—

Total					$66,218,863	$161,237	$(650,717)

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	584,323	—	(48,691)	535,632	$14,917,357	—	$(22,302)
Forward Extended MarketPlus Fund	43,320	—	(7,788)	35,532	978,543	—	5,297
Forward Frontier Strategy Fund	167,093	—	—	167,093	1,761,161	—	—
Forward High Yield Bond Fund	1,320,680	—	(40,610)	1,280,070	12,813,499	$225,428	(10,693)
Forward International Equity Fund	289,446	—	(219,948)	69,498	1,050,813	—	(217,437)
Forward Investment Grade Fixed-Income Fund	1,997,758	—	(69,950)	1,927,808	21,745,677	164,466	10,966
Forward Strategic Alternatives Fund	458,122	—	(18,450)	439,672	4,941,909	—	(26,015)
Forward U.S. Government Money Fund	265	—	—	265	265	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	203,581	—	—	203,581	1,958,447	7,925	—
Forward Emerging Markets Fund	49,020	—	—	49,020	536,275	—	—
Forward International Dividend	—	409,836	—	409,836	3,065,574	16,493	—
Forward Select EM Dividend Fund	10,673	15,046	—	25,719	576,609	3,822	—

Total					$64,346,129	$418,134	$(260,184)

Forward Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 3/31/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	412,842	—	(45,999)	366,843	$3,672,103	$64,741	$(9,421)
Forward Investment Grade Fixed-Income Fund	1,335,963	35,304	(141,570)	1,229,697	13,870,979	103,977	3,083
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	84,015	—	—	84,015	808,222	3,270	—
Forward Select Income Fund	—	1,000	—	1,000	23,200	—	—

Total					$18,374,504	$171,988	$(6,338)

4. Subsequent Events

Liquidation of the Forward International Equity Fund: On March 28, 2012, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward International Equity Fund (the “Fund”), a series of the Trust. The Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or around April 30, 2012 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

The following information applies to the Forward Income Allocation Fund (the “Fund”) only:

Change of Name: Effective May 1, 2012, the name of the Fund will be changed to the “Forward Income Builder Fund.” Accordingly, effective May 1, 2012, all references in each of the prospectuses and the statement of additional information to “Forward Income Allocation Fund” shall be replaced with “Forward Income Builder Fund.”

Change to Principal Investment Strategy: Effective May 1, 2012, the first two sentences of the section titled “Principal Investment Strategy” shall be replaced to read as follows: The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying

Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity. The Fund’s equity investments will focus principally on income producing equity securities. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a lower risk tolerance by allocating the Fund’s investments to income producing assets that are exhibiting a statistically higher yield relative to other income producing assets while also managing the volatility of the Fund. The Fund’s volatility is expected to be similar to the volatility of the Income Allocation Blended Index, which consists of 85% Barclays Capital Global Aggregate Bond Index and 15% MSCI All Country World Index.

Change of Benchmark Index: Effective May 1, 2012, the benchmark index for the Fund will be the Income Allocation Blended Index (85% Barclays Capital Global Aggregate Bond Index/15% MSCI All Country World Index). Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information”: Effective May 1, 2012, the Income Allocation Blended Index (85% Barclays Capital Global Aggregate Bond Index/15% MSCI All Country World Index) replaced the Barclays Capital U.S. Aggregate Bond Index as the Fund’s benchmark. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the Income Allocation Blended Index (85% Barclays Capital Global Aggregate Bond Index/15% MSCI All Country World Index) will be shown.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 25, 2012

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 25, 2012